Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.0%
Domestic Equity 40.6%
iShares Core S&P 500 ETF (a)	60	17,815
iShares Core S&P Mid-Cap ETF	105	20,315
iShares Morningstar Large-Cap Value ETF	162	17,850
iShares MSCI USA Quality Factor ETF	180	16,595
iShares S&P SmallCap 600 Index ETF	54	4,245
iShares U.S. Consumer Services ETF	58	12,703
iShares U.S. Financial Services ETF	27	3,638
iShares U.S. Technology ETF (a)	27	5,468
		98,629
Domestic Fixed Income 14.6%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	63	2,948
iShares Core Total U.S. Bond Market ETF	76	8,586
iShares Liquidity Income ETF	239	12,056
iShares MBS ETF	109	11,772
		35,362
International Equity 13.8%
iShares Core MSCI EAFE ETF	548	33,469
Emerging Markets Equity 12.1%
iShares Core MSCI Emerging Markets ETF	600	29,410
Global Equity 8.5%
iShares Exponential Technologies ETF (a)	532	20,569
Alternative 6.7%
iShares Global Infrastructure ETF (a)	211	9,836
iShares U.S. Real Estate ETF (a)	68	6,400
		16,236
Emerging Markets Fixed Income 2.7%
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,707
Total Investment Companies (cost $220,356)		240,382
SHORT TERM INVESTMENTS 3.9%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	6,758	6,758
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	2,656	2,656
Total Short Term Investments (cost $9,414)		9,414
Total Investments 102.9% (cost $229,770)		249,796
Other Assets and Liabilities, Net (2.9)%		(7,060)
Total Net Assets 100.0%		242,736

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 97.8%
Domestic Fixed Income 48.1%
iShares 0-5 Year High Yield Corporate Bond ETF	122	5,680
iShares 0-5 Year TIPS Bond ETF	43	4,289
iShares Core Total U.S. Bond Market ETF	203	22,929
iShares Liquidity Income ETF	363	18,287
iShares MBS ETF	177	19,159
		70,344
Domestic Equity 23.5%
iShares Core S&P 500 ETF	31	9,368
iShares Core S&P Mid-Cap ETF	32	6,298
iShares Morningstar Large-Cap Value ETF	53	5,854
iShares MSCI USA Quality Factor ETF	62	5,760
iShares S&P SmallCap 600 Index ETF	14	1,107
iShares U.S. Consumer Services ETF	18	3,834
iShares U.S. Technology ETF (a)	11	2,173
		34,394
International Equity 7.9%
iShares Core MSCI EAFE ETF	188	11,514
	Shares	Value ($)
Emerging Markets Fixed Income 6.3%
iShares JPMorgan USD Emerging Markets Bond ETF	81	9,189
Emerging Markets Equity 5.4%
iShares Core MSCI Emerging Markets ETF	160	7,830
Alternative 3.3%
iShares Global Infrastructure ETF	64	2,962
iShares U.S. Real Estate ETF (a)	20	1,907
		4,869
Global Equity 3.3%
iShares Exponential Technologies ETF	123	4,748
Total Investment Companies (cost $135,260)		142,888
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	3,244	3,244
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	2,320	2,320
Total Short Term Investments (cost $5,564)		5,564
Total Investments 101.6% (cost $140,824)		148,452
Other Assets and Liabilities, Net (1.6)%		(2,327)
Total Net Assets 100.0%		146,125

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.4%
Domestic Fixed Income 32.8%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	148	6,881
iShares 0-5 Year TIPS Bond ETF (a)	34	3,452
iShares Core Total U.S. Bond Market ETF	273	30,918
iShares Liquidity Income ETF (a)	489	24,619
iShares MBS ETF	253	27,394
		93,264
Domestic Equity 30.5%
iShares Core S&P 500 ETF (a)	64	19,040
iShares Core S&P Mid-Cap ETF	71	13,695
iShares Morningstar Large-Cap Value ETF	136	15,043
iShares MSCI USA Quality Factor ETF	168	15,507
iShares S&P SmallCap 600 Index ETF (a)	37	2,840
iShares U.S. Consumer Services ETF (a)	55	11,898
iShares U.S. Financial Services ETF (a)	21	2,823
iShares U.S. Technology ETF (a)	28	5,659
		86,505
International Equity 9.9%
iShares Core MSCI EAFE ETF	458	27,990
Emerging Markets Equity 8.4%
iShares Core MSCI Emerging Markets ETF	486	23,838
Global Equity 6.7%
iShares Exponential Technologies ETF (a)	494	19,124
Alternative 5.1%
iShares Global Infrastructure ETF (a)	186	8,653
iShares U.S. Real Estate ETF	64	5,942
		14,595
Emerging Markets Fixed Income 5.0%
iShares JPMorgan USD Emerging Markets Bond ETF	126	14,300
Total Investment Companies (cost $256,972)		279,616
SHORT TERM INVESTMENTS 10.0%
Securities Lending Collateral 8.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (b) (c)	22,985	22,985

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (b) (c)	5,381	5,381
Total Short Term Investments (cost $28,366)		28,366
Total Investments 108.4% (cost $285,338)		307,982
Other Assets and Liabilities, Net (8.4)%		(23,822)
Total Net Assets 100.0%		284,160

(a)  All or a portion of the security was on loan as of September 30, 2019.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Financials 21.1%
1st Constitution Bancorp	1	11
1st Security Bank of Washington	—	15
1st Source Corp.	2	93
Affiliated Managers Group, Inc.	2	169
Allegiance Bancshares, Inc. (a)	2	62
A-Mark Precious Metals, Inc. (a)	1	10
Ambac Financial Group, Inc. (a)	5	93
American Equity Investment Life Holding Company	6	145
American National Bankshares Inc.	1	28
American National Insurance Company	1	170
American River Bankshares	1	15
Ameris Bancorp	4	172
Amerisafe, Inc.	2	105
Argo Group International Holdings, Ltd.	2	139
Arrow Financial Corporation	2	55
Artisan Partners Asset Management Inc. - Class A	3	88
Associated Banc-Corp	8	160
Assured Guaranty Ltd.	4	197
Asta Funding, Inc. (a)	—	1
Atlantic Capital Bancshares, Inc. (a)	2	33
Atlantic Union Bankshares Corporation	5	184
Atlanticus Holdings Corporation (a)	1	9
Axos Financial, Inc. (a)	4	122
Banc of California, Inc.	4	50
BancFirst Corporation	2	114
BancorpSouth Bank	6	188
Bank of Hawaii Corporation	2	188
Bank of Marin Bancorp	1	40
Bank of N.T. Butterfield & Son Limited (The)	4	127
Bank OZK	8	221
BankFinancial Corporation	2	20
BankUnited, Inc.	6	209
Banner Corporation	3	147
Bar Harbor Bankshares	1	27
Berkshire Hills Bancorp, Inc.	4	109
BGC Partners, Inc. - Class A	17	91
Blucora, Inc. (a)	4	92
Boston Private Financial Holdings Inc.	7	84
Bridge Bancorp Inc.	2	56
Bridgewater Bancshares, Inc. (a)	3	39
Brighthouse Financial, Inc. (a)	6	255
Brightsphere Investment Group Inc.	5	51
Brookline Bancorp, Inc.	6	85
Bryn Mawr Bank Corp.	1	53
Byline Bancorp, Inc. (a)	3	58
C&F Financial Corporation	—	21
Cadence Bancorporation - Class A	7	123
Cambridge Bancorp	—	30
Camden National Corp.	1	55
Cannae Holdings, Inc. (a)	5	147
Capital City Bank Group Inc.	1	35
Capitol Federal Financial	10	139
Capstar Financial Holdings, Inc.	2	31
Carolina Financial Corp.	2	53
Cathay General Bancorp	5	176
CBTX, Inc.	2	54
Centerstate Bank Corporation	7	172
Central Pacific Financial Corp.	2	62
Central Valley Community Bancorp	1	19
Century Bancorp Inc. - Class A	—	31
Chemung Financial Corporation	—	8
CIT Group Inc.	5	243
Citizens & Northern Corp.	—	11
Citizens Inc. - Class A (a) (b)	4	28
City Holdings Co.	1	82
Civista Bancshares Inc.	1	25
CNB Financial Corp.	1	40
Cohen & Steers, Inc.	3	163
Columbia Banking System Inc.	5	167
Columbia Financial, Inc. (a)	8	127
Community Bank System Inc.	3	183
Community Bankers Trust Corp.	1	12
Community Trust Bancorp Inc.	1	52
ConnectOne Bancorp, Inc.	2	53
Cowen Inc. - Class A (a)	2	30
Crawford & Co. - Class A	3	30
Crawford & Co. - Class B	3	28
Curo Group Holdings Corp. (a)	4	47
Customers Bancorp, Inc. (a)	1	28
CVB Financial Corp.	8	177
Diamond Hill Investment Group, Inc.	—	31
Dime Community Bancshares Inc.	2	49
Donegal Group Inc. - Class A	4	53
Donnelley Financial Solutions, Inc. (a)	3	36
Eagle Bancorp Inc.	3	115
Eaton Vance Corp.	3	154
eHealth, Inc. (a)	2	112
Elevate Credit, Inc. (a)	2	9
Employer Holdings Inc.	2	98
Encore Capital Group Inc. (a) (b)	3	84
Enova International, Inc. (a)	2	50
Enstar Group Limited (a)	1	209
Enterprise Bancorp Inc.	2	55
Enterprise Financial Services Corp.	2	77
Equity Bancshares, Inc. - Class A (a)	1	32
Essent Group Ltd.	4	179
Evercore Inc. - Class A	2	175
EzCorp Inc. - Class A (a)	4	26
Farmers National Banc Corp.	3	39
FB Financial Corporation	2	84
FBL Financial Group, Inc. - Class A	2	106
Federal Agricultural Mortgage Corp. - Class C	1	51
Federated Investors Inc. - Class B	7	211
Fednat Holding Company	1	20
Financial Institutions Inc.	1	44
First Bancorp Inc.	2	80
First Bancorp Inc.	13	133
First Bancshares Inc.	2	53
First Bank of New Jersey	1	13
First Busey Corp.	4	107
First Commonwealth Financial Corp.	8	101
First Community Bancshares, Inc.	1	41
First Defiance Financial Corp.	2	46
First Financial Bancorp	6	146
First Financial Bancshares, Inc.	7	245
First Financial Corp.	1	39
First Financial Northwest, Inc.	1	11
First Foundation Inc.	4	63
First Hawaiian, Inc.	6	149
First Horizon National Corp.	1	13
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. - Class A	3	114
First Merchants Corp.	4	146
First Mid-Illinois Bancshares Inc.	1	46
First Midwest Bancorp Inc.	7	128
First of Long Island Corp.	2	41
FirstCash, Inc.	3	237
Flagstar Bancorp Inc.	4	132
Flushing Financial Corp.	3	51
FNB Corp.	19	222
Franklin Financial Network, Inc.	1	42
Fulton Financial Corp.	9	153
GAIN Capital Holdings, Inc. (b)	2	11
GAMCO Investors Inc. - Class A	1	24
Genworth Financial, Inc. - Class A (a)	4	17
German American Bancorp Inc.	2	63
Glacier Bancorp, Inc.	5	218
Global Indemnity Ltd - Class A	1	17
Goosehead Insurance, Inc. - Class A	1	62
Great Southern Bancorp Inc.	1	61
Great Western Bancorp Inc.	4	127
Green Dot Corporation - Class A (a)	3	82
Greenhill & Co. Inc.	2	22
Greenlight Capital Re, Ltd. - Class A (a)	2	25
Guaranty Bancshares Inc.	1	33
Hallmark Financial Services, Inc. (a)	2	35

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Hamilton Lane Inc. - Class A	2	88
Hancock Whitney Co.	6	214
Hanmi Financial Corp.	2	44
HarborOne Bancorp, Inc. (a)	4	36
HCI Group, Inc.	1	51
Heartland Financial USA, Inc.	3	120
Hennessy Advisors Inc.	1	8
Heritage Commerce Corp.	3	41
Heritage Financial Corporation	3	81
Heritage Insurance Holdings, Inc.	2	33
Hingham Institution for Savings	—	31
Home Bancorp, Inc.	1	26
Home Bancshares Inc.	10	195
HomeStreet, Inc. (a)	2	57
HomeTrust Bancshares Inc.	1	30
Hope Bancorp, Inc.	9	127
Horace Mann Educators Corp.	3	134
Horizon Bancorp Inc.	3	54
Houlihan Lokey Inc. - Class A	2	101
Howard Bancorp Inc. (a)	1	11
IberiaBank Corp.	3	252
Impac Mortgage Holdings, Inc. (a) (b)	1	8
Independence Holding Co.	—	12
Independence Holdings, LLC	1	39
Independent Bank Corp.	2	152
Independent Bank Group, Inc.	2	125
Interactive Brokers Group, Inc. (c)	1	73
Internap Corporation (a) (b)	2	4
International Bancshares Corp.	4	146
INTL FCStone Inc. (a)	1	54
Investors Bancorp, Inc.	16	178
Investors Title Co.	—	40
James River Group, Inc.	2	110
Janus Henderson Group PLC	9	207
Kearny Financial Corp	3	40
Kemper Corp.	2	155
Kingstone Cos. Inc.	1	12
Kinsale Capital Group, Inc.	1	126
Ladenburg Thalmann Financial Services Inc.	21	50
Lakeland Bancorp Inc.	3	51
Lakeland Financial Corp.	2	84
Lazard Ltd - Class A	2	66
LCNB Corp.	1	9
LegacyTexas Financial Group, Inc.	3	131
Legg Mason Inc.	5	188
LendingClub Corporation (a)	6	76
LendingTree, Inc. (a) (b)	1	210
Live Oak Bancshares, Inc.	2	44
Longlade, Dr Charles W	1	29
Luther Burbank Corporation	3	31
Macatawa Bank Corp.	5	50
Maiden Holdings, Ltd.	5	4
Manning & Napier, Inc. - Class A	3	5
Marlin Business Services Inc.	1	18
MBIA Inc. (a)	6	51
Mercantile Bank Corp.	1	37
Merchants Bancorp, Inc.	3	43
Mercury General Corp.	3	179
Meridian Bancorp, Inc.	4	68
Meta Financial Group, Inc.	3	95
Metropolitan Bank Holding Corp. (a)	1	30
Midland States Bancorp Inc.	2	46
MidWestOne Financial Group Inc.	1	34
Moelis & Company LLC - Class A	2	71
Mr. Cooper Group Inc. (a)	7	74
National Bank Holdings Corp. - Class A	2	73
National General Holdings Corp.	5	125
National Western Life Group Inc. - Class A	—	70
Navient Corporation	15	190
NBT Bancorp Inc.	3	112
Nelnet, Inc. - Class A	2	109
Nicholas Financial, Inc. (a)	2	17
Nicolet Bankshares, Inc. (a)	1	55
NMI Holdings Inc. - Class A (a)	5	121
Northeast Bank	—	4
Northfield Bancorp Inc.	4	71
Northrim BanCorp Inc.	1	22
Northwest Bancshares Inc.	7	122
OceanFirst Financial Corp.	4	92
Ocwen Financial Corp. (a)	6	11
OFG Bancorp	3	70
Old Line Bancshares, Inc.	1	43
Old National Bancorp	10	177
Old Second Bancorp Inc.	2	24
On Deck Capital Inc. (a)	6	21
Oppenheimer Holdings Inc. - Class A	1	32
Option Care Health, Inc. (a)	5	16
Opus Bank	2	51
Origin Bancorp, Inc.	2	67
Oritani Financial Corp.	3	59
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp, Inc.	5	146
PacWest Bancorp	7	243
Park National Corp.	1	115
Paysign, Inc. (a)	3	33
Peapack Gladstone Financial Corp.	2	45
PennyMac Financial Services, Inc. (a)	3	105
Peoples Bancorp Inc.	2	55
People's Utah Bancorp	1	35
Pinnacle Financial Partners, Inc.	4	247
Piper Jaffray Cos.	1	80
PJT Partners Inc. - Class A	2	76
Preferred Bank	1	62
Primerica, Inc.	—	63
ProAssurance Corporation	3	125
Prosperity Bancshares Inc.	4	276
Protective Insurance Company - Class B	1	21
Provident Financial Holdings Inc.	1	27
Provident Financial Services, Inc.	5	119
Pzena Investment Management, Inc. - Class A	1	10
QCR Holdings, Inc.	1	43
RBB Bancorp	1	26
Regional Management Corp. (a)	1	33
Renasant Corporation	3	119
Republic Bancorp Inc. - Class A	1	54
Republic First Bancorp Inc. (a)	5	20
Riverview Bancorp Inc.	3	20
RLI Corp.	3	263
S&T Bancorp Inc.	3	97
Safeguard Scientifics Inc. (a)	1	16
Safety Insurance Group, Inc.	1	118
Sandy Spring Bancorp Inc.	3	91
Seacoast Banking Corp. of Florida (a)	2	46
Selective Insurance Group Inc.	4	283
ServisFirst Bancshares, Inc.	4	125
Sierra BanCorp	1	36
Silvercrest Asset Management Group Inc. - Class A	1	10
Simmons First National Corp. - Class A	6	150
SLM Corporation	18	156
Smartfinancial, Inc. (a)	1	22
South State Corp.	2	147
Southern First Bancshares Inc. (a)	1	25
Southern Missouri Bancorp Inc.	1	35
Southern National Bancorp of Virginia Inc.	2	27
Southside Bancshares, Inc.	2	77
Spirit Of Texas Bancshares Inc. (a)	1	31
State Auto Financial Corp.	3	98
Sterling Bancorp	12	233
Sterling Bancorp, Inc.	2	21
Stewart Information Services Corp.	2	64
Stifel Financial Corp.	4	248
Stock Yards Bancorp Inc.	2	61
Summit Financial Group, Inc.	1	20
TCF Financial Corporation	9	355
Telaria Inc. (a)	5	37
Texas Capital Bancshares, Inc. (a)	3	156
The Bancorp, Inc. (a)	5	52
The First Bancorp, Inc.	2	49
The PRA Group, Inc. (a)	3	110
Third Point Reinsurance Ltd. (a)	7	71

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Timberland Bancorp Inc.	1	19
Tompkins Financial Corp.	1	95
TowneBank	4	125
Trico Bancshares	2	75
Tristate Capital Holdings, Inc. (a)	2	42
Triumph Bancorp, Inc. (a)	2	58
Trupanion Inc. (a) (b)	1	19
TrustCo Bank Corp.	8	62
Trustmark Corp.	4	130
UMB Financial Corp.	3	184
Umpqua Holdings Corp.	12	205
United Bankshares Inc.	6	219
United Community Banks, Inc.	5	142
United Community Financial Corp.	4	43
United Financial Bancorp Inc.	3	42
United Fire Group Inc.	2	87
United Insurance Holdings Corp.	4	49
Universal Insurance Holdings, Inc.	2	73
Univest Financial Corporation	2	61
Valley National Bancorp	20	220
Veritex Holdings Inc.	2	54
Victory Capital Holdings, Inc. - Class A	1	11
Virtu Financial Inc. - Class A (b)	4	73
Virtus Partners, Inc.	1	63
Waddell & Reed Financial Inc. - Class A (b) (c)	4	77
Walker & Dunlop, Inc.	2	131
Washington Federal Inc.	2	62
Washington Trust Bancorp Inc.	1	59
Waterstone Financial, Inc.	2	42
Webster Financial Corp.	5	236
WesBanco Inc.	3	126
West Bancorporation, Inc.	2	46
Westamerica Bancorp	2	116
Western Alliance Bancorp	6	263
Western New England Bancorp Inc.	4	41
Westwood Holdings Group Inc.	1	16
White Mountains Insurance Group Ltd	—	195
Wintrust Financial Corporation	3	216
WisdomTree Investments, Inc.	10	53
World Acceptance Corp. (a)	1	82
WSFS Financial Corp.	4	159
		28,877
Industrials 18.3%
AAON, Inc.	3	127
AAR Corp.	1	26
ABM Industries Incorporated	4	145
ACCO Brands Corporation	7	69
Actuant Corporation - Class A	4	83
Advanced Disposal Services, Inc. (a)	6	192
Advanced Drainage Systems, Inc.	3	106
Advanced Energy Industries, Inc. (a)	2	142
Aegion Corporation (a)	1	31
Aerojet Rocketdyne Holdings, Inc. (a)	5	246
AeroVironment, Inc. (a)	2	93
Air Lease Corporation - Class A	6	269
Air Transport Services Group, Inc. (a)	4	84
Aircastle Limited	3	65
Alamo Group Inc.	1	103
Albany International Corp. - Class A	2	163
Allegiant Travel Company	1	168
Allied Motion Technologies Inc.	1	36
Altra Industrial Motion Corp.	2	60
Ameresco, Inc. - Class A (a)	2	29
American Superconductor Corporation (a)	1	9
American Woodmark Corporation (a)	1	103
Apogee Enterprises, Inc.	2	81
Applied Industrial Technologies, Inc.	2	138
ARC Document Solutions, Inc. (a)	3	4
Arcbest Corporation	2	56
Arcosa, Inc.	1	45
Ardmore Shipping Services (Ireland) Limited (a)	2	13
Argan, Inc.	2	67
Armstrong Flooring, Inc. (a)	2	14
Armstrong World Industries, Inc.	3	282
Astec Industries, Inc.	2	56
Astronics Corporation (a)	2	60
Astronics Corporation - Class B (a)	—	4
Atkore International Group Inc. (a)	4	114
Atlas Air Worldwide Holdings, Inc. (a)	2	44
Avis Budget Group, Inc. (a)	4	119
Axone Intelligence Inc. (a)	3	163
AZZ Inc.	2	89
Barnes Group Inc.	3	156
Barrett Business Services, Inc.	1	57
Beacon Roofing Supply, Inc. (a)	4	145
BG Staffing, Inc.	1	19
Blue Bird Global Corporation (a)	2	41
Brady Corp. - Class A	3	153
Briggs & Stratton Corp.	3	21
Brink's Co.	3	247
Builders FirstSource, Inc. (a)	7	136
CAI International Inc. (a)	2	37
Casella Waste Systems Inc. - Class A (a)	3	133
CBIZ Inc. (a)	4	100
Ceco Environmental Corp. (a)	3	19
Chart Industries, Inc. (a)	2	126
Cimpress N.V. (a) (d)	2	210
CIRCOR International, Inc. (a)	1	49
Civeo Corporation (a)	12	15
Clean Harbors Inc. (a)	4	274
Colfax Corp. (a)	7	210
Columbus Mckinnon Corp.	2	73
Comfort Systems USA Inc.	3	114
Commercial Vehicle Group Inc. (a)	2	17
Construction Partners, Inc. - Class A (a)	3	45
Continental Building Products Inc. (a)	3	76
Copa Holdings, S.A. - Class A	1	92
Cornerstone Building Brands, Inc. (a)	5	28
Costamare Inc.	8	48
Covanta Holding Corporation	8	133
Covenant Transportation Group, Inc. - Class A (a)	1	23
CRA International, Inc.	—	20
CSW Industrials Inc.	1	81
Cubic Corp.	2	133
Daseke Companies, Inc. (a)	5	11
Deluxe Corp.	3	124
Douglas Dynamics, Inc.	1	66
Ducommun Inc. (a)	1	50
DXP Enterprises Inc. (a)	2	52
Dycom Industries, Inc. (a)	2	122
Eagle Bulk Shipping Inc. (a) (b)	5	24
Eastern Co.	1	15
Echo Global Logistics, Inc. (a)	3	59
EMCOR Group, Inc.	1	121
Encore Wire Corp.	2	93
Energy Recovery, Inc. (a) (b)	5	44
EnerSys	3	174
Ennis Inc.	2	48
EnPro Industries, Inc.	1	98
ESCO Technologies Inc.	2	127
Evoqua Water Technologies Corp. (a)	8	142
Exponent, Inc.	3	214
Federal Signal Corp.	4	140
Fluor Corp.	4	67
Forrester Research Inc.	1	42
Forward Air Corp.	2	129
Franklin Covey Co. (a)	1	48
Franklin Electric Co. Inc.	3	132
FreightCar America Inc. (a)	1	3
FTI Consulting Inc. (a)	2	209
Gates Industrial Corporation PLC (a)	5	51
GATX Corp.	2	170
Genco Shipping & Trading Limited (a)	4	33
Generac Holdings Inc. (a)	4	298
Gibraltar Industries Inc. (a)	2	113
GMS Inc. (a)	3	85
Golden Ocean Group Limited (b)	1	8
Goldfield Corp. (a)	1	3
Gorman-Rupp Co.	2	62

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
GP Strategies Corporation (a)	1	15
GrafTech International Ltd.	12	157
Graham Corp.	1	14
Granite Construction Inc.	3	99
Great Lakes Dredge & Dock Corp. (a)	6	61
Greenbrier Cos. Inc.	2	48
Griffon Corp.	4	74
H&E Equipment Services Inc.	3	79
Harsco Corp. (a)	6	119
Hawaiian Holdings Inc.	4	93
HC2 Holdings Inc. (a) (b)	1	2
Healthcare Services Group Inc. (b)	5	111
Heartland Express Inc.	6	118
Heidrick & Struggles International Inc.	2	45
Helios Technologies, Inc.	2	99
Herc Holdings Inc. (a)	2	98
Heritage-Crystal Clean, LLC (a)	2	50
Herman Miller Inc.	4	169
Hertz Global Holdings, Inc. (a)	9	128
Hill International Inc. (a)	5	15
Hillenbrand Inc.	4	113
HNI Corp.	3	96
HUB Group Inc. - Class A (a)	2	100
Hudson Global, Inc. (a) (c)	—	2
Hudson Technologies Inc. (a) (b)	2	2
Hurco Cos. Inc.	1	20
Huron Consulting Group Inc. (a)	2	98
Huttig Building Products Inc. (a)	2	3
Hyster-Yale Materials Handling Inc. - Class A	1	53
ICF International, Inc.	1	113
IES Holdings, Inc. (a)	1	25
InnerWorkings, Inc. (a)	6	28
Innovative Solutions and Support, Inc. (a)	—	2
Insperity, Inc.	2	148
Insteel Industries, Inc.	2	32
Interface Inc.	4	57
IntriCon Corporation (a) (b)	1	27
JELD-WEN Holding, Inc. (a)	7	131
John Bean Technologies Corp.	2	172
Kadant Inc.	1	80
Kaman Corp.	2	117
Kelly Services Inc. - Class A	3	68
Kennametal Inc.	5	163
Kforce Inc.	2	74
Kimball International Inc. - Class B	3	54
Kirby Corp. (a)	3	284
Knoll Inc.	4	92
Korn Ferry	3	135
Kratos Defense & Security Solutions, Inc. (a)	8	150
Landstar System Inc.	2	187
Lawson Products Inc. (a)	1	46
LB Foster Co. (a)	1	23
Lindsay Corp.	1	68
LSC Communications, Inc.	3	4
Lydall Inc. (a)	1	33
Macquarie Infrastructure Corporation	5	199
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	3	35
Marten Transport Ltd.	4	84
Masonite International Corp. (a)	2	103
MasTec Inc. (a)	5	302
Matson Intermodal - Paragon, Inc.	3	122
Matthews International Corp. - Class A	2	85
McGrath RentCorp	2	125
Mercury Systems Inc. (a)	3	244
Meritor, Inc. (a)	6	112
Mesa Air Group, Inc. (a)	3	18
Milacron Holdings Corp. (a)	4	69
Miller Industries Inc.	1	32
Mistras Group, Inc. (a)	3	42
Mobile Mini, Inc.	4	130
Moog Inc. - Class A	2	155
MRC Global Inc. (a)	5	65
MSA Safety Inc.	2	251
Mueller Industries Inc.	4	118
Mueller Water Products Inc. - Class A	11	120
MYR Group Inc. (a)	1	46
National Presto Industries Inc.	1	55
Navigant Consulting, Inc.	2	64
Navistar International Corporation (a)	6	172
NN Inc.	3	20
Northwest Pipe Co. (a)	1	29
Now, Inc. (a)	6	74
NV5 Global, Inc. (a)	1	70
Nvent Electric Public Limited Company	10	213
Omega Flex Inc.	1	78
Orion Group Holdings, Inc. (a)	2	11
PAM Transportation Services Inc. (a)	1	31
Park-Ohio Holdings Corp.	1	29
Patrick Industries Inc. (a)	2	83
Patriot Transportation, Inc. (a) (c)	—	6
Performant Financial Corporation (a) (c)	3	3
PGT Innovations, Inc. (a)	5	82
Pitney Bowes Inc.	12	53
Powell Industries Inc.	1	43
Preformed Line Products Co.	1	29
Primoris Services Corporation	3	63
Proto Labs Inc. (a)	2	171
Quad/Graphics Inc. - Class A	3	31
Quanex Building Products Corp.	2	40
Radiant Logistics, Inc. (a)	4	20
Raven Industries Inc.	3	84
RBC Bearings Incorporated (a)	1	235
Red Violet, Inc. (a)	—	5
Regal-Beloit Corp.	3	185
Resideo Technologies, Inc. (a)	8	108
Resources Connection, Inc.	2	38
REV Group Inc.	5	52
Rexnord Corporation (a)	6	167
RR Donnelley & Sons Co.	8	31
Rush Enterprises Inc. - Class A	2	77
Saia, Inc. (a)	2	156
Schneider National, Inc. - Class B	5	118
Scorpio Bulkers Inc.	7	40
Simpson Manufacturing Co. Inc.	3	175
SiteOne Landscape Supply, Inc. (a)	2	172
SkyWest Inc.	3	175
SP Plus Corporation (a)	2	68
Spartan Motors Inc.	3	38
Spirit Airlines Inc. (a)	4	158
SPX Corp. (a)	3	126
SPX Flow, Inc. (a)	3	124
Standex International Corp.	1	64
Steelcase Inc. - Class A	6	109
Stericycle Inc. (a)	5	267
Sterling Construction Co. Inc. (a)	2	30
Stock Building Supply Holdings, LLC (a)	5	130
SunRun Inc. (a)	9	150
Team Inc. (a) (b)	2	39
Tennant Co.	1	96
Terex Corp.	5	132
Tetra Tech, Inc.	3	300
Textainer Group Holdings Limited (a)	5	54
Thermon Group Holdings, Inc. (a)	2	50
Timken Co.	5	207
Titan International, Inc.	4	10
Titan Machinery Inc. (a)	2	26
TPI Composites, Inc. (a)	3	57
Transact, Inc. (a)	—	9
Trex Company, Inc. (a)	4	335
TriMas Corp. (a)	3	97
TriNet Group Inc. (a)	3	181
Trinity Industries Inc.	8	156
Triton Container International Limited - Class A	5	165
Triumph Group Inc.	1	12
TrueBlue, Inc. (a)	3	64
Tutor Perini Corp. (a)	5	65
Twin Disc Inc. (a)	1	8
U.S. Xpress Enterprises, Inc. (a)	2	10
Ultralife Corp. (a)	—	1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
UniFirst Corp.	1	162
Universal Forest Products Inc.	4	148
Universal Logistics Holdings, Inc.	3	59
US Ecology, Inc.	2	102
USA Truck Inc. (a)	1	9
Valmont Industries Inc.	1	179
Vectrus, Inc. (a)	1	41
Veritiv Corp. (a)	1	20
Viad Corp	1	95
Vicor Corp. (a)	2	58
VSE Corp.	1	33
Wabash National Corp.	4	56
Watts Water Technologies Inc. - Class A	2	153
Welbilt Inc. (a)	8	134
Werner Enterprises Inc.	4	148
Wesco Aircraft Holdings Inc. (a)	7	72
WESCO International, Inc. (a)	3	123
Willdan Group, Inc. (a)	1	30
Willscot Corp. (a)	3	44
YRC Worldwide Inc. (a) (b)	4	13
		25,068
Information Technology 14.0%
2U, Inc. (a)	3	51
3D Systems Corporation (a) (b)	7	56
A10 Networks, Inc. (a)	6	40
Acacia Communications, Inc. (a)	3	170
ACI Worldwide, Inc. (a)	7	229
ACM Research, Inc. - Class A (a)	2	21
Adesto Technologies Corporation (a)	3	28
ADTRAN, Inc.	4	42
Agilysys, Inc. (a)	2	56
Airgain, Inc. (a)	1	10
Alarm.Com Holdings, Inc. (a)	3	140
Alpha and Omega Semiconductor Limited (a)	3	32
Altair Engineering Inc. - Class A (a)	2	83
Ambarella Inc. (a)	2	124
American Software, Inc. - Class A	3	38
Amkor Technology, Inc. (a)	15	133
Amtech Systems, Inc. (a)	2	8
Anixter International Inc. (a)	2	148
AppFolio, Inc. - Class A (a)	1	84
Applied Optoelectronics, Inc. (a) (b)	2	17
Arlo Technologies, Inc. (a)	5	18
ASGN Incorporated (a)	3	188
AstroNova, Inc.	1	8
Avaya Holdings Corp. (a)	8	82
Avid Technology, Inc. (a)	3	20
Avnet, Inc.	6	259
AVX Corporation	9	134
Aware Inc. (a) (c)	5	14
Axcelis Technologies, Inc. (a)	3	43
AXT, Inc. (a)	4	15
Badger Meter, Inc.	2	120
Bel Fuse Inc. - Class B	1	20
Belden Inc.	3	154
Benchmark Electronics, Inc.	1	37
Blackbaud, Inc.	2	206
Blackline, Inc. (a)	3	129
Bottomline Technologies Inc. (a)	3	133
Brightcove Inc. (a)	3	30
Brooks Automation Inc.	4	159
Cabot Microelectronics Corporation	2	225
CACI International Inc. - Class A (a)	1	261
CalAmp Corp. (a)	3	30
Calix, Inc. (a)	6	37
Carbonite Inc. (a)	2	24
Cardtronics PLC - Class A (a)	3	105
Casa Systems, Inc. (a)	8	61
Cass Information Systems, Inc.	1	52
CCUR Holdings, Inc. (a)	1	5
CEVA Inc. (a)	2	61
ChannelAdvisor Corp. (a)	3	25
Cirrus Logic Inc. (a)	4	190
Cision Ltd. (a)	8	60
Clearfield, Inc. (a)	1	13
Coda Octopus Group, Inc. (a) (b)	1	9
Coherent Inc. (a)	1	218
Cohu Inc.	3	46
CommScope Holding Company, Inc. (a)	8	95
CommVault Systems Inc. (a)	3	135
Comtech Telecommunications Corp.	2	55
Conduent Inc. (a)	9	58
CoreLogic, Inc. (a)	5	221
Cornerstone OnDemand, Inc. (a)	2	130
CSG Systems International, Inc.	3	130
CTS Corp.	2	75
Cyberoptics Corp. (a)	1	10
Daktronics Inc.	4	28
Dasan Zhone Solutions, Inc. (a)	2	15
Diebold Nixdorf Inc. (a)	1	15
Digi International Inc. (a)	2	31
Digital Turbine USA, Inc. (a)	8	52
Diodes Inc. (a)	4	144
DSP Group, Inc. (a)	2	34
Ebix Inc. (b)	2	94
EchoStar Corp. - Class A (a)	3	108
Endurance International Group Holdings, Inc. (a)	12	43
Enphase Energy, Inc. (a)	6	126
Entegris, Inc.	3	163
Envestnet, Inc. (a)	3	166
ePlus Inc. (a)	1	82
EVERTEC, Inc.	4	134
EVO Payments, Inc. - Class A (a)	2	52
Evolving Systems, Inc. (a) (c)	1	1
Exela Technologies, Inc. (a) (b)	4	5
ExlService Holdings Inc. (a)	2	127
Extreme Networks, Inc. (a)	6	44
Fabrinet (a)	3	144
FARO Technologies Inc. (a)	1	60
FireEye, Inc. (a)	9	121
Fitbit, Inc. - Class A (a)	13	51
FormFactor Inc. (a)	6	111
Globalscape, Inc.	2	20
Globant S.A. (a)	2	203
GSI Technology, Inc. (a)	3	31
Hackett Group Inc.	3	46
Harmonic Inc. (a)	7	49
I3 Verticals, Inc. - Class A (a)	1	19
Ichor Holdings, Ltd. (a)	2	39
II-VI Inc. (a)	5	170
Immersion Corp. (a)	2	17
Impinj, Inc. (a) (b)	1	20
Infinera Corporation (a) (b)	14	74
INPHI Corporation (a)	2	110
Insight Enterprises, Inc. (a)	3	149
InterDigital Communications, Inc.	2	126
Intevac Inc. (a)	3	14
Iteris, Inc. (a)	4	23
Itron Inc. (a)	2	159
J2 Cloud Services, LLC	2	217
Jabil Inc.	7	258
KBR, Inc.	8	207
Kemet Corp.	5	87
Key Tronic Corp. (a)	3	16
Kimball Electronics Group, LLC (a)	2	32
Knowles Corporation (a)	6	127
Kopin Corp. (a) (b)	9	6
Kulicke & Soffa Industries Inc.	3	71
Lattice Semiconductor Corp. (a)	7	132
Limelight Networks, Inc. (a)	11	32
Littelfuse Inc.	1	185
Liveramp, Inc. (a)	4	162
LogMeIn, Inc.	3	219
Lumentum Holdings Inc. (a)	4	205
Luna Innovations Incorporated (a)	2	10
MACOM Technology Solutions Holdings, Inc. (a)	4	95
MagnaChip Semiconductor, Ltd. (a) (b)	2	21
Manhattan Associates Inc. (a)	4	309
Mantech International Corp. - Class A	1	104

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
MAXIMUS Inc.	—	36
MaxLinear, Inc. - Class A (a)	5	116
Methode Electronics Inc.	3	92
MicroStrategy Inc. - Class A (a)	1	81
Mimecast Uk Limited (a)	4	134
MKS Instruments, Inc.	2	219
MoneyGram International, Inc. (a) (b)	6	24
Monotype Imaging Holdings Inc.	2	38
MTS Systems Corp.	1	78
Nanometrics Inc. (a)	2	59
NAPCO Security Technologies Inc. (a)	1	36
NCR Corporation (a)	5	171
NeoPhotonics Corporation (a)	5	29
NETGEAR, Inc. (a)	2	71
NetScout Systems, Inc. (a)	6	128
Network-1 Technologies, Inc.	3	6
NIC Inc.	5	105
Novantas Inc. (a)	2	175
NVE Corp.	—	21
Onespan, Inc. (a)	3	45
OSI Systems Inc. (a)	1	140
PAR Technology Corp. (a) (b)	—	10
Paylocity Holding Corporation (a)	2	157
PC Connection, Inc.	2	76
PC-Tel, Inc.	2	13
PDF Solutions Inc. (a)	2	33
Perficient, Inc. (a)	2	88
Perspecta Inc.	9	246
PFSweb Inc. (a)	2	6
Photronics Inc. (a)	3	35
Pixelworks, Inc. (a)	3	10
Plantronics Inc.	1	41
Plexus Corp. (a)	2	121
Power Integrations Inc.	2	151
Presidio Inc.	4	67
PRGX Global, Inc. (a)	4	20
Progress Software Corp.	3	127
Pure Storage, Inc. - Class A (a)	11	185
QAD Inc. - Class A	2	70
Qualys, Inc. (a)	2	185
Rambus Inc. (a)	8	109
Ribbon Communications Inc. (a)	8	47
Rogers Corp. (a)	1	150
Rudolph Technologies Inc. (a)	2	65
SailPoint Technologies Holdings, Inc. (a)	5	100
Sanmina Corp. (a)	5	145
Sapiens International Corporation N.V.	4	75
ScanSource Inc. (a)	2	48
Science Applications International Corp.	4	307
Semtech Corp. (a)	4	201
Servicesource International, Inc. (a)	4	4
Sharpspring Technologies, Inc. (a)	1	10
ShotSpotter, Inc. (a)	1	18
Silicon Laboratories Inc. (a)	2	224
SMART Global Holdings, Inc. (a)	2	45
Smith Micro Software, Inc. (a)	4	20
SolarEdge Technologies Ltd. (a)	3	229
SPS Commerce, Inc. (a)	2	113
StarTek, Inc. (a)	2	11
Stratasys, Inc. (a)	1	29
Super Micro Computer, Inc. (a)	2	38
Sykes Enterprises Inc. (a)	2	60
Synaptics Incorporated (a)	2	92
Synchronoss Technologies, Inc. (a)	3	18
SYNNEX Corporation	3	284
Systemax Inc.	3	63
Tech Data Corp. (a)	2	232
TeleNav Inc. (a)	2	12
Teradata Corporation (a)	4	135
Tessco Technologies Inc.	1	7
The Rubicon Project, Inc. (a)	6	55
Transact Technologies Inc.	—	3
TTEC Holdings, Inc.	3	127
TTM Technologies, Inc. (a)	8	100
Ultra Clean Holdings, Inc. (a)	3	44
Unisys Corp. (a)	6	44
Upland Software, Inc. (a)	1	46
Veeco Instruments Inc. (a)	5	57
Verint Systems Inc. (a)	4	171
Verra Mobility Corporation - Class A (a)	4	55
Versum Materials, Inc.	5	277
ViaSat, Inc. (a)	1	47
Viavi Solutions Inc. (a)	15	204
Virtusa Corporation (a)	2	69
Vishay Intertechnology Inc.	8	131
Vishay Precision Group, Inc. (a)	1	36
Wayside Technology Group Inc.	—	5
Xperii Corp.	4	77
Zix Corporation (a)	4	26
		19,235
Consumer Discretionary 14.0%
1-800-Flowers.Com, Inc. - Class A (a)	3	41
Aaron's, Inc.	4	269
Abercrombie & Fitch Co. - Class A	4	67
Acushnet Holdings Corp.	5	129
Adient Public Limited Company	6	136
Adtalem Global Education Inc. (a)	2	95
American Axle & Manufacturing Holdings, Inc. (a)	9	74
American Eagle Outfitters, Inc.	11	175
American Outdoor Brands Corporation (a)	4	24
American Public Education, Inc. (a)	1	25
America's Car Mart, Inc. (a)	1	48
Ark Restaurants Corp.	1	12
Asbury Automotive Group, Inc. (a)	1	141
Ascena Retail Group, Inc. (a)	11	3
At Home Group, Inc. (a) (b)	3	33
AutoNation, Inc. (a)	5	269
Barnes & Noble Education, Inc. (a)	4	13
Bassett Furniture Industries, Incorporated	1	13
BBX Capital Corporation - Class A	7	31
Bed Bath & Beyond Inc. (b)	9	95
Big 5 Sporting Goods Corporation (b)	3	6
Big Lots, Inc.	3	63
Biglari Holdings Inc. - Class A (a)	—	5
Biglari Holdings Inc. - Class B (a)	—	19
BJ's Restaurants, Inc.	2	58
Bloomin' Brands, Inc.	7	132
Boot Barn Holdings, Inc. (a)	2	85
Brinker International Inc.	3	112
Brunswick Corp.	4	204
Build-A-Bear Workshop Inc. (a)	1	4
Caleres Inc.	2	54
Callaway Golf Co.	7	130
Camping World Holdings, Inc. - Class A (b)	1	10
Capri Holdings Limited (a)	6	186
Career Education Corp. (a)	5	75
Carriage Services Inc.	2	40
Carrols Restaurant Group, Inc. (a)	4	30
Carter's Inc.	2	173
Cato Corp. - Class A	2	40
Cavco Industries Inc. (a)	1	133
Century Casinos Inc. (a)	3	20
Century Communities Inc. (a)	1	42
Cheesecake Factory Inc. (b)	3	141
Chico's FAS Inc.	8	33
Childrens Place Retail Stores Inc. (b)	1	90
Choice Hotels International Inc.	1	116
Churchill Downs Inc.	1	119
Chuy's Holdings Inc. (a)	1	27
Citi Trends, Inc.	1	15
Collectors Universe, Inc.	1	38
Conn's Inc. (a)	2	56
Container Store Group Inc. (a)	4	19
Cooper Tire & Rubber Co.	4	107
Cooper-Standard Holdings Inc. (a)	1	59
Core-Mark Holding Co. Inc.	3	106
Cracker Barrel Old Country Store, Inc. (b)	1	237
Crocs Inc. (a)	5	138
CSS Industries Inc.	1	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Culp Inc.	1	21
Dana Holding Corp.	8	118
Dave & Buster's Entertainment Inc.	3	101
Deckers Outdoor Corp. (a)	2	260
Del Taco Restaurants Inc. (a)	3	27
Delphi Technologies PLC	6	77
Delta Apparel Inc. (a)	1	23
Denny's Corporation (a)	5	107
Designer Brands Inc. - Class A (b)	4	72
Destination XL Group, Inc. (a)	6	10
Dick's Sporting Goods Inc.	5	188
Dillard's Inc. - Class A (b)	1	79
Dine Brands Global Inc.	1	96
Dixie Group Inc. - Class A (a) (c)	1	1
Dorman Products Inc. (a)	2	153
Duluth Holdings Inc. - Class B (a) (b)	1	10
El Pollo Loco Holdings Inc. (a)	3	29
Eldorado Resorts, Inc. (a)	4	162
Escalade Inc.	2	24
Ethan Allen Interiors Inc.	2	35
Everi Holdings Inc. (a)	4	36
Express, Inc. (a)	6	20
Extended Stay America, Inc. - Class B	12	177
Fiesta Restaurant Group, Inc. (a)	2	25
Flexsteel Industries Inc.	1	7
Floor & Decor Holdings Inc. (a)	5	255
Foot Locker Inc.	5	208
Fossil Group, Inc. (a)	3	43
Fox Factory Holding Corp. (a)	2	143
Francesca's Holdings Corporation (a) (b)	—	3
Franchise Group, Inc. (a)	1	14
Frontdoor, Inc. (a)	5	241
GameStop Corp. - Class A (b)	8	45
Garrett Motion Inc. (a)	4	41
Genesco Inc. (a)	1	38
Gentherm Incorporated (a)	2	94
G-III Apparel Group, Ltd. (a)	3	76
GNC Holdings, Inc. - Class A (a) (b)	1	3
Goodyear Tire & Rubber Co.	10	147
Gopro Inc. - Class A (a) (b)	11	55
Graham Holdings Co.	—	168
Grantley Adams International Airport Inc. - Class A (a)	1	5
Green Brick Partners Inc. (a)	4	41
Group 1 Automotive Inc.	1	112
Groupon Inc. - Class A (a)	39	105
Guess Inc. (b)	3	59
Hamilton Beach Brands Holding Company	1	13
Haverty Furniture Cos. Inc.	1	29
Helen of Troy Ltd (a)	1	210
Hibbett Sports Inc. (a)	2	36
Hilton Grand Vacations Inc. (a)	6	190
Hooker Furniture Corp.	1	17
Horizon Global Corporation (a)	1	5
Houghton Mifflin Harcourt Company (a)	9	48
Hudson Ltd. (a)	3	36
Installed Building Products, Inc. (a)	2	125
International Game Technology PLC (b)	11	161
iRobot Corp. (a) (b)	2	103
J. Alexander's Holdings, Inc. (a)	1	16
J.Jill, Inc. (b)	2	5
Jack in the Box Inc.	2	154
Johnson Outdoors Inc. - Class A	1	48
K12 Inc. (a)	3	78
KB Home	5	160
Kirkland's Inc. (a) (b)	3	4
Lands' End, Inc. (a)	2	21
Laureate Education Inc. - Class A (a)	7	112
La-Z-Boy Inc.	3	116
LCI Industries	2	147
Leaf Group Ltd. (a)	4	17
LGI Homes, Inc. (a)	2	134
Libbey Inc. (a)	2	7
Lifetime Brands, Inc.	2	18
Lindblad Expeditions Holdings Inc. (a)	4	61
Liquidity Services, Inc. (a)	3	25
Lithia Motors Inc. - Class A	1	161
Lumber Liquidators, Inc. (a) (b)	2	22
M/I Homes, Inc. (a)	3	95
Malibu Boats, Inc. - Class A (a)	2	57
Marine Products Corp.	2	31
MarineMax Inc. (a)	2	30
Marriott Vacations Worldwide Corporation	2	237
MasterCraft Boat Holdings, Inc. (a)	3	38
MDC Holdings Inc.	4	165
Meritage Homes Corporation (a)	4	299
Modine Manufacturing Co. (a)	4	49
Monarch Casino & Resort Inc. (a)	1	43
Monro Inc.	2	157
Motorcar Parts of America Inc. (a)	2	25
Movado Group Inc.	1	27
Murphy USA Inc. (a)	2	166
Nathan's Famous Inc.	1	37
National Vision Holdings, Inc. (a)	6	139
Nautilus, Inc. (a)	2	3
New Home Co. Inc. (a)	2	7
Noodles & Company - Class A (a)	3	15
Nordstrom Inc. (b)	7	222
Office Depot Inc.	12	21
OneSpaWorld Holdings Limited (a) (b)	1	11
Oxford Industries Inc.	1	93
Papa John's International Inc. (b)	2	125
Party City Holdco Inc. (a) (b)	7	40
Penn National Gaming Inc. (a)	5	99
Penske Automotive Group, Inc.	5	247
PetMed Express Inc. (b)	2	32
Pico Holdings Inc. (a)	1	14
Pier 1 Imports, Inc. (a) (b)	—	3
Planet Fitness, Inc. - Class A (a)	2	105
Playa Hotels & Resorts N.V. (a)	9	73
PlayAGS, Inc. (a)	2	16
Potbelly Corporation (a)	2	10
Quotient Technology Inc. (a)	5	41
RCI Hospitality Holdings, Inc.	1	21
Red Lion Hotels Corp. (a)	2	15
Red Robin Gourmet Burgers, Inc. (a)	1	35
Red Rock Resorts, Inc. - Class A	3	58
Regis Corp. (a)	2	46
Rent-A-Center, Inc.	4	114
RH (a) (b)	1	155
Rocky Brands Inc.	—	13
RTW Retailwinds, Inc. (a)	3	4
Ruth's Hospitality Group Inc.	3	53
Sally Beauty Holdings, Inc. (a)	9	133
Scientific Games Corporation - Class A (a)	7	140
Seaworld Entertainment, Inc. (a)	5	137
Shake Shack Inc. - Class A (a)	2	170
Shiloh Industries Inc. (a)	2	10
Shoe Carnival Inc. (b)	1	28
Shutterstock Inc. (a)	2	84
Signet Jewelers Limited	3	48
Six Flags Operations Inc.	3	174
Skechers U.S.A. Inc. - Class A (a)	1	26
Skyline Corp. (a)	4	121
Sleep Number Corporation (a)	2	93
Sonic Automotive, Inc. - Class A	3	87
Sonos, Inc. (a)	5	64
Sotheby's (a)	2	135
Sportsman's Warehouse Holdings, Inc. (a)	6	32
Stamps.com Inc. (a)	1	91
Standard Motor Products Inc.	2	84
Steven Madden Ltd.	5	166
Stitch Fix, Inc. - Class A (a) (b)	2	39
Stoneridge, Inc. (a)	2	57
Strategic Education, Inc.	1	163
Strattec Security Corp.	1	11
Superior Industries International Inc.	1	3
Superior Uniform Group Inc.	2	40
Tailored Brands, Inc. (b)	4	16
Tandy Leather Factory, Inc. (a) (c)	1	6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Taylor Morrison Home II Corporation - Class A (a)	3	66
Tempur Sealy International, Inc. (a)	3	245
Tenneco Inc.	3	37
Texas Roadhouse Inc.	3	173
The Habit Restaurants, LLC - Class A (a)	1	11
The Michaels Companies, Inc. (a)	11	103
The Wendy's Company	11	212
Thor Industries Inc.	3	172
Tile Shop Holdings, Inc.	4	11
Tilly's Inc. - Class A	2	22
TopBuild Corp. (a)	2	220
Town Sports International Holdings, Inc. (a)	2	4
TRI Pointe Homes, Inc. (a)	6	93
Tupperware Brands Corp.	3	49
Twin River Worldwide Holdings, Inc. (b)	2	54
Unifi Inc. (a)	1	28
Universal Electronics Inc. (a)	1	49
Urban Outfitters Inc. (a)	6	174
Veoneer, Inc. (a) (b)	4	57
Vera Bradley, Inc. (a)	2	15
Vista Outdoor Inc. (a)	3	19
Visteon Corporation (a)	2	134
Vitamin Shoppe, Inc. (a)	2	15
VOXX International Corporation - Class A (a)	2	7
Weyco Group Inc.	1	13
William Lyon Homes - Class A (a)	2	49
Williams-Sonoma Inc.	—	5
Wingstop Inc.	2	160
Winmark Corp.	1	91
Winnebago Industries Inc.	2	86
Wolverine World Wide Inc.	5	154
WW International, Inc. (a)	4	168
Wyndham Destinations, Inc.	5	239
ZAGG Inc (a)	4	26
Zovio Inc. (a)	2	5
Zumiez Inc. (a)	2	62
		19,124
Health Care 10.6%
AC Immune SA (a) (b)	2	8
Acadia Healthcare Company, Inc. (a)	5	169
Acceleron Pharma Inc. (a)	1	56
Accuray Incorporated (a)	7	20
Achillion Pharmaceuticals, Inc. (a)	11	41
Acorda Therapeutics, Inc. (a)	4	10
Adamas Pharmaceuticals, Inc. (a) (b)	2	8
Addus HomeCare Corporation (a)	1	101
Aduro Biotech, Inc. (a)	4	4
Adverum Biotechnologies, Inc. (a)	4	23
Aeglea Biotherapeutics, Inc. (a)	3	20
Agios Pharmaceuticals, Inc. (a) (b)	2	73
Aimmune Therapeutics, Inc. (a) (b)	3	55
Akcea Therapeutics, Inc. (a)	1	21
Akebia Therapeutics, Inc. (a)	7	26
Akorn, Inc. (a)	12	44
Albireo Pharma, Inc. (a)	1	25
Alder BioPharmaceuticals, Inc. (a)	5	97
Aldeyra Therapeutics, Inc. (a)	3	13
Alkermes Public Limited Company (a)	6	122
Allscripts Healthcare Solutions, Inc. (a)	11	126
AMAG Pharmaceuticals, Inc. (a) (b)	3	29
Amedisys, Inc. (a)	2	261
American Renal Associates Holdings, Inc. (a)	3	16
AMN Healthcare Services, Inc. (a)	3	155
Amphastar Pharmaceuticals, Inc. (a)	4	72
Anaptysbio, Inc. (a)	2	60
AngioDynamics, Inc. (a)	3	55
ANI Pharmaceuticals, Inc. (a)	1	65
Anika Therapeutics, Inc. (a)	1	67
Apollo Medical Holdings, Inc. (a) (b)	—	4
Arcus Biosciences, Inc. (a)	3	29
Ardelyx, Inc. (a)	4	17
Arena Pharmaceuticals, Inc. (a)	3	125
Assembly Biosciences, Inc. (a)	2	24
Assertio Therapeutics, Inc. (a)	6	7
Atara Biotherapeutics, Inc. (a)	2	32
AtriCure, Inc. (a)	3	73
Atrion Corporation	—	110
Audentes Therapeutics, Inc. (a)	3	87
Avanos Medical, Inc. (a)	3	125
AVROBIO, Inc. (a)	1	9
BioDelivery Sciences International, Inc. (a) (b)	8	32
BioSpecifics Technologies Corp. (a)	1	37
BioTelemetry, Inc. (a)	2	101
Brookdale Senior Living Inc. (a)	13	98
Calithera Biosciences, Inc. (a)	3	10
Calyxt, Inc. (a) (b)	1	6
Cambrex Corp. (a)	2	97
Cantel Medical Corp.	2	173
Capital Senior Living Corp. (a)	4	17
Cardiovascular Systems Inc. (a)	—	19
Caredx, Inc. (a)	3	70
Castlight Health, Inc. - Class B (a)	7	10
Catalyst Bio, Inc. (a)	1	5
Catalyst Pharmaceuticals, Inc. (a)	4	20
Champions Oncology, Inc. (a)	1	3
Chembio Diagnostics, Inc. (a)	2	11
ChemoCentryx, Inc. (a)	4	26
Chiasma, Inc. (a)	4	21
Chimerix, Inc. (a)	4	9
Codexis, Inc. (a)	4	58
Collegium Pharmaceutical, Inc. (a)	3	33
Community Health Systems Inc. (a) (b)	10	35
Computer Programs & Systems Inc.	1	32
Concert Pharmaceuticals Inc. (a)	2	10
ConforMIS, Inc. (a)	3	5
Conmed Corp.	2	170
Corcept Therapeutics Inc. (a)	8	115
Corvel Corp. (a)	1	97
Corvus Pharmaceuticals Inc. (a) (b)	1	4
Covetrus, Inc. (a)	5	58
Cross Country Healthcare Inc. (a)	4	37
CryoLife Inc. (a)	3	79
Cumberland Pharmaceuticals Inc. (a) (c)	3	17
Cutera Inc. (a)	1	30
Cyclerion Therapeutics, Inc. (a)	3	30
Cymabay Therapeutics, Inc. (a)	5	25
Cytomx Therapeutics, Inc. (a)	3	22
Deciphera Pharmaceuticals, Inc. (a)	4	124
Denali Therapeutics Inc. (a) (b)	6	97
Dermira, Inc. (a) (b)	1	7
Diplomat Pharmacy, Inc. (a)	6	30
Eagle Pharmaceuticals Inc. (a)	1	50
Eiger Biopharmaceuticals, Inc. (a)	2	19
Emergent BioSolutions Inc. (a)	2	85
Enanta Pharmaceuticals, Inc. (a)	1	78
Endo International Public Limited Company (a)	10	31
Enzo Biochem Inc. (a)	4	13
Epizyme, Inc. (a)	7	70
Evolent Health, Inc. - Class A (a)	5	38
FibroGen, Inc. (a)	4	137
Five Prime Therapeutics, Inc. (a)	2	7
Fluidigm Corporation (a)	4	17
Fonar Corp. (a)	1	12
Fulgent Genetics, Inc. (a)	1	14
G1 Therapeutics, Inc. (a)	3	65
Genomic Health, Inc. (a)	2	144
Geron Corp. (a) (b)	10	13
Global Blood Therapeutics, Inc. (a)	1	41
Globus Medical Inc. - Class A (a)	3	130
GlycoMimetics, Inc. (a)	3	13
Hanger, Inc. (a)	3	57
Harvard Bioscience Inc. (a)	3	9
HealthEquity, Inc. (a)	3	198
Healthstream, Inc. (a)	2	63
Heron Therapeutics, Inc. (a) (b)	2	36
Heska Corporation (a) (b)	1	55
HMS Holdings Corp. (a)	6	190
Horizon Therapeutics Public Limited Company (a)	9	245
ICU Medical, Inc. (a)	—	33

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Innoviva, Inc. (a)	5	53
Inogen, Inc. (a)	1	61
Inovalon Holdings, Inc. - Class A (a) (b)	4	63
Inovio Pharmaceuticals, Inc. (a) (b)	5	10
Insmed Inc. (a)	1	25
Inspire Medical Systems Inc. (a)	1	41
Integer Holdings Corporation (a)	2	142
Integra LifeSciences Holdings Corp. (a)	1	64
Intellia Therapeutics, Inc. (a) (b)	4	56
Intersect ENT, Inc. (a)	1	23
Intra-Cellular Therapies, Inc. (a)	5	40
Invacare Corp.	5	35
Iovance Biotherapeutics Inc. (a)	4	67
Iradimed Corp. (a) (b)	1	23
Jounce Therapeutics Inc. (a)	2	6
Kala Pharmaceuticals Inc. (a) (b)	2	6
KalVista Pharmaceuticals Inc. (a)	1	14
Karyopharm Therapeutics Inc. (a) (b)	4	35
Kindred Healthcare Inc. (a)	3	22
Kiniksa Pharmaceuticals Ltd. - Class A (a) (b)	1	9
Krystal Biotech, Inc. (a)	1	24
Kura Operations, Inc. (a)	2	35
Lannett Co. Inc. (a) (b)	—	3
Lantheus Holdings Inc. (a)	3	79
LeMaitre Vascular Inc.	2	53
LHC Group, Inc. (a)	2	209
Ligand Pharmaceuticals Incorporated (a)	1	124
Lipocine Operating Inc. (a) (b)	1	4
LivaNova PLC (a)	3	195
Luminex Corporation	3	69
MacroGenics Inc. (a)	3	43
Madrigal Pharmaceuticals Inc. (a) (b)	1	45
Magellan Health Services Inc. (a)	2	102
Mallinckrodt Public Limited Company (a) (b)	6	13
Mednax, Inc. (a)	5	112
Medpace Holdings, Inc. (a)	2	173
MEI Pharma, Inc. (a)	4	7
Meridian Bioscience Inc.	3	32
Merit Medical Systems Inc. (a)	3	87
Merrimack Pharmaceuticals Inc.	1	4
Mesa Laboratories, Inc.	—	81
Minerva Neurosciences Inc. (a)	3	21
miRagen Therapeutics, Inc. (a) (b)	1	1
Molecular Templates, Inc. (a)	2	16
Momenta Pharmaceuticals, Inc. (a)	7	93
Myokardia, Inc. (a)	3	138
Myriad Genetics, Inc. (a)	5	137
Nabriva Therapeutics Public Limited Company (a) (b)	6	12
NantKwest, Inc. (a) (b)	2	3
National Healthcare Corp.	1	82
National Research Corp. - Class A	3	172
Natus Medical Inc. (a)	2	74
Neogen Corp. (a)	3	198
Neogenomics, Inc. (a)	5	98
Nextgen Healthcare Inc. (a)	5	74
NuVasive Inc. (a)	3	200
ObsEva SA (a)	2	18
Omnicell, Inc. (a)	2	173
OPKO Health, Inc. (a) (b)	17	35
OptiNose, Inc. (a) (b)	—	—
Orasure Technologies, Inc. (a)	4	29
Orthofix Medical Inc. (a)	1	68
Orthopediatrics Corp. (a)	1	30
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	5	28
Oxford Immunotec Global PLC (a)	3	44
Pacira Biosciences, Inc. (a)	3	122
Patterson Cos. Inc. (b)	7	119
PDL BioPharma, Inc. (a)	11	23
PetIQ, Inc. - Class A (a) (b)	2	53
Pfenex Inc. (a)	2	14
Phibro Animal Health Corporation - Class A	1	24
Pieris AG (a)	4	12
PolarityTE, Inc. (a) (b)	2	7
Prestige Consumer Healthcare Inc. (a)	4	126
Progenics Pharmaceuticals Inc. (a)	3	15
Protagonist Therapeutics, Inc. (a)	2	22
Prothena Corporation Public Limited Company (a)	4	32
Providence Services Corp. (a)	1	69
Quidel Corporation (a)	2	146
R1 RCM Inc. (a)	8	75
RA Pharmaceuticals, Inc. (a)	1	22
RadNet Inc. (a)	3	47
Regenxbio Inc. (a)	2	86
Repligen Corporation (a)	3	211
Retrophin Inc. (a)	2	28
Revance Therapeutics Inc. (a)	3	39
Rhythm Pharmaceuticals, Inc. (a)	3	56
Rigel Pharmaceuticals Inc. (a)	7	13
Rocket Pharmaceuticals, Ltd. (a) (b)	3	40
RTI Surgical, Inc. (a)	6	18
Sangamo Therapeutics Inc. (a)	8	75
Savara Inc. (a)	4	10
SeaSpine Holdings Corporation (a)	2	21
Select Medical Holdings Corporation (a)	8	138
Sientra, Inc. (a)	6	37
SIGA Technologies, Inc. (a)	7	35
Simulations Plus Inc.	2	55
Solid Biosciences Inc. (a) (b)	1	12
Spark Therapeutics, Inc. (a)	2	159
Spectrum Pharmaceuticals, Inc. (a)	7	62
Spero Therapeutics, Inc. (a)	1	9
Staar Surgical Co. (a)	1	15
Supernus Pharmaceuticals Inc. (a)	4	111
SurModics Inc. (a)	1	60
Symbion, Inc. (a) (b)	5	35
Syndax Pharmaceuticals, Inc. (a)	3	20
Syneos Health, Inc. - Class A (a)	1	55
Synlogic Operating Company, Inc. (a)	2	4
Syros Pharmaceuticals, Inc. (a)	1	15
Tactile Systems Technology, Inc. (a)	1	52
Taro Pharmaceutical Industries Ltd	2	156
Teladoc Health, Inc. (a) (b)	4	241
Tenet Healthcare Corporation (a)	6	138
The Ensign Group, Inc.	3	146
The Joint Corp (a)	1	26
Tivity Health, Inc. (a) (b)	3	42
Triple-S Management Corp. - Class B (a)	1	17
U. S. Physical Therapy, Inc.	1	125
Ultragenyx Pharmaceutical Inc. (a)	3	108
United Therapeutics Corporation (a)	2	150
Utah Medical Products Inc.	1	48
Vanda Pharmaceuticals Inc. (a)	3	44
Varex Imaging Corporation (a)	3	90
Vericel Corporation (a)	2	27
ViewRay, Inc. (a) (b)	5	15
Vocera Communications, Inc. (a)	2	48
Wright Medical Group N.V. (a)	8	155
Xencor, Inc. (a)	4	137
Zogenix, Inc. (a)	3	130
		14,507
Materials 5.7%
AdvanSix Inc. (a)	2	52
AgroFresh Solutions, Inc. (a)	4	12
AK Steel Holding Corporation (a) (b)	22	50
Alcoa Corporation (a)	7	136
Allegheny Technologies Incorporated (a)	8	159
American Vanguard Corporation	3	42
Andina Acquisition Corporation	1	12
Balchem Corporation	2	207
Boise Cascade Company	3	89
Cabot Corp.	3	154
Carpenter Technology Corp.	3	146
Century Aluminum Co. (a)	7	46
Chase Corporation	1	67
Chemours Co.	4	66
Clearwater Paper Corporation (a)	1	24
Cleveland-Cliffs Inc. (b)	15	105

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Coeur d'Alene Mines Corp. (a)	16	79
Commercial Metals Co.	8	145
Compass Minerals International, Inc.	2	132
Core Molding Technologies Inc. (a)	—	1
Domtar Corp. (c)	4	141
Eagle Materials Inc.	3	257
Element Solutions, Inc. (a)	15	149
Ferro Corp. (a)	5	58
Ferroglobe PLC	5	6
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (e)	9	—
Flotek Industries Inc. (a)	5	11
FutureFuel Corp.	3	36
GCP Applied Technologies Inc. (a)	4	85
Gold Resource Corporation	6	17
Graphic Packaging Holding Co.	18	268
Greif Inc. - Class A	2	70
Greif Inc. - Class B	1	29
Hawkins Inc.	1	36
Haynes International Inc.	1	50
HB Fuller Co.	3	139
Hecla Mining Co.	24	43
Huntsman Corp.	1	35
Ingevity Corporation (a)	2	154
Innophos Holdings Inc	1	44
Innospec Inc.	2	145
Intrepid Potash, Inc. (a)	10	33
Kaiser Aluminum Corp.	2	222
Koppers Holdings Inc. (a)	2	52
Kraton Corporation (a)	2	61
Kronos Worldwide, Inc.	5	65
Livent Corporation (a)	5	33
Louisiana-Pacific Corp.	8	187
LSB Industries Inc. (a)	3	15
Materion Corp.	2	94
Mercer International Inc.	5	56
Minera Andes Inc. (b) (c)	4	6
Minerals Technologies Inc.	3	138
Myers Industries Inc.	3	48
Neenah Inc.	1	82
Nexa Resources S.A.	8	78
Olin Corp.	10	184
Olympic Steel, Inc.	1	9
Omnova Solutions Inc. (a)	4	40
Owens-Illinois Inc.	9	97
P.H. Glatfelter Co.	3	46
Park Aerospace Technologies Corp.	2	35
PolyOne Corporation	5	151
PQ Group Holdings Inc. (a)	6	93
Quaker Chemical Corp.	1	132
Rayonier Advanced Materials Inc.	3	11
Resolute Forest Products Inc. (c)	6	26
Ryerson Holding Corp. (a)	3	22
Schnitzer Steel Industries Inc. - Class A	2	39
Schweitzer-Mauduit International Inc.	2	79
Scotts Miracle-Gro Co. - Class A	—	44
Select Interior Concepts, Inc. (a)	2	24
Sensient Technologies Corporation	3	185
Silgan Holdings Inc.	7	208
Stepan Co.	1	137
Summit Materials, Inc. - Class A (a)	6	142
SunCoke Energy, Inc. (a)	6	35
Synalloy Corp.	2	26
TimkenSteel Corp. (a)	4	25
Trecora Resources (a)	1	10
Tredegar Corp.	2	48
Trinseo S.A.	3	131
Tronox Holdings PLC	7	58
U.S. Concrete, Inc. (a)	1	61
UFP Technologies Inc. (a)	1	24
United States Lime & Minerals Inc.	1	39
United States Steel Corp. (b)	10	118
Univar Inc. (a)	11	237
Universal Stainless & Alloy Products Inc. (a)	1	16
Valvoline, Inc.	11	246
Venator Materials PLC (a)	3	9
Verso Corporation - Class A (a)	3	38
W. R. Grace & Co.	2	143
Warrior Met Coal, Inc.	4	72
Worthington Industries Inc.	4	144
		7,851
Energy 4.6%
Abraxas Petroleum Corporation (a)	9	5
Adams Resources & Energy, Inc.	1	25
Amplify Energy Corp.	3	20
Antero Resources Corporation (a)	6	19
Apergy Corporation (a)	4	118
Arch Coal, Inc. - Class A (b)	1	97
Archrock, Inc.	12	118
Basic Energy Services, Inc. (a)	2	2
Berry Petroleum Company, LLC	6	60
Blue Ridge Mountain Resources, Inc. (a) (b)	1	4
Bonanza Creek Energy, Inc. (a)	1	33
C&J Energy Services, Inc. (a)	3	31
Cactus Inc. - Class A (a)	3	75
California Resources Corporation (a) (b)	3	27
Callon Petroleum Company (a) (b)	13	56
CARBO Ceramics Inc. (a) (b)	2	4
Carrizo Oil & Gas Inc. (a)	4	35
Centennial Resource Development, LLC - Class A (a)	11	52
Chaparral Energy, Inc. - Class A (a) (b)	1	1
Chesapeake Energy Corp. (a) (b)	24	34
Cimarex Energy Co.	—	13
Clean Energy Fuels Corp. (a)	15	32
CNX Resources Corporation (a)	11	77
CONSOL Mining Corporation (a)	3	41
Core Laboratories N.V. (b)	2	104
CVR Energy, Inc.	5	218
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc.	5	181
Denbury Resources Inc. (a) (b)	19	22
DHT Holdings, Inc.	9	55
Diamond Offshore Drilling, Inc. (a) (b)	4	22
DMC Global Inc.	1	46
Dorian LPG Ltd. (a)	5	53
Dril-Quip Inc. (a)	3	133
Earthstone Energy, Inc. - Class A (a)	2	7
Enlink Midstream, LLC (b)	6	52
EQT Corporation	10	109
Equitrans Midstream Corp.	10	142
ERA Group Inc. (a)	2	25
Evolution Petroleum Corporation	3	18
Exterran Trinidad LLC (a)	3	33
Extraction Oil & Gas, Inc. (a) (b)	8	23
Forum Energy Technologies, Inc. (a)	7	11
Frank's International N.V. (a)	18	86
FTS International, Inc. (a)	4	10
GasLog Ltd.	4	55
Geospace Technologies Corporation (a)	1	14
Green Plains Renewable Energy Inc.	3	34
Gulf Island Fabrication Inc. (a)	2	9
Gulfport Energy Corp. (a)	7	20
Helix Energy Solutions Group, Inc. (a)	10	82
Helmerich & Payne Inc.	5	209
HighPoint Resources Corporation (a)	5	7
Hornbeck Offshore Services Inc. (a) (b)	4	3
Independence Contract Drilling, Inc. (a)	4	5
International Seaways, Inc. (a)	2	42
ION Geophysical Corp. (a)	1	10
Jagged Peak Energy Inc. (a) (b)	12	85
Keane Group, Inc. (a)	10	58
KLX Energy Services Holdings, Inc. (a)	2	13
Kosmos Energy Ltd.	23	142
Laredo Petroleum Holdings Inc. (a)	17	40
Liberty Oilfield Services Inc. - Class A	4	43
Lonestar Resources US Inc. - Class A (a)	2	5
Mammoth Energy Services, Inc.	1	3
Matador Resources Co. (a)	9	142
Matrix Service Co. (a)	2	35

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
McDermott International Inc. (a) (b)	10	21
Murphy Oil Corp.	7	165
Nabors Industries Ltd	18	33
NACCO Industries Inc. - Class A	—	26
Natural Gas Services Group, Inc. (a)	1	14
NCS Multistage Holdings Inc. (a)	1	1
Newpark Resources Inc. (a)	6	42
Nine Energy Service, Inc. (a)	2	11
Noble Corporation PLC (a)	10	13
Nordic American Tankers Limited (b)	3	7
Northern Oil and Gas Inc. (a) (b)	15	30
Oasis Petroleum Inc. (a)	15	52
Oceaneering International Inc. (a)	7	96
Oil States International Inc. (a)	4	53
Overseas Shipholding Group, Inc. - Class A (a)	6	11
Pacific Drilling S.A. (a) (b)	3	11
Panhandle Oil and Gas Inc. - Class A	1	19
Par Pacific Holdings, Inc. (a)	3	78
Patterson-UTI Energy Inc.	13	108
PBF Energy Inc. - Class A	6	167
PDC Energy, Inc. (a)	4	110
Peabody Energy Corp.	6	84
Penn Virginia Corporation (a)	1	29
Propetro Holding Corp. (a)	6	54
QEP Resources, Inc.	12	44
Range Resources Corporation (b)	13	51
Reg Biofuels, LLC (a)	4	55
REX Stores Corp. (a)	—	30
RigNet Inc. (a)	1	7
Ring Energy Inc. (a)	4	6
RPC Inc. (b)	10	56
SandRidge Energy, Inc. (a)	3	13
Scorpio Tankers Inc.	4	106
SEACOR Holdings Inc. (a)	1	57
SEACOR Marine Holdings Inc. (a)	1	7
Select Energy Services, Inc. - Class A (a)	6	55
SemGroup Corporation - Class A	4	70
Ship Finance International Limited	8	117
SilverBow Resources, Inc. (a)	1	10
SM Energy Company	6	59
Solaris Oilfield Infrastructure, Inc. - Class A	2	28
Southwestern Energy Co. (a)	32	61
SRC Energy Inc. (a)	12	56
Superior Energy Services Inc. (a) (e)	8	1
Talos Energy Inc. (a)	4	74
TETRA Technologies, Inc. (a)	11	21
Tidewater Inc. (a)	3	38
Transocean Ltd. (a)	25	112
TravelCenters of America, Inc. (a)	1	6
U.S. Silica Holdings, Inc. (b)	4	38
Unit Corp. (a)	2	8
VAALCO Energy, Inc. (a)	4	9
Valaris PLC - Class A (b) (c)	6	30
W&T Offshore, Inc. (a)	11	48
Whiting Petroleum Corp. (a) (b)	5	40
World Fuel Services Corp.	4	152
WPX Energy, Inc. (a)	21	225
		6,314
Consumer Staples 3.7%
Alico, Inc.	1	38
Avon Products, Inc. (a)	27	120
B&G Foods, Inc. (b)	3	58
BJ's Wholesale Club Holdings, Inc. (a)	8	199
Boston Beer Co. Inc. - Class A (a)	1	194
Calavo Growers Inc. (b)	1	128
Cal-Maine Foods Inc.	3	111
Casey's General Stores Inc.	—	19
Central Garden & Pet Co. (a)	1	34
Central Garden & Pet Co. - Class A (a)	3	85
Chefs' Warehouse Inc. (a)	2	92
Coca-Cola Consolidated Inc.	—	107
Craft Brewers Alliance Inc. (a)	2	15
Darling Ingredients Inc. (a)	10	201
Del Monte Fresh Produce Company	3	85
E.L.F. Beauty, Inc. (a)	4	67
Edgewell Personal Care Colombia S A S (a)	3	107
Energizer Holdings, Inc. (b)	—	13
Farmer Bros. Co. (a)	1	17
Flowers Foods Inc.	2	51
Hain Celestial Group Inc. (a)	6	125
Hostess Brands, Inc. - Class A (a)	9	123
Ingles Markets Inc. - Class A	1	44
Inter Parfums Inc.	2	136
J&J Snack Foods Corp.	1	212
John B. Sanfilippo & Son Inc.	1	59
Lancaster Colony Corp.	2	217
Landec Corp. (a)	2	21
LifeVantage Corporation (a)	1	15
Limoneira Co.	1	24
Medifast, Inc.	1	89
MGPI Processing, Inc. (b)	1	48
National Beverage Corp. (b)	2	68
Natural Alternatives International Inc. (a)	1	7
Natural Grocers By Vitamin Cottage, Inc. (a)	3	31
Natural Health Trends Corp.	1	6
Nu Skin Enterprises, Inc. - Class A	3	144
Performance Food Group Company (a)	5	208
Pilgrim's Pride Corporation (a)	1	36
PriceSmart Inc.	2	151
Primo Water Operations, Inc. (a)	2	23
Rite Aid Corporation (a) (b)	2	11
Rocky Mountain Chocolate Factory, Inc.	2	14
Sanderson Farms Inc.	1	196
Seaboard Corp.	—	18
Seneca Foods Corp. - Class A (a)	—	13
SpartanNash Co.	4	42
Spectrum Brands Legacy, Inc.	2	125
Sprouts Farmers Market, Inc. (a)	6	122
The Andersons, Inc.	2	43
The Simply Good Foods Company (a)	5	142
Treehouse Foods, Inc. (a)	3	177
Turning Point Brands, Inc. (b)	1	30
United Natural Foods Inc. (a)	3	31
United-Guardian Inc. (c)	—	3
Universal Corp.	2	92
USANA Health Sciences, Inc. (a)	2	102
Vector Group Ltd.	11	129
Village Super Market Inc. - Class A	1	26
WD-40 Co.	1	155
Weis Markets Inc.	2	71
		5,070
Utilities 3.6%
ALLETE, Inc.	2	217
American States Water Company	3	228
AquaVenture Holdings Limited (a)	3	57
Artesian Resources Corporation - Class A	1	40
Atlantica Yield PLC	6	144
Avista Corporation	4	187
Black Hills Corporation	2	178
California Water Service Group	3	150
Chesapeake Utilities Corp.	1	124
Clearway Energy, Inc. - Class A	2	34
Clearway Energy, Inc. - Class C	5	93
Connecticut Water Services Inc.	1	59
Consolidated Water Co. Ltd.	1	25
El Paso Electric Co.	2	163
Genie Energy Ltd. - Class B	2	16
Hawaiian Electric Industries Inc.	3	153
MGE Energy, Inc.	2	158
Middlesex Water Co.	1	89
National Fuel Gas Co.	4	192
New Jersey Resources Corp.	5	222
Northwest Natural Holding Company	2	122
NorthWestern Corp.	3	234
One Gas, Inc.	1	111
Ormat Technologies Inc.	3	227
Otter Tail Corp.	2	121
Pattern Energy Group Inc. - Class A (c)	5	142

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
PNM Resources, Inc.	5	247
Portland General Electric Co.	2	117
RGC Resources, Inc.	—	13
SJW Corp.	2	148
South Jersey Industries Inc.	6	186
Southwest Gas Corp.	1	95
Spark Energy Inc. - Class A	2	20
Spire, Inc.	3	260
Terraform Power, Inc. - Class A	10	188
Unitil Corp.	1	63
York Water Co.	1	49
		4,872
Communication Services 3.6%
A T N International Limited	1	65
Alaska Communications Systems Group, Inc. (a)	2	4
AMC Entertainment Holdings, Inc. - Class A (b)	3	28
AMC Networks, Inc. - Class A (a)	3	139
Anterix Inc. (a)	1	44
Bandwidth Inc. - Class A (a)	—	18
Boingo Wireless, Inc. (a)	4	41
Cable One, Inc.	—	25
Care.com Inc. (a)	3	26
Cargurus Inc. - Class A (a)	5	144
Cars.com Inc. (a)	2	15
Central European Media Enterprises Ltd - Class A (a)	16	70
Cincinnati Bell Inc. (a)	4	19
Cinemark Holdings, Inc.	6	226
Clear Channel Outdoor Holdings, Inc. (a)	22	55
Cogent Communications Group, Inc.	3	160
comScore, Inc. (a)	3	7
Consolidated Communications Holdings Inc.	6	26
Cumulus Media Inc. - Class A (a)	1	13
Daily Journal Corp. (a) (b) (c)	—	12
DHI Group, Inc. (a)	6	22
Egain Corporation (a)	2	19
Emerald Expositions Events, Inc.	5	45
Entercom Communications Corp. - Class A	14	45
Entravision Communications Corporation - Class A	4	12
EW Scripps Co. - Class A	4	55
Fluent Inc. (a)	3	9
Frontier Communications Corporation (a) (b)	1	1
Gannett Co., Inc.	7	78
GCI Liberty, Inc. - Class A (a)	1	39
Glu Mobile Inc. (a)	5	24
Gray Television Inc. (a)	6	100
GTT Communications Inc. (a) (b)	2	18
Hemisphere Media Group, Inc. - Class A (a)	2	21
IDT Corp. - Class B (a)	3	26
IMAX Corporation (a)	4	98
Intelsat Investments S.A. (a)	8	171
Iridium Communications Inc. (a)	6	134
John Wiley & Sons Inc. - Class A	3	136
Lee Enterprises, Incorporated (a)	3	7
Liberty Braves Group - Class A (a)	1	19
Liberty Braves Group - Class C (a)	3	78
Liberty Latin America Ltd. - Class A (a)	3	50
Liberty Latin America Ltd. - Class C (a)	7	125
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	48
Lions Gate Entertainment Corp. - Class A	6	58
Lions Gate Entertainment Corp. - Class B	7	63
Loral Spacecom Corporation (a)	1	60
Marchex, Inc. - Class B (a)	2	7
Marcus Corp.	2	66
Maxar Technologies Inc. (b)	5	35
Meredith Corporation	2	88
MSG Networks Inc. - Class A (a)	4	66
National CineMedia Inc.	6	45
New Media Investment Group Inc. (b)	4	33
New York Times Co. - Class A	3	86
Nexstar Media Group, Inc. - Class A	2	249
ORBCOMM Inc. (a)	5	23
QuinStreet, Inc. (a)	5	61
Reading International Inc. - Class A (a)	1	17
Rosetta Stone Inc. (a)	—	7
Saga Communications Inc. - Class A	—	8
Scholastic Corp.	2	74
Shenandoah Telecommunications Company	3	93
Sinclair Broadcast Group Inc. - Class A	4	180
Spok Holdings, Inc.	1	12
TechTarget, Inc. (a)	2	49
TEGNA Inc.	13	206
Telephone & Data Systems Inc.	7	173
The Meet Group, Inc. (a)	6	20
Townsquare Media Inc. - Class A	1	8
Travelzoo (a)	1	15
Tribune Publishing Company, LLC	3	23
Truecar, Inc. (a)	7	23
Tucows Inc. (a) (b) (c)	1	31
US Cellular Corp. (a)	2	89
Vonage Holdings Corp. (a)	14	154
Yelp Inc. - Class A (a)	4	124
Zedge, Inc. - Class B (a)	1	2
Zynga Inc. - Class A (a)	17	101
		4,866
Real Estate 0.6%
Altisource Portfolio Solutions S.A. (a) (b)	1	20
Consolidated-Tomoka Land Co.	—	32
Drive Shack Inc. (a)	5	23
Dwight A. Walker Real Estate, Inc. - Class A	1	37
Florida Rock Properties, Inc. (a)	1	31
Forestar Group Inc. (a)	2	33
Griffin Industrial Realty Inc.	1	33
Kennedy-Wilson Holdings Inc.	8	180
Marcus & Millichap Inc. (a)	3	103
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A	8	75
Rafael Holdings, Inc. - Class B (a)	1	28
Realogy Holdings Corp. (b)	5	33
Redfin Corporation (a) (b)	—	4
RMR Group, Inc. - Class A	1	54
St. Joe Co. (a) (b)	4	75
Tejon Ranch Co. (a)	2	34
		806
Total Common Stocks (cost $135,635)		136,590
PREFERRED STOCKS 0.0%
Communication Services 0.0%
GCI Liberty, Inc. - Series A, 7.00%, (callable at 25 beginning 03/10/39) (f)	—	11
Total Preferred Stocks (cost $2)		11
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c) (e)	2	1
NewStar Financial, Inc. (a) (c) (e)	3	2
Total Rights (cost $1)		3
SHORT TERM INVESTMENTS 3.7%
Securities Lending Collateral 3.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (g) (h)	4,389	4,389
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (g) (h)	672	672
Total Short Term Investments (cost $5,061)		5,061
Total Investments 103.5% (cost $140,699)		141,665
Other Assets and Liabilities, Net (3.5)%		(4,770)
Total Net Assets 100.0%		136,895

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cimpress N.V.	09/18/17	164	210	0.2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 52.8%
Collateralized Mortgage Obligations 25.3%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	8,557	8,769
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,706
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,239
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,562
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,456
Series A-4377, REMIC, 3.00%, 06/15/39	10,337	10,387
Series BK-4469, REMIC, 3.00%, 08/15/39	7,752	7,866
Series JA-3818, REMIC, 4.50%, 01/15/40	152	154
Series GA-4376, REMIC, 3.00%, 04/15/40	9,341	9,568
Series NY-4390, REMIC, 3.00%, 06/15/40	8,945	9,162
Series MA-4391, REMIC, 3.00%, 07/15/40	8,743	8,956
Interest Only, Series SP-3770, REMIC, 4.47%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	1,988	198
Interest Only, Series SM-3780, REMIC, 4.47%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	11,521	2,349
Series KA-4366, REMIC, 3.00%, 03/15/41	8,733	8,977
Series SL-4061, REMIC, 3.16%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,586
Series B-4481, REMIC, 3.00%, 12/15/42	17,840	18,555
Series CS-4156, REMIC, 2.88%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,071
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,794	10,918
Series ZX-4404, REMIC, 4.00%, 04/15/44	59,630	67,928
Series CA-4573, REMIC, 3.00%, 11/15/44	30,359	31,422
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,799	2,143
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,339	12,941
Series HA-4582, REMIC, 3.00%, 09/15/45	21,153	21,990
Interest Only, Series MS-4291, REMIC, 3.87%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	4,911	776
Series A-4734, REMIC, 3.00%, 07/15/42	23,951	24,536
Series KM-4141, REMIC, 1.75%, 12/15/42	23,263	22,759
Series DA-4464, REMIC, 2.50%, 01/15/43	3,516	3,396
Series EC-4745, REMIC, 3.00%, 12/15/44	16,074	16,191
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 4.66%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,438	128
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	4,538	4,481
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,826	1,856
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,426
Interest Only, Series 2005-S-2, REMIC, 4.58%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	6,418	1,218
Interest Only, Series 2011-PS-84, REMIC, 4.58%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	9,230	663
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,083	1,121
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	8,445	8,646
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	4,642	4,586
Interest Only, Series 2011-ES-93, REMIC, 4.48%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,929	384
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,017	2,218
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,010	2,204
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,395	12,582
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	12,735	13,014
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,863	17,184
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	16,056	16,111
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,202	4,220
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,149	17,631
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,590	12,140
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	23,679	24,035
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	28,995	29,029
Series 2016-A-9, REMIC, 3.00%, 09/25/43	7,237	7,452
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	18,465	19,112
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	8,115	8,221
Series 2018-C-33, REMIC, 3.00%, 05/25/48	45,241	45,831
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	17,003	17,298
Series 2018-A-64, REMIC, 3.00%, 09/25/48	21,611	21,846
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	9,478	9,576
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.06%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	6,309	470
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	4,402	4,567
		665,811
Mortgage-Backed Securities 22.3%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 09/01/45	163,379	167,967
4.00%, 09/01/43 - 02/01/44	9,245	9,893
3.50%, 02/01/46 - 01/01/48	39,151	40,851
3.00%, 07/01/47 (b)	9,543	9,764
REMIC, 3.00%, 06/15/44	8,349	8,672
Federal National Mortgage Association, Inc.
2.39%, 10/01/31	22,600	22,978
2.41%, 10/01/19	10,000	10,184
4.50%, 04/01/26	2,803	2,932
2.76%, 08/01/31	25,148	26,252
2.46%, 09/01/31	5,000	5,063
2.49%, 09/01/31	3,000	3,049
2.56%, 09/01/31	3,000	3,073
2.42%, 12/25/31	8,000	8,086
3.50%, 09/01/43 - 04/01/48	66,554	69,214
3.00%, 03/01/35 - 02/01/47	126,951	129,686
3.00%, 10/01/46	2,945	3,015
4.00%, 08/01/47 - 06/01/48	54,171	56,645
Government National Mortgage Association
3.50%, 10/20/45	9,653	9,909
		587,233
U.S. Treasury Bond 2.8%
Treasury, United States Department of
2.88%, 05/15/49	62,000	72,375
U.S. Treasury Note 2.4%
Treasury, United States Department of
2.88%, 08/15/28	15,100	16,605
3.13%, 11/15/28	16,100	18,080
2.63%, 02/15/29	20,900	22,628
2.38%, 05/15/29	4,400	4,674
		61,987
Total Government And Agency Obligations (cost $1,339,458)		1,387,406
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.0%
Aimco CLO
Series 2015-AR-AA, 3.15%, (3M USD LIBOR + 0.85%), 01/15/30 (a) (c)	1,000	998
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (c) (d)	6,106	6,112
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,511	3,426
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,349	2,395
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,340	2,116
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	16,501	11,743
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 3.50%, (3M USD LIBOR + 1.20%), 10/15/31 (a) (c)	2,000	1,993
Apidos CLO XVI
Series 2013-A1R-16A, 3.28%, (3M USD LIBOR + 0.98%), 01/21/25 (a) (c)	189	190
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (c)	3,875	3,918
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.42%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (c)	2,500	2,473
Assurant CLO III LTD
Series 2018-A-2A, 3.51%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (c)	1,500	1,498
Assurant CLO IV LTD
Series 2019-A-1A, 3.63%, (3M USD LIBOR + 1.35%), 04/20/30 (a) (c)	2,500	2,501
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.39%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (c)	1,000	993

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.08%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (c)	2,785	2,796
Atrium IX LLC
Series AR-9A, 3.38%, (3M USD LIBOR + 1.24%), 05/28/30 (a) (c)	2,000	2,002
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (c)	801	803
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	8,952	9,252
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	5,961	5,885
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 2.93%, 08/17/21 (c)	2,838	2,837
Bank
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,750
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 5.26%, (1M USD LIBOR + 3.24%), 03/16/20 (a) (c) (d)	6,125	6,148
Series 2017-C-DELC, REMIC, 3.23%, (1M USD LIBOR + 1.20%), 08/15/36 (a) (c)	722	719
Series 2017-D-DELC, REMIC, 3.73%, (1M USD LIBOR + 1.70%), 08/15/36 (a) (c)	823	824
Series 2017-E-DELC, REMIC, 4.53%, (1M USD LIBOR + 2.50%), 08/15/36 (a) (c)	1,660	1,666
Series 2017-F-DELC, REMIC, 5.53%, (1M USD LIBOR + 3.50%), 08/15/36 (a) (c)	1,653	1,665
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (c)	2,300	2,311
Series 2018-A-CBM, REMIC, 3.03%, (1M USD LIBOR + 1.00%), 07/15/20 (a) (c)	2,389	2,389
Series 2018-A-BXH, REMIC, 3.03%, (1M USD LIBOR + 1.00%), 10/15/20 (a) (c)	2,559	2,552
BDS LTD
Series 2019-A-FL4, 3.13%, (1M USD LIBOR + 1.10%), 07/15/22 (a) (c)	2,350	2,351
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	1,311	1,573
Bellemeade Re Ltd
Series 2019-M1B-2A, 3.47%, (1M USD LIBOR + 1.45%), 04/25/29 (a) (c)	5,000	5,011
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.60%, 05/16/53 (a)	91,601	2,982
BHMS
Series 2018-A-ATLS, REMIC, 3.28%, (1M USD LIBOR + 1.25%), 07/15/20 (a) (c)	2,382	2,382
Birch Grove CLO Ltd
Series A-19A, 3.97%, (3M USD LIBOR + 1.49%), 06/16/31 (a) (c)	2,500	2,500
BX Commercial Mortgage Trust
Series 2018-A-IND, 2.78%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (c)	2,398	2,397
Bx Trust
Series 2018-A-GW, 2.83%, (1M USD LIBOR + 0.80%), 05/15/20 (a) (c)	2,264	2,259
Series 2018-D-GW, 3.80%, (1M USD LIBOR + 1.77%), 05/15/20 (a) (c)	198	199
Series 2017-D-SLCT, 4.08%, (1M USD LIBOR + 2.05%), 07/17/34 (a) (c)	914	914
Series 2017-E-SLCT, 5.18%, (1M USD LIBOR + 3.15%), 07/17/34 (a) (c)	1,549	1,553
Series 2018-A-EXCL, REMIC, 3.12%, (1M USD LIBOR + 1.09%), 09/15/20 (a) (c)	2,782	2,777
Caesars Palace Las Vegas Trust
Series 2017-B-VICI, REMIC, 3.83%, 10/17/22 (c)	957	997
Series 2017-C-VICI, REMIC, 4.14%, 10/17/22 (c)	466	487
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 09/25/36 (a)	7,100	6,480
Catamaran CLO Ltd
Series 2018-A1-1A, 3.53%, (3M USD LIBOR + 1.25%), 10/27/31 (a) (c)	3,000	2,977
CBAM Ltd
Series 2018-A-6A, 3.24%, (3M USD LIBOR + 0.94%), 07/15/31 (a) (c)	2,500	2,500
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	3,095
Interest Only, Series 2016-XA-C4, REMIC, 1.88%, 05/10/58 (a)	7,108	614
CFIP CLO Ltd
Series 2013-AR-1A, 3.62%, (3M USD LIBOR + 1.34%), 04/20/29 (a) (c)	2,000	2,000
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,606	6,889
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,309	2,675
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,294	2,580
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.03%, (1M USD LIBOR + 3.00%), 11/15/19 (a) (c)	1,806	1,808
Series 2017-F-CSMO, REMIC, 5.77%, (1M USD LIBOR + 3.74%), 11/15/19 (a) (e) (f)	963	964
CIM Trust
Series 2017-B2-3RR, 10.97%, 01/25/57 (a) (c)	35,590	36,435
Series 2017-A1-6, 3.02%, 06/25/57 (a) (c)	10,548	10,596
Series 2016-B2-1RR, REMIC, 8.82%, 07/25/55 (a) (c)	26,200	25,982
Series 2016-B2-2RR, REMIC, 7.76%, 02/29/56 (a) (c)	26,200	26,181
Series 2016-B2-3RR, REMIC, 8.14%, 02/29/56 (a) (c)	26,200	26,044
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.35%, 05/10/47 (a)	24,993	1,148
Interest Only, Series 2016-XA-GC36, REMIC, 1.44%, 02/12/49 (a)	21,217	1,360
Interest Only, Series 2016-XA-P3, REMIC, 1.85%, 04/16/49 (a)	18,097	1,402
Citigroup Mortgage Loan Trust
Series 2019-A1-C, 3.23%, 09/25/59 (c)	4,485	4,474
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (c)	2,057	2,181
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,006	1,941
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,827	1,806
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (c)	4,818	4,854
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M USD LIBOR + 2.05%), 06/11/32 (a) (c)	1,973	1,972
Series 2017-E-IKPR, 5.55%, (1M USD LIBOR + 3.50%), 06/11/32 (a) (c)	1,973	1,974
Series 2017-F-IKPR, 6.55%, (1M USD LIBOR + 4.50%), 06/11/32 (a) (e) (f)	1,973	1,979
COMM Mortgage Trust
Series 2018-A-HCLV, 3.03%, (1M USD LIBOR + 1.00%), 09/15/20 (a) (c)	3,070	3,062
Series 2014-C-CR19, REMIC, 4.91%, 08/10/24 (a)	1,163	1,241
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	2,047	2,219
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (a)	1,340	1,414
Interest Only, Series 2013-XA-CR12, REMIC, 1.32%, 10/15/46 (a)	32,496	1,271
Interest Only, Series 2014-XA-CR17, REMIC, 1.15%, 05/10/47 (a)	29,977	1,124
Interest Only, Series 2015-XA-DC1, REMIC, 1.25%, 02/10/48 (a)	28,050	1,067
Interest Only, Series 2015-XA-CR26, REMIC, 1.10%, 10/10/48 (a)	28,534	1,326
Interest Only, Series 2016-XA-DC2, REMIC, 1.17%, 02/12/49 (a)	19,441	989
Series 2015-CMD-CR23, REMIC, 3.81%, 04/10/20 (a) (c)	3,007	3,006
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (a) (c)	3,461	3,404

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28 (c)	935	952
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2017-B-P1, 3.56%, 03/15/20 (c)	2,767	2,770
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a) (c)	2,000	2,053
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,925	6,730
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.03%, (1M USD LIBOR + 1.00%), 08/17/20 (a) (c)	3,080	3,078
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,863	2,683
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	4,458	3,571
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.00%, 01/17/25 (a)	19,822	721
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	1,911	2,049
CSMC
Series 2011-6A9-5R, REMIC, 3.95%, 11/27/37 (a) (c)	8,342	8,515
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (a) (c)	4,527	4,556
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a) (c)	2,373	2,387
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.64%, 09/25/58 (c)	35,777	33,142
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (c)	3,081	3,124
CVP CLO Ltd
Series 2017-A-2A, 3.47%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	1,991
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (c)	1,496	1,548
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.62%, 05/12/49 (a)	24,005	1,725
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.32%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	18,447	16,878
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 3.51%, (3M USD LIBOR + 1.21%), 07/18/30 (a) (c)	2,000	2,002
Elevation CLO Ltd
Series 2017-A-7A, 3.52%, (3M USD LIBOR + 1.22%), 07/15/30 (a) (c)	2,500	2,494
Elmwood CLO II Ltd
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (c)	3,500	3,503
Exantas Capital Corp
Series 2019-A-RSO7, 3.02%, (1M USD LIBOR + 1.00%), 04/15/22 (a) (c)	3,531	3,531
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,482	3,444
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24 (c)	13,200	13,316
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c) (d)	10,500	10,844
FREMF Mortgage Trust
Principal Only, Series 2014-D-K503, REMIC, 0.00%, 10/25/19 (e) (f)	35,518	35,482
Interest Only, Series 2014-X2A-K503, REMIC, 0.10%, 10/25/47 (c)	8,203	—
Interest Only, Series 2014-X2B-K503, REMIC, 0.10%, 10/25/47 (e) (f)	35,518	2
GCAT LLC
Series 2019-A1-1, 4.09%, 03/25/22	7,591	7,612
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,906	4,766
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	10,020	9,839
GPMT Ltd
Series 2019-A-FL2, 3.33%, 06/15/23 (c)	3,408	3,417
Series 2018-A-FL1, 2.94%, (1M USD LIBOR + 0.90%), 11/19/35 (a) (c)	1,454	1,454
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 3.30%, 04/26/31 (c)	1,000	990
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.46%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (c)	2,000	1,990
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 3.90%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (c)	3,566	3,558
Series 2018-A-LUAU, REMIC, 3.03%, (1M USD LIBOR + 1.00%), 11/16/20 (a) (c)	3,201	3,197
Series 2018-C-FBLU, REMIC, 3.63%, 11/16/20 (c)	3,552	3,554
Series 2018-F-FBLU, REMIC, 5.28%, 11/16/20 (c)	3,171	3,183
Series 2018-A-TWR, REMIC, 2.93%, (1M USD LIBOR + 0.90%), 07/15/21 (a) (c)	1,000	998
Series 2018-D-TWR, REMIC, 3.63%, (1M USD LIBOR + 1.60%), 07/15/21 (a) (c)	1,000	998
Series 2018-E-TWR, REMIC, 4.13%, (1M USD LIBOR + 2.10%), 07/15/21 (a) (c)	1,000	998
Series 2018-F-TWR, REMIC, 4.83%, (1M USD LIBOR + 2.80%), 07/15/21 (a) (c)	1,000	997
Series 2018-G-TWR, REMIC, 5.95%, (1M USD LIBOR + 3.92%), 07/15/21 (a) (c)	1,000	997
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	850
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (a)	27,926	1,828
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (a)	24,147	1,478
Interest Only, Series 2014-XA-GC24, REMIC, 0.87%, 09/10/47 (a)	43,775	1,312
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (a)	33,866	1,401
Interest Only, Series 2017-C-2, REMIC, 1.28%, 08/12/50 (a)	34,150	2,381
Interest Only, Series 2019-XA-GC38, REMIC, 1.13%, 02/12/52	43,759	3,264
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 5.16%, (3M USD LIBOR + 3.00%), 08/15/23 (a) (c)	500	500
Series 2013-C-2A, 4.95%, (3M USD LIBOR + 2.70%), 08/01/25 (a) (c)	250	250
Series 2013-D-2A, 6.05%, (3M USD LIBOR + 3.80%), 08/01/25 (a) (c)	1,000	1,000
Series 2014-A1R-1A, 3.43%, (3M USD LIBOR + 1.13%), 04/18/26 (a) (c)	258	258
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c)	3,960	4,034
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (c) (d)	5,800	5,856
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (c)	5,359	5,732
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 4.68%, (1M USD LIBOR + 2.65%), 12/16/19 (a) (c)	3,425	3,444
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (c)	5,591	5,807
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.18%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (c)	3,525	3,543
Hunt CRE Ltd
Series 2018-A-FL2, 3.11%, (1M USD LIBOR + 1.08%), 06/15/23 (a) (c)	3,016	3,016
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 4.13%, 09/25/36 (a)	2,901	2,789
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.99%, (3M USD LIBOR + 0.69%), 07/15/26 (a) (c)	182	182
Series 2018-A1-6RA, 3.43%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (c)	3,000	2,989

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (c)	3,075	3,112
Jp Morgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.91%, 03/26/37 (a) (c)	3,160	3,103
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	2,105
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,065	2,208
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,378
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.83%, 06/17/49 (a)	25,031	1,747
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-B-FL10, REMIC, 3.03%, (1M USD LIBOR + 1.00%), 06/15/32 (a) (c)	331	331
Series 2017-C-FL10, REMIC, 3.28%, (1M USD LIBOR + 1.25%), 06/15/32 (a) (c)	528	524
Series 2017-D-FL10, REMIC, 3.93%, (1M USD LIBOR + 1.90%), 06/15/32 (a) (c)	1,709	1,704
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 3.03%, (1M USD LIBOR + 1.00%), 06/15/20 (a) (c)	2,285	2,283
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a) (c)	1,187	1,203
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	90	90
Kingsland VIII Ltd
Series 2018-A-8A, 3.40%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (c)	2,000	1,989
KREF Ltd
Series 2018-A-FL1, 3.12%, (1M USD LIBOR + 1.10%), 11/17/20 (a) (c)	3,156	3,162
KVK CLO Ltd
Series 2013-AR-1A, 3.20%, (3M USD LIBOR + 0.90%), 01/14/28 (a) (c)	4,000	3,983
Labrador Aviation Finance Ltd
Series 2016-A1-1A, 4.30%, 01/15/24 (c)	16,667	17,039
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (c)	408	408
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c) (d)	7,741	7,808
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21 (c)	2,177	2,214
Series 2019-A1-GS5, REMIC, 3.20%, 05/25/59 (c) (d)	493	492
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (c)	1,000	1,000
Loancore Issuer Ltd.
Series 2019-A-CRE3, 3.08%, (1M USD LIBOR + 1.05%), 11/15/23 (a) (c)	3,567	3,569
Series 2019-AS-CRE2, 3.53%, (1M USD LIBOR + 1.50%), 02/15/24 (a) (c)	3,567	3,572
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.26%, 03/11/50 (a) (c)	44,167	1,826
Madison Park Funding XV Ltd
Series 2014-CR-15A, 5.71%, (3M USD LIBOR + 3.45%), 01/27/26 (a) (c)	500	500
Madison Park Funding XVIII Ltd
Series 2015-DR-18A, 5.23%, (3M USD LIBOR + 2.95%), 10/21/30 (a) (c)	1,500	1,438
Marathon CLO VII Ltd
Series 2014-A1R-7A, 3.58%, (3M USD LIBOR + 1.32%), 10/28/25 (a) (c)	4,815	4,816
Marble Point CLO XIV Ltd
Series 2018-A-2A, 3.61%, (3M USD LIBOR + 1.33%), 01/20/32 (a) (c)	2,500	2,497
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (c)	2,309	2,330
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	4,722	4,473
MidOcean Credit CLO
Series 2018-A1-9A, 3.43%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,479
MidOcean Partners
Series 2017-A1-7A, 3.62%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (c)	5,000	5,000
Series 2018-A1-8A, 3.29%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (c)	2,000	2,000
Monarch Beach Resort Trust
Series 2018-A-MBR, REMIC, 2.95%, (1M USD LIBOR + 0.92%), 07/15/20 (a) (c)	3,034	3,028
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,053
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,592
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,269
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,510
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (a)	676	731
Interest Only, Series 2013-XA-C7, REMIC, 1.49%, 02/15/46 (a)	19,951	725
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (a)	23,830	1,394
Interest Only, Series 2016-XA-C30, REMIC, 1.57%, 09/17/49 (a)	18,408	1,415
Series 2018-A-SUN, REMIC, 2.93%, (1M USD LIBOR + 0.90%), 07/15/20 (a) (c)	2,389	2,386
Series 2016-C-C31, REMIC, 4.46%, 10/19/26 (a)	2,960	3,107
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21 (c)	3,538	3,523
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,413	930
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,804	1,413
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (c)	1,944	2,013
MP CLO III Ltd
Series 2013-AR-1A, 3.53%, (3M USD LIBOR + 1.25%), 10/21/30 (a) (c)	4,000	3,996
MP CLO VIII Ltd
Series 2015-AR-2A, 3.17%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (c)	2,000	2,000
MSCG Trust
Series 2018-A-SELF, 2.93%, (1M USD LIBOR + 0.90%), 10/15/20 (a) (c)	2,295	2,297
Nassau Ltd
Series 2018-A-IA, 3.45%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,977
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 2.98%, (1M USD LIBOR + 0.95%), 01/17/22 (a) (c)	2,228	2,221
Series 2018-E-850T, REMIC, 3.98%, (1M USD LIBOR + 1.95%), 07/15/21 (a) (c)	2,183	2,183
New Residential Mortgage Loan Trust
Series 2019-A1-RPL1, 4.33%, 02/25/22 (c) (d)	24,103	24,258
Newtek Small Business Finance, LLC
Series 2018-A-1, 3.72%, (1M USD LIBOR + 1.70%), 11/25/24 (a) (c)	4,326	4,318
NLY Commercial Mortgage Trust
Series 2019-AS-FL2, 3.63%, 12/15/22 (c)	3,371	3,381
Series 2019-B-FL2, 3.93%, 01/15/23 (c)	3,371	3,382
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 4.58%, 02/25/36 (a)	690	597
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26 (c)	7,500	7,644
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.45%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,987
Palmer Square Loan Funding Ltd
Series 2017-A1-1A, 3.04%, (3M USD LIBOR + 0.74%), 10/15/25 (a) (c)	2,346	2,346

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.35%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,483
Pikes Peak CLO 3
Series 2019-A-3A, 4.01%, (3M USD LIBOR + 1.43%), 04/25/30 (a) (c)	3,500	3,500
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26 (c)	4,911	5,061
Positive Results Property Management LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (c) (d)	8,773	8,734
Series 2018-A1-3A, 4.48%, 10/25/21 (c)	16,925	17,078
Series 2019-A1-2A, 3.97%, 04/25/22 (c) (d)	9,866	9,954
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.91%, 09/25/47 (e) (f)	9,089	8,877
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (c) (d)	1,178	1,180
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c) (d)	10,000	9,999
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26 (c)	10,000	9,989
PRPM LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (c) (d)	2,600	2,605
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.19%, 08/25/35 (a)	5,457	5,311
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.47%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	4,283	2,283
Interest Only, Series 2007-1A6-B, REMIC, 4.03%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	4,283	808
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	5,846	5,811
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.12%, 09/25/35 (a)	1,144	1,028
Series 2006-A21-QA1, REMIC, 4.91%, 01/25/36 (a)	5,480	4,932
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,041	2,785
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,507	3,288
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,413	2,853
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,188	6,367
Series 2007-1A1-A3, REMIC, 2.47%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,603	2,970
Series 2007-1A2-A3, REMIC, 30.91%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	861	2,200
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	19,399	16,195
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	499	499
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,866	2,748
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,168	1,101
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,116	1,932
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	9,114	8,941
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,174	2,096
Rockford Tower CLO Ltd
Series 2017-A-3A, 3.47%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (c)	1,000	998
Series 2018-A-1A, 3.24%, (3M USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,987
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.98%, (1M USD LIBOR + 0.95%), 06/15/20 (a) (c)	1,485	1,485
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	10,131
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26 (b) (c)	3,000	3,000
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27 (c)	10,131	10,363
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21 (c)	1,136	1,147
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27 (c)	8,000	8,340
Sound Point CLO IX Ltd
Series 2015-ARR-2A, 3.67%, (3M USD LIBOR + 1.39%), 07/20/32 (a) (c)	2,500	2,498
Sound Point CLO LTD
Series 2013-A-3RA, 3.45%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,981
Series 2018-A1A-21, 3.45%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (c)	3,250	3,230
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (c)	4,555	4,633
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 4.87%, 04/25/37 (a)	1,073	867
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.41%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (c)	4,000	3,996
Series 2014-A-1RA, 3.35%, 04/21/31 (c)	2,000	1,985
Series 2016-1A, 3.24%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (c)	2,000	1,982
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (c)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.39%, 11/25/35 (a)	6,735	6,249
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 2.18%, (1M USD LIBOR + 0.32%), 06/25/36 (a) (d)	7,494	5,835
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	8,167	7,056
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23 (c)	4,962	5,135
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26 (c)	4,833	4,918
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 3.28%, (1M USD LIBOR + 1.25%), 06/15/20 (a) (c)	1,485	1,486
THL Credit Wind River CLO Ltd
Series 2013-AR-2A, 3.53%, (3M USD LIBOR + 1.23%), 10/18/30 (a) (c)	2,645	2,637
Series 2014-AR-2A, 3.44%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (c)	1,000	994
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	4,082	4,466
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.73%, 06/17/50 (a)	20,080	1,826
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (c)	764	767
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25 (c)	4,000	4,025
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (c)	5,950	6,171
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a) (c)	6,805	7,011
Venture 34 CLO Ltd
Series 2018-A-34A, 3.53%, 10/15/31 (c)	2,750	2,734
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c) (d)	14,842	14,874
Vibrant CLO Ltd
Series 2018-A1-10A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,985
Series 2015-A1RR-3A, REMIC, 3.53%, 10/20/31 (c)	1,200	1,194
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (c) (d)	18,321	18,438
VOLT LXXX LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c) (d)	6,900	6,958
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,907	1,833
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,406	3,343
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,365	2,338

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (c)	5,636	5,665
Wellfleet CLO Ltd
Series 2017-A1-2A, 3.53%, (3M USD LIBOR + 1.25%), 10/20/29 (a) (c)	3,000	2,997
Series 2017-A1-3A, 3.45%, (3M USD LIBOR + 1.15%), 01/17/31 (a) (c)	3,250	3,226
Series 2018-A1-2A, 3.48%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (c)	2,000	1,986
Wells Fargo & Company
Interest Only, Series 2015-XA-P2, REMIC, 1.13%, 12/15/48 (a)	26,783	1,153
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	2,646	2,646
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,133	2,977
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	974	962
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,974
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	2,024
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	1,577	1,674
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,553
Series 2016-C-C34, REMIC, 5.20%, 04/17/26 (a)	2,855	3,128
Interest Only, Series 2015-XA-LC20, REMIC, 1.48%, 04/15/50 (a)	23,410	1,164
Interest Only, Series 2016-XA-C33, REMIC, 1.92%, 03/17/59 (a)	14,967	1,186
Interest Only, Series 2017-XA-RC1, REMIC, 1.67%, 01/16/60 (a)	24,502	1,966
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,085	2,100
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.20%, 03/15/47 (a)	20,109	684
Interest Only, Series 2014-XA-C25, REMIC, 0.98%, 11/15/47 (a)	27,197	925
WhiteHorse X Ltd
Series 2015-A1R-10A, 3.23%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (c)	2,587	2,584
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,907	1,986
York CLO-6 Ltd
Series 2019-A1-1A, 3.52%, (3M USD LIBOR + 1.35%), 07/22/32 (a) (c)	3,500	3,500
Zais CLO 2 Ltd
Series 2014-A1AR-2A, 3.48%, (3M USD LIBOR + 1.20%), 07/27/26 (a) (c)	2,625	2,625
Zais CLO 5 Ltd
Series 2016-A1-2A, 3.83%, (3M USD LIBOR + 1.53%), 10/16/28 (a) (c)	2,000	2,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,137,945)		1,156,172
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (g) (h)	127,228	127,228
Total Short Term Investments (cost $127,228)		127,228
Total Investments 101.6% (cost $2,604,631)		2,670,806
Other Assets and Liabilities, Net (1.6)%		(43,200)
Total Net Assets 100.0%		2,627,606

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $12,677.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $789,436 and 30.0% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 5.77%, 11/15/19	12/01/17	963	964	—
CLNS Trust, Series 2017-F-IKPR, 6.55%, 06/11/32	05/18/17	1,973	1,979	0.1
FREMF Mortgage Trust, Series 2014-D-K503 REMIC - Principal Only, 0.00%, 10/25/19	07/17/18	35,333	35,482	1.4
FREMF Mortgage Trust, Series 2014-X2B-K503 REMIC - Interest Only, 0.10%, 10/25/47	07/17/18	(3)	2	—
PR Mortgage Loan Trust, Series 2014-APT-1 REMIC, 5.91%, 09/25/47	09/03/14	9,127	8,877	0.3
		47,393	47,304	1.8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
GOVERNMENT AND AGENCY OBLIGATIONS 61.4%
Ukraine 20.5%
Cabinet of Ministers of Ukraine
15.70%, 01/20/21, UAH	44,060	1,825
18.00%, 03/24/21, UAH	103,738	4,427
17.00%, 05/11/22, UAH	14,700	625
10.00%, 08/23/23, UAH	143,591	5,056
15.84%, 02/26/25, UAH	557,064	24,299
9.75%, 11/01/28 (a)	4,033	4,658
0.00%, 05/31/40 (b) (c)	5,176	4,852
		45,742
Serbia 12.7%
Government of the Republic of Serbia
5.75%, 07/21/23, RSD	1,405,380	14,587
4.50%, 01/11/26, RSD	443,000	4,362
5.88%, 02/08/28, RSD	882,540	9,544
		28,493
Egypt 6.5%
The Arab Republic of Egypt
4.75%, 04/11/25, EUR (c)	862	974
15.60%, 08/06/26, EGP	41,132	2,694
16.10%, 05/07/29, EGP	49,950	3,419
14.40%, 09/10/29, EGP	7,985	503
5.63%, 04/16/30, EUR (c)	112	122
6.38%, 04/11/31, EUR (c)	3,515	3,981
8.50%, 01/31/47 (c)	635	672
8.70%, 03/01/49 (c)	2,093	2,247
		14,612
New Zealand 4.2%
New Zealand Government
2.50%, 09/20/40, NZD (d)	10,315	9,324
El Salvador 3.6%
El Salvador Government International Bond
7.75%, 01/24/23 (c)	481	525
8.25%, 04/10/32 (c)	1,975	2,261
Presidencia de la Republica de El Salvador
8.63%, 02/28/29 (c)	3,042	3,552
7.12%, 01/20/50 (c)	1,644	1,677
		8,015
Iceland 3.1%
Iceland, Government of
7.25%, 10/26/22, ISK	34,308	308
8.00%, 06/12/25, ISK	22,441	224
6.50%, 01/24/31, ISK	488,396	5,071
The Central Bank of Iceland
5.00%, 11/15/28, ISK	155,234	1,406
		7,009
Sri Lanka 3.1%
The Democratic Socialist Republic of Sri Lanka
10.00%, 10/01/22 - 03/15/23, LKR	357,560	1,982
11.50%, 05/15/23, LKR	8,000	46
10.20%, 07/15/23, LKR	427,000	2,365
11.40%, 01/01/24, LKR	160,000	911
11.00%, 08/01/24, LKR	41,000	231
10.25%, 03/15/25, LKR	56,730	309
11.00%, 08/01/25, LKR	20,000	113
6.75%, 04/18/28 (c)	200	191
11.50%, 09/01/28, LKR	25,000	144
7.55%, 03/28/30 (c)	685	676
		6,968
Barbados 1.6%
Barbados, Government of
0.00%, 12/05/35 (a) (c) (e) (f)	5,386	3,528
Benin 1.4%
Government of the People's Republic of Benin
5.75%, 03/26/26, EUR (c)	2,860	3,193
Thailand 1.4%
Thailand, Kingdom of
1.25%, 03/12/28, THB (c) (g)	96,864	3,092
Ecuador 1.0%
Gobierno de la Republica del Ecuador
7.88%, 03/27/25 (c)	2,240	2,239
Nigeria 1.0%
Nigeria, Federal Government of
8.75%, 01/21/31 (c)	1,108	1,244
7.88%, 02/16/32 (c)	859	902
		2,146
Georgia 0.6%
Georgia, Government of
7.25%, 01/17/21, GEL	547	181
7.38%, 09/27/23, GEL	360	116
7.00%, 05/30/24, GEL	3,600	1,136
		1,433
United States of America 0.5%
Federal Home Loan Mortgage Corporation
Interest Only, Series S-4070, REMIC, 4.07%, (6.10% - (1M USD LIBOR * 1)), 06/15/32 (h)	2,121	334
Federal National Mortgage Association, Inc.
Interest Only, Series 2013-DS-15, REMIC, 4.18%, (6.20% - (1M USD LIBOR * 1)), 03/25/33 (h)	760	128
Interest Only, Series 2010-SJ-124, REMIC, 4.03%, (6.05% - (1M USD LIBOR * 1)), 11/25/38 (h)	936	40
Interest Only, Series 2012-SK-150, REMIC, 4.13%, (6.15% - (1M USD LIBOR * 1)), 01/25/43 (h)	1,993	294
Interest Only, Series 2018-BI-58, REMIC, 4.00%, 08/25/48	2,221	283
		1,079
Dominican Republic 0.2%
Presidencia de la Republica Dominicana
9.75%, 06/05/26, DOP (c)	21,750	427
Total Government And Agency Obligations (cost $130,286)		137,300
COMMON STOCKS 5.1%
Iceland 2.4%
Arion Banki hf (a)	2,033	1,324
EIK Fasteignafelag hf	6,810	408
Eimskipafelag Islands hf	566	797
Hagar hf	2,461	742
Reginn hf (e)	2,692	427
Reitir fasteignafelag hf	1,267	723
Siminn hf	12,128	461
Sjova-Almennar tryggingar hf	3,789	467
Tryggingamidstodin hf	142	35
		5,384
Vietnam 1.6%
Baoviet Holdings (e)	23	73
Binh Minh Plastics Joint Stock Company	37	81
Coteccons Construction Joint Stock Company	19	78
Danang Rubber Joint Stock Company	10	10
Domesco Medical Import-Export Joint-Stock Corporation	11	34
Ha Tien 1 Cement Company	31	20
Hoa Phat Group JSC (e)	163	155
Hoa Sen Group (e)	25	7
Joint Stock Commercial Bank for Foreign Trade of Vietnam	88	311
Joint Stock Commercial Bank For Investment and Development of Vietnam (e)	67	115
Kido Corp. (e)	53	47
Kinh Bac City Development Share Holding Corporation	74	48
Masan Group Corporation (e)	80	271
Petrovietnam Drilling and Well Services Corporation (e)	41	33
Petrovietnam Fertilizer And Chemicals Corporation	55	32
Petrovietnam Gas Joint Stock Corporation	24	108

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Petrovietnam Power Nhon Trach 2 Joint Stock Company	127	131
Petrovietnam Technical Services Corporation	97	82
Pha Lai Thermal Power Joint Stock Company	31	35
Refrigeration Electrical Engineering Corporation	37	62
Sai Gon – Ha Noi Commercial Joint Stock Bank (e)	135	39
Saigon Thuong Tin Commercial Joint Stock Bank (e)	213	97
SSI Securities Corp.	96	95
Tan Tao Investment and Industry Corporation (e)	153	22
Viet Capital Securities Joint Stock Company	61	90
Vietnam Dairy Products Joint Stock Company	58	326
Vietnam Prosperity Joint-Stock Commercial Bank (e)	82	83
Vietnam Prosperity Joint-Stock Commercial Bank (e)	21	19
Vietnam Technological And Commercial Joint- Stock Bank (e) (i)	110	119
Vingroup Joint Stock Company (e)	194	1,003
		3,626
Singapore 0.5%
Yoma Strategic Holdings Ltd. (e)	4,856	1,109
Cyprus 0.3%
Bank of Cyprus Holdings Public Limited Company (e)	491	760
Mongolia 0.2%
Mongolian Mining Corporation (e)	886	105
Turquoise Hill Resources Ltd. (e)	456	217
		322
Serbia 0.1%
Komercijalna Banka Ad, Beograd (Vracar) (a) (e)	8	233
Total Common Stocks (cost $14,339)		11,434
SENIOR LOAN INTERESTS 4.9%
Tanzania 2.8%
Tanzania Republic
Term Loan, 7.76%, (6M LIBOR + 5.20%), 05/23/23 (a) (h) (j)	1,940	1,911
The Ministry of Finance and Planning, Government of the United Republic of Tanzania
Term Loan, 7.42%, (6M LIBOR + 5.20%), 06/26/22 (a) (h) (j)	4,329	4,292
		6,203
Kenya 1.1%
Kenya, Government of
Term Loan, 8.65%, (3M LIBOR + 6.45%), 06/29/25 (a) (h) (j)	2,500	2,489
Barbados 1.0%
Barbados
Term Loan, 0.00%, 12/20/19 (a) (e) (f) (j)	3,440	2,184
Total Senior Loan Interests (cost $12,158)		10,876
CORPORATE BONDS AND NOTES 2.7%
Iceland 1.5%
Arion Banki hf
6.00%, 04/12/24, ISK (c)	180,000	1,570
Arion Banki hf.
6.50%, 09/02/22, ISK	20,000	172
Islandsbanki hf.
6.40%, 10/26/23, ISK	80,000	695
Landsbankinn hf
5.00%, 11/23/23, ISK	120,000	989
		3,426
Moldova 0.5%
Aragvi Finance International Designated Activity Company
12.00%, 04/09/24 (c)	1,130	1,181
Georgia 0.5%
JSC TBC Bank
5.75%, 06/19/24 (c)	252	254
Silknet JSC
11.00%, 04/02/24 (c)	709	772
		1,026
Saint Lucia 0.1%
Digicel Holdings (Bermuda) Limited
8.75%, 05/25/24 (c)	262	249
Indonesia 0.1%
PT Jasa Marga (Persero) Tbk.
7.50%, 12/11/20, IDR (c)	2,660,000	183
Total Corporate Bonds And Notes (cost $5,945)		6,065
SHORT TERM INVESTMENTS 16.5%
Treasury Securities 7.8%
Cabinet of Ministers of Ukraine
15.45%, 04/01/20, UAH (k)	55,814	2,143
Georgia, Government of
6.31%, 11/14/19, GEL (k)	1,850	615
6.30%, 12/12/19, GEL (k)	499	165
6.20%, 05/07/20, GEL (k)	225	72
6.13%, 06/04/20, GEL (k)	330	105
6.12%, 07/02/20, GEL (k)	2,698	853
Nigeria, Federal Government of
12.70%, 12/05/19, NGN (k)	85,431	230
12.70%, 12/19/19, NGN (k)	171,743	462
14.15%, 02/06/20, NGN (k)	66,230	175
14.05%, 02/20/20, NGN (k)	132,470	348
13.88%, 02/27/20, NGN (k)	331,170	869
12.79%, 03/05/20, NGN (k)	835,598	2,184
12.38%, 04/02/20, NGN (k)	157,713	409
12.39%, 04/09/20, NGN (k)	123,728	319
12.46%, 04/23/20, NGN (k)	591,336	1,516
12.22%, 04/30/20, NGN (k)	42,054	107
11.63%, 05/14/20, NGN (k)	451,040	1,144
12.32%, 05/28/20, NGN (k)	550,068	1,385
Pakistan, Government of
13.31%, 12/05/19, PKR (k)	362,100	2,260
13.30%, 12/19/19, PKR (k)	353,600	2,193
		17,554
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (l) (m)	10,849	10,849
U.S. Treasury Bill 3.8%
Treasury, United States Department of
1.77%, 10/24/19 (k) (n)	4,500	4,495
2.05%, 10/31/19 (k) (n)	4,000	3,994
		8,489
Total Short Term Investments (cost $36,882)		36,892
Total Investments 90.6% (cost $199,610)		202,567
Total Purchased Options 1.7% (cost $2,931)		3,850
Other Derivative Instruments 1.4%		3,096
Other Assets and Liabilities, Net 6.3%		14,183
Total Net Assets 100.0%		223,696

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Non-income producing security.

(f) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.6% of the Fund’s net assets.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) The coupon rate represents the yield to maturity.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(n) All or a portion of the security is pledged or segregated as collateral.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aragvi Finance International Designated Activity Company, 12.00%, 04/09/24	04/01/19	1,143	1,181	0.5
Arion Banki hf, 6.00%, 04/12/24	05/07/19	1,550	1,570	0.7
Barbados, Government of, 0.00%, 12/05/35	04/23/14	4,642	3,528	1.6
Cabinet of Ministers of Ukraine, 0.00%, 05/31/40	04/03/19	3,961	4,852	2.2
Digicel Holdings (Bermuda) Limited, 8.75%, 05/25/24	07/11/19	252	249	0.1
El Salvador Government International Bond, 7.75%, 01/24/23	08/08/17	487	525	0.2
El Salvador Government International Bond, 8.25%, 04/10/32	01/25/18	2,286	2,261	1.0
Gobierno de la Republica del Ecuador, 7.88%, 03/27/25	09/24/19	2,240	2,239	1.0
Government of the People's Republic of Benin, 5.75%, 03/26/26	03/19/19	3,209	3,193	1.4
JSC TBC Bank, 5.75%, 06/19/24	06/12/19	249	254	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	09/05/19	1,262	1,244	0.6
Nigeria, Federal Government of, 7.88%, 02/16/32	09/12/19	916	902	0.4
Presidencia de la Republica de El Salvador, 8.63%, 02/28/29	02/21/17	3,385	3,552	1.6
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	07/30/19	1,644	1,677	0.7
Presidencia de la Republica Dominicana, 9.75%, 06/05/26	05/29/19	428	427	0.2
PT Jasa Marga (Persero) Tbk., 7.50%, 12/11/20	11/30/17	197	183	0.1
Silknet JSC, 11.00%, 04/02/24	03/26/19	709	772	0.3
Thailand, Kingdom of, 1.25%, 03/12/28	05/18/17	2,673	3,092	1.4
The Arab Republic of Egypt, 4.75%, 04/11/25	07/18/19	987	974	0.4
The Arab Republic of Egypt, 5.63%, 04/16/30	07/18/19	127	122	0.1
The Arab Republic of Egypt, 6.38%, 04/11/31	07/18/19	4,123	3,981	1.8
The Arab Republic of Egypt, 8.50%, 01/31/47	08/23/19	685	672	0.3
The Arab Republic of Egypt, 8.70%, 03/01/49	08/22/19	2,311	2,247	1.0
The Democratic Socialist Republic of Sri Lanka, 6.75%, 04/18/28	06/27/19	194	191	0.1
The Democratic Socialist Republic of Sri Lanka, 7.55%, 03/28/30	06/27/19	685	676	0.3
		40,345	40,564	18.1

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Light Sweet Crude Oil, WTI	60	March 2020		3,249	(91)	(100)
MSCI Taiwan Index	29	October 2019		1,167	9	14
S&P/ASX 200 Index	12	December 2019	AUD	2,001	(3)	2
Topix Index	16	December 2019	JPY	246,574	(13)	70
					(98)	(14)
Short Contracts
Euro BOBL	(31)	December 2019	EUR	(4,221)	(2)	18
Euro Bund	(5)	December 2019	EUR	(872)	—	1
Light Sweet Crude Oil, WTI	(58)	November 2019		(3,218)	105	87
					103	106

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.06	(M)	07/30/29	MXN	96,430	(9)	98
28-Day MEXIBOR (M)	Paying	6.90	(M)	08/03/29	MXN	39,380	(3)	16
28-Day MEXIBOR (M)	Paying	6.89	(M)	08/15/29	MXN	55,800	(5)	20
3M Canada Bankers Acceptance (Q)	Receiving	1.80	(S)	06/11/24	CAD	19,900	12	(41)
3M LIBOR (Q)	Receiving	2.22	(S)	03/28/24		597	—	(18)
3M LIBOR (Q)	Receiving	2.37	(S)	04/03/24		650	—	(24)
3M LIBOR (Q)	Receiving	1.87	(S)	06/14/24		240	—	(4)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.85	(S)	07/15/24		200	—	(3)
3M LIBOR (Q)	Receiving	1.79	(S)	07/23/24		150	—	(2)
3M LIBOR (Q)	Receiving	1.40	(S)	08/23/24		100	—	—
3M LIBOR (Q)	Receiving	1.44	(S)	09/26/24		2,281	—	7
3M LIBOR (Q)	Receiving	2.09	(S)	07/15/29		3,919	1	(185)
3M LIBOR (Q)	Receiving	2.03	(S)	07/17/29		4,874	—	(211)
3M LIBOR (Q)	Receiving	1.57	(S)	08/13/29		3,661	—	(1)
3M LIBOR (Q)	Receiving	1.42	(S)	08/19/29		1,559	—	21
3M LIBOR (Q)	Receiving	1.41	(S)	08/29/29		2,115	—	32
3M LIBOR (Q)	Receiving	1.46	(S)	09/09/29		280	—	3
3M LIBOR (Q)	Receiving	1.47	(S)	09/09/29		673	—	6
3M LIBOR (Q)	Receiving	1.49	(S)	09/10/29		57	—	—
3M LIBOR (Q)	Receiving	1.64	(S)	09/16/29		824	—	(5)
3M LIBOR (Q)	Receiving	2.99	(S)	07/03/38		297	—	(28)
3M LIBOR (Q)	Receiving	2.98	(S)	07/05/38		414	—	(39)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38		414	—	(40)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38		539	—	(52)
3M LIBOR (Q)	Receiving	2.98	(S)	07/06/38		580	—	(55)
3M LIBOR (Q)	Receiving	2.97	(S)	07/07/38		893	—	(83)
3M LIBOR (Q)	Receiving	3.04	(S)	12/21/38		1,961	1	(192)
3M LIBOR (Q)	Receiving	2.80	(S)	03/27/39		1,414	1	(112)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39		1,695	1	(133)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39		2,894	1	(226)
3M LIBOR (Q)	Receiving	2.78	(S)	04/04/39		416	—	(31)
3M LIBOR (Q)	Receiving	2.94	(S)	04/18/39		387	—	(35)
3M LIBOR (Q)	Receiving	2.94	(S)	04/18/39		774	—	(69)
3M LIBOR (Q)	Receiving	2.93	(S)	04/20/39		193	—	(17)
3M LIBOR (Q)	Receiving	2.93	(S)	04/20/39		252	—	(22)
3M LIBOR (Q)	Receiving	2.92	(S)	05/02/39		155	—	(13)
3M LIBOR (Q)	Receiving	2.91	(S)	05/03/39		232	—	(20)
3M LIBOR (Q)	Receiving	2.52	(S)	06/04/39		2,617	2	(143)
3M LIBOR (Q)	Receiving	1.87	(S)	08/07/39		971	1	(28)
3M LIBOR (Q)	Receiving	1.87	(S)	08/07/39		2,913	2	(85)
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49		744	(1)	(103)
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49		1,240	(1)	(172)
3M LIBOR (Q)	Receiving	2.80	(S)	04/05/49		271	—	(40)
3M LIBOR (Q)	Receiving	2.80	(S)	04/05/49		1,238	(1)	(185)
3M LIBOR (Q)	Receiving	2.21	(S)	08/01/49		954	(1)	(113)
3M LIBOR (Q)	Receiving	1.71	(S)	08/27/49		97	—	—
3M LIBOR (Q)	Receiving	1.70	(S)	08/27/49		111	—	—
3M LIBOR (Q)	Receiving	1.65	(S)	08/28/49		90	—	1
3M LIBOR (Q)	Receiving	1.57	(S)	08/29/49		360	(1)	12
3M LIBOR (Q)	Receiving	1.54	(S)	08/30/49		100	—	4
3M LIBOR (Q)	Receiving	1.65	(S)	09/09/49		351	(1)	5
3M LIBOR (Q)	Receiving	1.70	(S)	09/12/49		184	—	1
3M LIBOR (Q)	Receiving	1.81	(S)	09/13/49		120	—	(3)
3M LIBOR (Q)	Receiving	2.65	(S)	04/04/59		413	(1)	(78)
3M LIBOR (Q)	Receiving	2.64	(S)	04/04/59		786	(1)	(146)
3M LIBOR (Q)	Paying	2.07	(S)	07/03/38		6,759	1	133
3M LIBOR (Q)	Paying	1.66	(S)	07/07/38		3,377	1	(49)
3M LIBOR (Q)	Paying	2.54	(S)	03/28/39		5,044	(2)	284
3M LIBOR (Q)	Paying	2.55	(S)	03/28/39		1,513	(1)	87
3M LIBOR (Q)	Paying	2.08	(S)	04/18/39		3,043	(1)	59
3M LIBOR (Q)	Paying	2.52	(S)	04/04/49		2,067	3	222
3M LIBOR (Q)	Paying	1.65	(S)	04/05/49		1,653	3	(38)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	(S)	05/11/27	NZD	9,850	(3)	(1,177)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	(S)	06/26/27	NZD	12,230	(3)	(1,277)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	(S)	01/09/28	NZD	7,000	(1)	(752)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	(S)	06/07/28	NZD	3,000	—	(354)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.96	(S)	04/29/24	NZD	6,530	2	834
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	5,278	1	588
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	3,210	1	358
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.78	(S)	12/19/46	JPY	161,000	21	(209)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	(S)	09/18/47	JPY	1,000	—	(2)
6M BUBOR (S)	Receiving	1.27	(A)	12/13/21	HUF	406,479	—	(27)
6M BUBOR (S)	Receiving	1.46	(A)	01/12/22	HUF	753,650	—	(63)
6M BUBOR (S)	Receiving	1.44	(A)	01/13/22	HUF	693,350	—	(57)
6M BUBOR (S)	Receiving	1.25	(A)	02/06/23	HUF	650,326	1	(56)
6M BUBOR (S)	Receiving	1.27	(A)	02/07/23	HUF	631,444	1	(55)
6M BUBOR (S)	Receiving	1.19	(A)	03/12/23	HUF	192,000	—	(15)
6M BUBOR (S)	Receiving	1.89	(A)	06/18/23	HUF	181,774	—	(32)
6M BUBOR (S)	Receiving	1.94	(A)	08/01/26	HUF	448,000	1	(106)
6M BUBOR (S)	Receiving	1.94	(A)	09/21/26	HUF	171,688	—	(41)
6M BUBOR (S)	Receiving	1.93	(A)	09/21/26	HUF	176,090	—	(42)
6M BUBOR (S)	Receiving	1.89	(A)	09/21/26	HUF	434,356	1	(98)
6M BUBOR (S)	Receiving	2.14	(A)	10/13/26	HUF	174,916	—	(51)
6M BUBOR (S)	Receiving	2.08	(A)	10/28/26	HUF	181,556	—	(50)
6M BUBOR (S)	Receiving	2.18	(A)	11/03/26	HUF	182,148	—	(55)
6M BUBOR (S)	Receiving	2.15	(A)	11/07/26	HUF	178,600	—	(52)
6M BUBOR (S)	Receiving	2.12	(A)	11/08/26	HUF	177,417	—	(50)
6M BUBOR (S)	Receiving	2.14	(A)	11/10/26	HUF	488,487	1	(142)
6M BUBOR (S)	Receiving	2.09	(A)	02/07/28	HUF	114,925	—	(32)
6M BUBOR (S)	Receiving	2.82	(A)	06/15/28	HUF	72,386	—	(37)
6M BUBOR (S)	Receiving	2.97	(A)	06/18/28	HUF	170,084	—	(95)
6M EURIBOR (S)	Receiving	(0.30)	(A)	07/23/24	EUR	250	—	(2)
6M EURIBOR (S)	Receiving	(0.53)	(A)	08/22/24	EUR	654	—	4
6M EURIBOR (S)	Receiving	(0.52)	(A)	08/30/24	EUR	150	—	1
6M EURIBOR (S)	Receiving	0.11	(A)	07/23/29	EUR	382	—	(7)
6M EURIBOR (S)	Receiving	0.11	(A)	07/23/29	EUR	533	—	(14)
6M EURIBOR (S)	Receiving	(0.05)	(A)	08/06/29	EUR	505	—	(6)
6M EURIBOR (S)	Receiving	(0.08)	(A)	08/06/29	EUR	700	1	(7)
6M EURIBOR (S)	Receiving	(0.16)	(A)	09/12/29	EUR	460	—	—
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	2,796	(5)	(277)
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	3,150	(6)	(312)
6M SIBOR (S)	Paying	2.45	(S)	10/22/23	SGD	9,000	5	227
6M SIBOR (S)	Paying	2.08	(S)	12/13/23	SGD	3,970	2	60
6M SIBOR (S)	Paying	2.09	(S)	12/13/23	SGD	7,300	3	112
6M SIBOR (S)	Paying	1.55	(S)	08/14/24	SGD	1,922	1	(2)
6M SIBOR (S)	Paying	1.55	(S)	08/14/24	SGD	1,672	—	(1)
6M SIBOR (S)	Paying	1.56	(S)	08/14/24	SGD	1,880	1	—
6M SIBOR (S)	Paying	1.57	(S)	08/14/24	SGD	1,880	1	—
6M SIBOR (S)	Paying	1.57	(S)	08/14/24	SGD	2,716	1	—
6M WIBOR (S)	Paying	2.41	(A)	12/13/21	PLN	5,932	(1)	24
6M WIBOR (S)	Paying	2.46	(A)	01/12/22	PLN	11,203	(1)	51
6M WIBOR (S)	Paying	2.44	(A)	01/13/22	PLN	11,587	(1)	51
6M WIBOR (S)	Paying	2.69	(A)	02/07/23	PLN	9,007	(1)	83
6M WIBOR (S)	Paying	2.51	(A)	06/15/23	PLN	8,504	(1)	68
6M WIBOR (S)	Paying	2.28	(A)	09/21/26	PLN	2,348	—	28
6M WIBOR (S)	Paying	2.30	(A)	09/21/26	PLN	8,687	—	133
6M WIBOR (S)	Paying	2.49	(A)	10/13/26	PLN	2,483	—	39
6M WIBOR (S)	Paying	2.47	(A)	10/19/26	PLN	2,524	—	39
6M WIBOR (S)	Paying	2.47	(A)	10/28/26	PLN	2,600	—	40
6M WIBOR (S)	Paying	2.56	(A)	11/02/26	PLN	2,600	—	44
6M WIBOR (S)	Paying	2.54	(A)	11/07/26	PLN	2,600	—	43
6M WIBOR (S)	Paying	2.50	(A)	11/08/26	PLN	2,600	—	41
6M WIBOR (S)	Paying	2.52	(A)	11/10/26	PLN	7,186	—	116
6M WIBOR (S)	Paying	3.14	(A)	02/07/28	PLN	1,612	—	44
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	12,700	2	24
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	37,900	5	71
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	12,600	1	24
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	20,200	2	38
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	12,113	2	1
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	1	1
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	1	1
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	18,169	3	2
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	4,542	—	1
7-Day China Fixing Repo Rate (Q)	Paying	2.87	(Q)	06/10/24	CNY	6,056	1	—
7-Day China Fixing Repo Rate (Q)	Paying	2.94	(Q)	06/12/24	CNY	26,000	3	9
7-Day China Fixing Repo Rate (Q)	Paying	2.94	(Q)	06/12/24	CNY	20,000	2	7
7-Day China Fixing Repo Rate (Q)	Paying	2.95	(Q)	06/12/24	CNY	16,800	2	6
7-Day China Fixing Repo Rate (Q)	Paying	2.96	(Q)	06/12/24	CNY	9,000	1	4
7-Day China Fixing Repo Rate (Q)	Paying	3.22	(Q)	06/19/24	CNY	23,600	2	50
7-Day China Fixing Repo Rate (Q)	Paying	2.67	(Q)	08/12/24	CNY	25,480	4	(37)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	2.67	(Q)	08/12/24	CNY	14,519	2	(21)
HICP (A)	Receiving	1.57	(A)	08/15/32	EUR	778	(4)	(71)
HICP (A)	Receiving	1.59	(A)	08/15/32	EUR	1,783	(9)	(168)
HICP (A)	Receiving	1.60	(A)	08/15/32	EUR	1,741	(9)	(170)
HICP (A)	Receiving	1.74	(A)	02/15/33	EUR	86	—	(11)
HICP (A)	Paying	1.77	(A)	08/15/42	EUR	778	8	154
HICP (A)	Paying	1.79	(A)	08/15/42	EUR	1,741	17	359
HICP (A)	Paying	1.78	(A)	08/15/42	EUR	1,783	17	354
HICP (A)	Paying	1.93	(A)	02/15/43	EUR	86	1	23
HICP (A)	Paying	1.90	(A)	08/04/47	EUR	469	5	141
HICP (A)	Paying	1.89	(A)	08/07/47	EUR	29	—	8
U.S. CPURNSA (A)	Receiving	1.73	(A)	06/21/24		6,744	(12)	(48)
U.S. CPURNSA (A)	Receiving	1.88	(A)	07/15/24		3,470	(6)	(53)
U.S. CPURNSA (A)	Receiving	2.42	(A)	02/06/43		609	(4)	(111)
U.S. CPURNSA (A)	Receiving	2.16	(A)	08/04/47		631	(5)	(76)
U.S. CPURNSA (A)	Receiving	2.13	(A)	08/22/47		797	(7)	(88)
U.S. CPURNSA (A)	Receiving	2.15	(A)	08/25/47		792	(7)	(91)
U.S. CPURNSA (A)	Receiving	2.15	(A)	09/01/47		790	(7)	(92)
U.S. CPURNSA (A)	Paying	2.41	(A)	02/06/33		609	2	60
							37	(4,059)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.31 (Q)	1.00	06/20/24	735	34	—	12
Ministry of Diwan Amiri Affairs (Q)	1.00	12/20/22	2,380	(54)	(1)	(54)
Ministry of Finance of the Russian Federation (Q)	1.00	12/20/24	12,805	(87)	16	27
Penerbangan Malaysia Berhad (Q)	1.00	12/20/24	22,570	(536)	10	44
South Africa, Parliament of (Q)	1.00	12/20/23	2,215	57	3	(57)
				(586)	28	(28)
Credit default swap agreements - sell protection[4]
The Republic of Indonesia, The Government of (Q)	1.00	12/20/24	(6,400)	30	(2)	(8)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate ‡	SCB	Put	BRL	3.57	07/20/20	3,350,000	8

Interest Rate Swaptions[10]
3M LIBOR, 04/20/39	BOA	Call		2.93	04/18/29	1,902,000	256
3M LIBOR, 05/04/39	BOA	Call		2.92	05/04/29	1,598,000	214
3M LIBOR, 04/05/49	BOA	Call		2.80	04/03/29	2,399,000	546
3M LIBOR, 04/04/39	BOA	Call		2.78	03/29/29	1,712,000	188
3M LIBOR, 07/06/38	CGM	Call		3.01	07/03/28	4,146,000	514
3M LIBOR, 04/04/59	MSC	Call		2.64	03/29/29	3,100,000	813
3M LIBOR, 07/07/38	MSC	Call		2.98	07/05/28	4,146,000	506
3M LIBOR, 05/04/39	BOA	Put		2.92	05/04/29	1,598,000	57
3M LIBOR, 04/20/39	BOA	Put		2.93	04/18/29	1,902,000	68
3M LIBOR, 04/09/49	BOA	Put		2.80	04/05/29	2,398,000	145
3M LIBOR, 04/04/39	BOA	Put		2.78	03/29/29	1,712,000	59
3M LIBOR, 07/06/38	CGM	Put		3.01	07/03/28	4,146,000	116
3M LIBOR, 04/04/59	MSC	Put		2.64	03/29/29	3,100,000	242
3M LIBOR, 07/07/38	MSC	Put		2.98	07/05/28	4,146,000	118
							3,842

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AED/USD	SCB	10/16/19	AED	5,215	1,420	2
AED/USD	BNP	02/03/20	AED	24,100	6,559	7
AED/USD	BNP	02/05/20	AED	21,650	5,891	—
AED/USD	BNP	02/18/20	AED	3,735	1,016	1
AUD/USD	CIT	10/17/19	AUD	9,766	6,595	(264)
AUD/USD	CIT	11/12/19	AUD	3,725	2,518	(11)
AUD/USD	CIT	11/18/19	AUD	4,173	2,821	(15)
AUD/USD	CIT	12/16/19	AUD	8,145	5,511	(105)
AUD/USD	CGM	01/09/20	AUD	3,161	2,140	(23)
BHD/USD	SCB	10/07/19	BHD	1,795	4,760	22
BRL/USD	MSC	10/02/19	BRL	2,231	537	(6)
BRL/USD	SCB	10/02/19	BRL	5,319	1,280	(9)
BRL/USD	SCB	10/02/19	BRL	12,775	3,075	15
BRL/USD	MSC	11/04/19	BRL	20,325	4,880	—
BRL/USD	SCB	07/23/20	BRL	3,483	823	(81)
CAD/USD	CIT	12/24/19	CAD	8,947	6,763	18
EGP/USD	HSB	10/10/19	EGP	10,633	652	67
EGP/USD	HSB	10/15/19	EGP	8,383	513	52
EGP/USD	CIT	10/17/19	EGP	11,619	710	70
EGP/USD	SCB	10/23/19	EGP	8,944	546	51
EGP/USD	CIT	10/24/19	EGP	3,342	204	20
EGP/USD	CIT	11/12/19	EGP	42,029	2,551	222
EGP/USD	BOA	11/13/19	EGP	17,990	1,092	95
EGP/USD	MSC	11/14/19	EGP	19,320	1,172	100
EGP/USD	CIT	11/27/19	EGP	19,264	1,165	90
EGP/USD	HSB	11/27/19	EGP	5,665	342	26
EGP/USD	BNP	12/03/19	EGP	25,343	1,529	40
EGP/USD	MSC	12/03/19	EGP	46,000	2,776	174
EGP/USD	BNP	12/09/19	EGP	10,945	659	16
EGP/USD	GSC	12/09/19	EGP	9,770	589	13
EGP/USD	CIT	12/10/19	EGP	924	56	3
EGP/USD	GSC	12/16/19	EGP	5,352	322	16
EGP/USD	MSC	12/16/19	EGP	19,540	1,175	103
EGP/USD	JPM	01/22/20	EGP	23,600	1,403	51
EGP/USD	GSC	02/10/20	EGP	89,659	5,300	363
EGP/USD	GSC	04/21/20	EGP	10,730	621	59
EGP/USD	HSB	04/21/20	EGP	32,700	1,892	180
EGP/USD	GSC	05/07/20	EGP	58,212	3,352	297
EGP/USD	JPM	08/03/20	EGP	5,506	309	7
EUR/USD	CGM	10/10/19	EUR	304	332	(4)
EUR/USD	BOA	10/25/19	EUR	215	235	(2)
EUR/USD	UBS	10/25/19	EUR	299	326	(5)
EUR/USD	CIT	11/01/19	EUR	11,676	12,759	(118)
EUR/PLN	GSC	10/10/19	PLN	(1,140)	(284)	(2)
EUR/PLN	SCB	10/10/19	PLN	(3,188)	(795)	35
HUF/EUR	SCB	10/09/19	EUR	(1,199)	(1,308)	(38)
JPY/USD	CIT	10/28/19	JPY	308,148	2,856	(84)
JPY/USD	CIT	11/12/19	JPY	609,528	5,653	(157)
JPY/USD	CIT	11/27/19	JPY	484,692	4,499	(39)
KRW/USD	ANZ	10/08/19	KRW	551,937	462	—
KRW/USD	SCB	10/10/19	KRW	2,424,671	2,028	(9)
KRW/USD	SCB	10/17/19	KRW	1,935,051	1,618	(5)
MXN/USD	CIT	10/31/19	MXN	66,490	3,352	(22)
MYR/USD	GSC	10/02/19	MYR	2,279	544	1
MYR/USD	UBS	10/02/19	MYR	3,196	763	1
NOK/USD	CIT	12/20/19	NOK	64,290	7,076	(65)
NZD/USD	CIT	10/03/19	NZD	11,065	6,929	(180)
NZD/USD	CIT	10/03/19	NZD	1,938	1,214	—
NZD/USD	CIT	11/25/19	NZD	1,445	906	—
NZD/USD	CIT	12/06/19	NZD	4,109	2,577	(1)
PHP/USD	CIT	10/10/19	PHP	58,900	1,136	(6)
PHP/USD	SCB	12/06/19	PHP	23,828	458	4
PHP/USD	SCB	12/10/19	PHP	97,222	1,870	12
PHP/USD	UBS	12/10/19	PHP	68,860	1,325	7
RSD/EUR	JPM	10/22/19	EUR	(1,622)	(1,771)	13
RUB/USD	MSC	10/28/19	RUB	17,750	273	(3)
SEK/EUR	JPM	10/23/19	EUR	(1,798)	(1,963)	(3)
SEK/USD	CIT	10/25/19	SEK	22,410	2,280	(35)
SEK/USD	CIT	11/13/19	SEK	22,732	2,316	(80)
THB/USD	SCB	10/07/19	THB	30,707	1,004	2
THB/USD	SCB	12/06/19	THB	316	10	—
THB/USD	SCB	12/16/19	THB	35,470	1,161	3
TRY/USD	GSC	02/03/20	TRY	23,946	4,080	(1,133)
TRY/USD	GSC	02/03/20	TRY	185	32	5
TRY/USD	JPM	02/03/20	TRY	12,677	2,160	(572)
TRY/USD	JPM	02/03/20	TRY	38	6	1
TRY/USD	DUB	02/10/20	TRY	9,945	1,691	(467)
TRY/USD	DUB	02/10/20	TRY	57	10	1
TRY/USD	SCB	02/10/20	TRY	18,225	3,099	(862)
TRY/USD	SCB	02/10/20	TRY	80	14	2
TRY/USD	GSC	02/14/20	TRY	18,069	3,069	(855)
TRY/USD	SCB	02/14/20	TRY	12,701	2,157	(602)
TRY/USD	SCB	02/14/20	TRY	113	19	3
UGX/USD	CIT	10/04/19	UGX	2,017,611	548	24
UGX/USD	CIT	10/15/19	UGX	1,113,153	301	14
UGX/USD	SCB	10/23/19	UGX	1,155,790	312	15
UGX/USD	CIT	10/25/19	UGX	512,400	138	6
UGX/USD	SCB	10/31/19	UGX	1,153,410	311	14
UGX/USD	SCB	11/07/19	UGX	264,500	71	3
UGX/USD	SCB	11/20/19	UGX	464,879	125	6
UGX/USD	SCB	03/16/20	UGX	477,315	125	6
UGX/USD	CIT	04/03/20	UGX	2,100,320	547	23
UGX/USD	SCB	04/14/20	UGX	223,645	58	3
UGX/USD	CIT	04/20/20	UGX	503,750	130	5
UGX/USD	SCB	06/15/20	UGX	465,123	119	3
UGX/USD	SCB	06/17/20	UGX	1,980,960	505	15
UGX/USD	CIT	06/26/20	UGX	518,750	132	2
UGX/USD	SCB	07/02/20	UGX	2,457,463	624	8
UGX/USD	SCB	07/10/20	UGX	2,088,947	529	4
UGX/USD	CIT	08/10/20	UGX	366,090	92	—
UGX/USD	SCB	08/14/20	UGX	512,942	129	—
USD/AED	SCB	10/16/19	AED	(5,215)	(1,420)	(6)
USD/AED	BNP	02/03/20	AED	(35,804)	(9,743)	(36)
USD/AED	BNP	02/05/20	AED	(48,790)	(13,277)	(49)
USD/AED	BNP	02/18/20	AED	(3,735)	(1,016)	(4)
USD/AED	BNP	04/05/21	AED	(16,620)	(4,513)	(2)
USD/AED	BNP	04/08/21	AED	(26,150)	(7,100)	(3)
USD/AED	BNP	04/08/21	AED	(18,934)	(5,141)	—
USD/AED	BNP	04/12/21	AED	(33,749)	(9,163)	(4)
USD/AED	MSC	04/12/21	AED	(35,551)	(9,653)	(2)
USD/AED	BNP	07/26/21	AED	(1,100)	(298)	—
USD/AUD	CIT	10/04/19	AUD	(3,350)	(2,261)	43
USD/AUD	CIT	10/17/19	AUD	(517)	(350)	16
USD/AUD	CIT	12/16/19	AUD	(483)	(327)	6
USD/BHD	SCB	10/03/19	BHD	(352)	(934)	(18)
USD/BHD	SCB	10/07/19	BHD	(1,795)	(4,761)	(90)
USD/BHD	BOA	10/15/19	BHD	(235)	(623)	(13)
USD/BHD	BOA	10/31/19	BHD	(389)	(1,032)	(22)
USD/BHD	BOA	11/04/19	BHD	(538)	(1,427)	(30)
USD/BHD	BNP	12/23/19	BHD	(728)	(1,930)	(2)
USD/BHD	SCB	12/24/19	BHD	(875)	(2,320)	(2)
USD/BHD	BNP	02/24/20	BHD	(351)	(930)	(17)
USD/BHD	BNP	03/02/20	BHD	(351)	(930)	(19)
USD/BHD	BNP	03/19/20	BHD	(268)	(710)	(17)
USD/BHD	BNP	03/23/20	BHD	(335)	(888)	(20)
USD/BHD	BNP	03/26/20	BHD	(257)	(681)	(15)
USD/BRL	MSC	10/02/19	BRL	(20,325)	(4,892)	(2)
USD/BRL	SCB	07/23/20	BRL	(3,483)	(823)	81
USD/CNH	ANZ	10/18/19	CNH	(2,000)	(280)	3
USD/CNY	CIT	10/23/19	CNY	(4,499)	(630)	4
USD/CNY	GSC	10/23/19	CNY	(3,901)	(546)	3
USD/EGP	JPM	10/10/19	EGP	(10,633)	(652)	(6)
USD/EGP	SCB	10/15/19	EGP	(8,383)	(513)	(5)
USD/EGP	SCB	12/03/19	EGP	(46,000)	(2,776)	(92)
USD/EUR	MSC	10/04/19	EUR	(8,501)	(9,267)	293
USD/EUR	CGM	10/10/19	EUR	(6,851)	(7,472)	94
USD/EUR	CGM	10/18/19	EUR	(2,690)	(2,936)	24
USD/EUR	MSC	10/18/19	EUR	(1,291)	(1,409)	29

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BOA	10/25/19	EUR	(116)	(127)	1
USD/EUR	UBS	10/25/19	EUR	(137)	(149)	2
USD/EUR	CIT	11/01/19	EUR	(16,857)	(18,419)	164
USD/EUR	CIT	12/13/19	EUR	(10,590)	(11,607)	369
USD/EUR	CIT	01/10/20	EUR	(15,893)	(17,462)	477
USD/EUR	GSC	01/15/20	EUR	(7,970)	(8,760)	349
USD/EUR	CIT	01/22/20	EUR	(4,343)	(4,777)	172
USD/EUR	MSC	01/27/20	EUR	(1,666)	(1,833)	52
USD/EUR	MSC	01/31/20	EUR	(174)	(192)	5
USD/GHS	JPM	05/22/20	GHS	(1,521)	(255)	(4)
USD/GHS	JPM	05/29/20	GHS	(472)	(79)	(2)
USD/GHS	SCB	05/29/20	GHS	(238)	(40)	(1)
USD/GHS	JPM	06/03/20	GHS	(599)	(100)	(3)
USD/GHS	SCB	06/04/20	GHS	(1,966)	(328)	(12)
USD/GHS	JPM	06/08/20	GHS	(736)	(123)	(4)
USD/GHS	SCB	06/08/20	GHS	(1,227)	(204)	(4)
USD/GHS	SCB	06/15/20	GHS	(1,204)	(200)	(4)
USD/GHS	JPM	06/17/20	GHS	(709)	(118)	(2)
USD/GHS	SCB	06/19/20	GHS	(709)	(118)	(3)
USD/GHS	JPM	06/22/20	GHS	(978)	(162)	(1)
USD/GHS	CIT	07/02/20	GHS	(1,277)	(211)	(2)
USD/GHS	JPM	07/13/20	GHS	(1,259)	(207)	(1)
USD/KRW	CIT	10/08/19	KRW	(5,341,855)	(4,466)	(43)
USD/KRW	ANZ	10/17/19	KRW	(424,380)	(355)	—
USD/KRW	ANZ	11/01/19	KRW	(127,557)	(107)	—
USD/KRW	CIT	11/12/19	KRW	(1,925,937)	(1,612)	(22)
USD/KRW	JPM	11/12/19	KRW	(1,180,751)	(988)	(14)
USD/KRW	JPM	11/12/19	KRW	(38,500)	(32)	—
USD/KRW	MSC	11/12/19	KRW	(2,072,661)	(1,735)	(27)
USD/KRW	CIT	12/11/19	KRW	(770,554)	(646)	3
USD/KRW	JPM	12/11/19	KRW	(1,261,003)	(1,056)	3
USD/KRW	SCB	12/11/19	KRW	(2,522,008)	(2,112)	8
USD/KRW	CIT	01/29/20	KRW	(2,719,449)	(2,282)	39
USD/MXN	CIT	10/31/19	MXN	(66,490)	(3,352)	(4)
USD/MYR	GSC	10/02/19	MYR	(1,885)	(450)	(1)
USD/MYR	UBS	10/02/19	MYR	(3,590)	(857)	10
USD/MYR	UBS	10/29/19	MYR	(3,196)	(763)	(2)
USD/MYR	UBS	10/29/19	MYR	(2,614)	(624)	—
USD/MYR	GSC	11/27/19	MYR	(1,960)	(468)	—
USD/MYR	UBS	11/27/19	MYR	(1,961)	(468)	—
USD/MYR	GSC	12/18/19	MYR	(2,279)	(544)	(2)
USD/NGN	SCB	11/29/19	NGN	(1,092,194)	(2,956)	60
USD/NOK	CIT	10/25/19	NOK	(13,734)	(1,511)	29
USD/NZD	CIT	10/03/19	NZD	(13,003)	(8,143)	330
USD/NZD	CIT	10/09/19	NZD	(5,720)	(3,583)	66
USD/NZD	CIT	10/16/19	NZD	(5,450)	(3,413)	95
USD/NZD	CIT	10/24/19	NZD	(2,953)	(1,850)	9
USD/NZD	CIT	10/29/19	NZD	(5,367)	(3,363)	206
USD/NZD	CIT	11/12/19	NZD	(3,824)	(2,396)	43
USD/NZD	CIT	11/18/19	NZD	(5,870)	(3,680)	118
USD/NZD	CIT	11/25/19	NZD	(5,491)	(3,443)	55
USD/NZD	CIT	12/06/19	NZD	(5,511)	(3,456)	2
USD/OMR	BNP	08/17/20	OMR	(347)	(897)	(15)
USD/OMR	BNP	02/16/21	OMR	(501)	(1,286)	(18)
USD/OMR	BNP	04/08/21	OMR	(1,932)	(4,953)	(34)
USD/OMR	BNP	05/03/21	OMR	(1,401)	(3,589)	(20)
USD/OMR	SCB	05/27/21	OMR	(723)	(1,851)	(10)
USD/OMR	SCB	06/10/21	OMR	(2,031)	(5,198)	(38)
USD/OMR	BNP	08/19/21	OMR	(1,903)	(4,860)	(12)
USD/OMR	BNP	08/23/21	OMR	(185)	(473)	(1)
USD/RUB	SCB	10/07/19	RUB	(297,960)	(4,591)	(92)
USD/RUB	MSC	10/28/19	RUB	(295,520)	(4,540)	43
USD/SGD	CIT	10/10/19	SGD	(1,571)	(1,137)	21
USD/THB	SCB	10/07/19	THB	(123,873)	(4,051)	(12)
USD/THB	SCB	10/24/19	THB	(28,529)	(933)	3
USD/THB	SCB	12/16/19	THB	(16,978)	(556)	(2)
USD/TRY	GSC	02/03/20	TRY	(24,131)	(4,111)	644
USD/TRY	JPM	02/03/20	TRY	(12,714)	(2,166)	351
USD/TRY	DUB	02/10/20	TRY	(10,002)	(1,701)	270
USD/TRY	SCB	02/10/20	TRY	(18,305)	(3,113)	496
USD/TRY	GSC	02/14/20	TRY	(18,069)	(3,069)	538
USD/TRY	SCB	02/14/20	TRY	(12,814)	(2,176)	338
USD/UAH	JPM	11/22/19	UAH	(5,181)	(215)	(18)
USD/ZAR	CIT	10/30/19	ZAR	(55,467)	(3,648)	206
USD/ZAR	UBS	10/30/19	ZAR	(12,357)	(813)	41
USD/ZAR	BOA	11/29/19	ZAR	(7,683)	(503)	(6)
USD/ZAR	SCB	11/29/19	ZAR	(36,549)	(2,395)	124
USD/ZAR	CIT	12/20/19	ZAR	(97,970)	(6,402)	(54)
ZAR/USD	UBS	10/30/19	ZAR	5,761	379	(11)
ZAR/USD	SCB	11/29/19	ZAR	2,800	183	4
ZAR/USD	CIT	12/20/19	ZAR	68,010	4,444	25
					(137,534)	1,948

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
6M Thailand BIBOR (S)	Paying	BOA	2.18	(S)	02/22/29	THB	6,700	—	15
6M Thailand BIBOR (S)	Paying	CGM	2.18	(S)	02/22/29	THB	33,300	—	74
6M Thailand BIBOR (S)	Paying	GSC	2.19	(S)	02/22/29	THB	72,800	—	162
Chilean Interbank Rate (S)	Receiving	GSC	2.72	(S)	06/27/24	CLP	2,363,752	—	(107)
Chilean Interbank Rate (S)	Receiving	GSC	2.77	(S)	07/01/24	CLP	472,750	—	(23)
Chilean Interbank Rate (S)	Receiving	GSC	2.73	(S)	07/08/24	CLP	945,501	—	(43)
Chilean Interbank Rate (S)	Receiving	GSC	2.71	(S)	07/10/24	CLP	3,545,627	—	(156)
Chilean Interbank Rate (S)	Receiving	GSC	2.69	(S)	07/11/24	CLP	1,452,019	—	(62)
Chilean Interbank Rate (S)	Receiving	GSC	2.46	(S)	07/23/24	CLP	472,750	—	(13)
Chilean Interbank Rate (S)	Receiving	GSC	2.44	(S)	07/26/24	CLP	1,924,750	—	(49)
Chilean Interbank Rate (S)	Receiving	GSC	2.12	(S)	08/22/24	CLP	632,630	—	(2)
Chilean Interbank Rate (S)	Receiving	MSC	2.13	(S)	08/19/24	CLP	1,431,720	—	(6)
U.S. CPURNSA (A)	Receiving	BOA	1.97	(A)	06/23/27		10,060	—	(208)
								—	(418)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	12/20/22	2,216	99	125	(26)
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	06/20/26	1,600	213	262	(49)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/20	1,930	(21)	30	(51)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/20	1,850	(20)	42	(62)
Ministry of Diwan Amiri Affairs (Q)	BNP	N/A	1.00	06/20/21	3,140	(45)	15	(60)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	400	(6)	3	(9)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	270	(3)	1	(4)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	590	(8)	3	(11)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	990	(14)	7	(21)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	1,190	(17)	10	(27)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	920	(13)	—	(13)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	530	(8)	3	(11)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	3,150	(45)	18	(63)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/23	700	(18)	2	(20)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/23	2,506	(62)	4	(66)
South Africa, Parliament of (Q)	GSC	N/A	1.00	12/20/23	9,200	233	1,206	(973)
South Africa, Parliament of (Q)	BNP	N/A	1.00	12/20/25	3,800	249	710	(461)
South Africa, Parliament of (Q)	CGM	N/A	1.00	06/20/29	2,930	378	376	2
					37,912	892	2,817	(1,925)
Credit default swap agreements - sell protection[4]
The Republic of Indonesia, The Government of (Q)	BOA	0.91	1.00	12/20/24	(2,535)	12	16	(4)
The Republic of Indonesia, The Government of (Q)	CGM	0.91	1.00	12/20/24	(3,145)	15	19	(4)
The Republic of Indonesia, The Government of (Q)	GSC	0.91	1.00	12/20/24	(2,750)	14	17	(3)
The Republic of Indonesia, The Government of (Q)	JPM	0.91	1.00	12/20/24	(1,630)	9	10	(1)
					(10,060)	50	62	(12)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[2,10]	Counterparty	Expiration	Notional1 Received		Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Fixed Rate of -0.02% (S)	1-Day CLICP (S)	GSC	07/26/24	CLF	63	CLP	(1,766,069)	—	56
Fixed Rate of 0.03% (S)	1-Day CLICP (S)	GSC	07/10/24	CLF	119	CLP	(3,338,822)	—	166
Fixed Rate of 0.03% (S)	1-Day CLICP (S)	GSC	07/11/24	CLF	47	CLP	(1,321,498)	—	63
Fixed Rate of 0.05% (S)	1-Day CLICP (S)	GSC	07/08/24	CLF	32	CLP	(887,121)	—	47
Fixed Rate of 0.07% (S)	1-Day CLICP (S)	GSC	06/27/24	CLF	80	CLP	(2,220,471)	—	121
Fixed Rate of 0.10% (S)	1-Day CLICP (S)	GSC	07/01/24	CLF	16	CLP	(442,941)	—	24
Fixed Rate of -0.21% (S)	1-Day CLICP (S)	GSC	07/23/24	CLF	16	CLP	(443,649)	—	15
Fixed Rate of -0.49% (S)	1-Day CLICP (S)	MSC	08/19/24	CLF	50	CLP	(1,385,314)	—	20
Fixed Rate of -0.51% (S)	1-Day CLICP (S)	GSC	08/22/24	CLF	21	CLP	(589,584)	—	8
								—	520

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CSI 500 Net Total Return Index (A)	JPM	10/18/19	CNY	139	—	6
CSI 500 Net Total Return Index (B)	JPM	11/15/19	CNY	64	—	30
					—	36

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 102.7%
Information Technology 26.7%
Apple Inc. (a)	41	9,183
Broadcom Inc. (a)	17	4,804
Cisco Systems, Inc. (a)	126	6,245
International Business Machines Corp. (a)	23	3,330
MasterCard Incorporated - Class A (a)	24	6,491
Microsoft Corp. (a)	63	8,731
Oracle Corporation (a)	53	2,900
		41,684
Industrials 16.8%
Delta Air Lines Inc. (a)	61	3,542
Honeywell International Inc. (a)	40	6,836
Lockheed Martin Corporation (a)	17	6,748
Raytheon Co. (a)	17	3,276
Union Pacific Corp. (a)	18	2,883
United Technologies Corp. (a)	22	3,058
		26,343
Consumer Staples 12.8%
Constellation Brands, Inc. - Class A (a)	12	2,570
Costco Wholesale Corporation (a)	20	5,705
General Mills Inc. (a)	57	3,131
Mondelez International Inc. - Class A (a)	108	5,980
Philip Morris International Inc. (a)	35	2,688
		20,074
Financials 12.8%
American Express Company (a)	37	4,317
BlackRock, Inc. (a)	11	4,768
JPMorgan Chase & Co. (a)	62	7,285
The Allstate Corporation (a)	33	3,619
		19,989
Health Care 10.6%
Celgene Corp. (a) (b)	29	2,870
Medtronic Public Limited Company (a)	69	7,462
Merck & Co., Inc. (a)	45	3,797
Thermo Fisher Scientific Inc. (a)	8	2,418
		16,547
Consumer Discretionary 9.3%
Home Depot Inc. (a)	25	5,684
Ross Stores Inc. (a)	36	3,911
Whirlpool Corp. (a)	32	4,988
		14,583
Communication Services 5.9%
AT&T Inc. (a)	96	3,644
CBS Corporation - Class B (a)	56	2,277
Verizon Communications Inc. (a)	55	3,332
		9,253
Energy 4.0%
Chevron Corp. (a)	52	6,179
Materials 3.8%
Dow Holdings Inc. (a)	29	1,377
DuPont de Nemours, Inc (a)	63	4,514
		5,891
Total Common Stocks (cost $127,660)		160,543
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	2,361	2,361
Total Short Term Investments (cost $2,361)		2,361
Total Investments 104.2% (cost $130,021)		162,904
Other Derivative Instruments (4.9)%		(7,684)
Other Assets and Liabilities, Net 0.7%		1,129
Total Net Assets 100.0%		156,349

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
American Express Company	Call	125.00	01/17/20	365	(94)
Apple Inc.	Call	215.00	11/15/19	205	(294)
Apple Inc.	Call	215.00	12/20/19	205	(335)
AT&T Inc.	Call	38.00	01/17/20	963	(137)
BlackRock, Inc.	Call	440.00	01/17/20	107	(280)
Broadcom Inc.	Call	290.00	10/18/19	174	(31)
CBS Corporation	Call	45.00	12/20/19	564	(38)
Celgene Corporation	Call	92.50	10/18/19	289	(219)
Chevron Corporation	Call	120.00	11/15/19	521	(147)
Cisco Systems, Inc.	Call	49.00	10/18/19	1,264	(131)
Constellation Brands, Inc.	Call	205.00	01/17/20	124	(176)
Costco Wholesale Corporation	Call	280.00	10/18/19	198	(260)
Delta Air Lines, Inc.	Call	60.00	12/20/19	615	(105)
Dow Inc.	Call	45.00	12/20/19	289	(127)
DuPont de Nemours, Inc	Call	67.50	12/20/19	633	(389)
General Mills, Inc.	Call	55.00	01/17/20	568	(141)
Honeywell International Inc.	Call	175.00	12/20/19	200	(66)
Honeywell International Inc.	Call	170.00	12/20/19	204	(115)
International Business Machines Corporation	Call	140.00	01/17/20	229	(230)
JPMorgan Chase & Co.	Call	105.00	12/20/19	619	(843)
Lockheed Martin Corporation	Call	410.00	01/17/20	173	(140)
MasterCard Incorporated	Call	280.00	01/17/20	239	(245)
Medtronic Public Limited Company	Call	115.00	01/17/20	687	(131)
Merck & Co., Inc.	Call	87.50	01/17/20	451	(99)
Microsoft Corporation	Call	140.00	12/20/19	628	(371)
Mondelez International, Inc.	Call	55.00	12/20/19	1,081	(246)
Oracle Corporation	Call	55.00	12/20/19	527	(129)
Philip Morris International Inc.	Call	90.00	12/20/19	354	(8)
Raytheon Company	Call	185.00	01/17/20	167	(291)
Ross Stores, Inc.	Call	105.00	11/15/19	356	(238)
The Allstate Corporation	Call	105.00	01/17/20	333	(225)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
The Home Depot, Inc.	Call	225.00	01/17/20	245	(360)
Thermo Fisher Scientific Inc.	Call	310.00	12/20/19	83	(46)
Union Pacific Corporation	Call	175.00	01/17/20	178	(65)
United Technologies Corporation	Call	130.00	01/17/20	224	(248)
Verizon Communications Inc.	Call	57.50	01/17/20	552	(211)
Whirlpool Corporation	Call	150.00	12/20/19	315	(473)
					(7,684)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 91.7%
United Kingdom 19.3%
Aon PLC - Class A	28	5,476
Bunzl Public Limited Company	84	2,182
Coca-Cola European Partners PLC	66	3,685
Compass Group PLC	105	2,692
Diageo PLC	105	4,280
Informa Switzerland Limited	456	4,775
Melrose Holdings Limited	435	1,077
Relx PLC	147	3,486
Rentokil Initial PLC	459	2,638
Rio Tinto PLC	60	3,132
Weir Group PLC(The)	84	1,467
		34,890
Japan 12.8%
AEON Financial Service Co. Ltd. (a)	98	1,480
Daiwa House Industry Co. Ltd.	87	2,853
Digital Garage Inc.	29	940
Kao Corp.	35	2,569
Komatsu Ltd.	120	2,782
Makita Corp.	75	2,388
NEXON Co.,Ltd. (b)	183	2,234
Pan Pacific International Holdings Corporation	85	1,419
Suzuki Motor Corp.	62	2,633
Tokyo Electron Ltd. (a)	8	1,499
Yamaha Corp.	36	1,629
ZOZO, Inc.	27	626
		23,052
Canada 9.1%
CAE Inc.	234	5,945
National Bank of Canada (a)	74	3,677
Suncor Energy Inc.	107	3,380
Toromont Industries Ltd.	72	3,472
		16,474
France 8.9%
AtoS SE	24	1,707
Engie	211	3,440
Sanofi SA	54	5,000
Ubisoft Entertainment (b)	6	460
Vivendi SA	197	5,413
		16,020
Ireland 8.8%
Accenture Public Limited Company - Class A	28	5,409
CRH Plc	93	3,211
Medtronic Public Limited Company	45	4,919
Ryanair Holdings Plc - ADR (b)	37	2,427
		15,966
Switzerland 6.7%
ABB Ltd.	156	3,064
Alcon AG (b)	20	1,157
Julius Bar Gruppe AG	81	3,605
Novartis AG	49	4,237
		12,063
Hong Kong 4.5%
AIA Group Limited	709	6,705
Techtronic Industries Company Limited	213	1,488
		8,193
Sweden 3.7%
Assa Abloy AB - Class B	122	2,719
Hexagon Aktiebolag - Class B	42	2,029
Saab AB - Class B	68	1,957
		6,705
Netherlands 3.3%
ABN AMRO Bank N.V. - CVA (c)	133	2,353
Wolters Kluwer NV	49	3,571
		5,924
Denmark 2.9%
Carlsberg A/S - Class B	20	2,903
Genmab A/S (b)	12	2,370
		5,273
Finland 2.9%
Sampo Oyj - Class A	130	5,164
Germany 2.5%
Beiersdorf AG	27	3,136
TeamViewer AG (b)	50	1,351
		4,487
Singapore 1.9%
DBS Group Holdings Ltd.	194	3,512
Israel 1.7%
Bank Leumi Le-Israel BM	189	1,344
Israel Discount Bank Ltd. - Class A	402	1,768
		3,112
Norway 1.7%
Equinor ASA	161	3,052
Italy 1.0%
Banca Mediolanum SpA	232	1,740
Total Common Stocks (cost $160,495)		165,627
PREFERRED STOCKS 2.7%
Germany 2.7%
Volkswagen AG (d)	29	4,942
Total Preferred Stocks (cost $5,110)		4,942
SHORT TERM INVESTMENTS 6.8%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 1.86% (e) (f)	8,854	8,854
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	3,454	3,454
Total Short Term Investments (cost $12,308)		12,308
Total Investments 101.2% (cost $177,913)		182,877
Other Assets and Liabilities, Net (1.2)%		(2,255)
Total Net Assets 100.0%		180,622

(a) All or a portion of the security was on loan as of September 30, 2019.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $2,353 and 1.3% of the Fund.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ILS/USD	SSB	10/03/19	ILS	85	24	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 99.5%
Financials 31.3%
American International Group, Inc.	146	8,115
Ameriprise Financial, Inc.	13	1,925
Assurant, Inc.	36	4,515
Bank of America Corporation	292	8,504
Berkshire Hathaway Inc. - Class B (a)	77	15,989
Capital One Financial Corporation	25	2,253
Chubb Limited	22	3,591
Citigroup Inc.	179	12,342
JPMorgan Chase & Co.	139	16,374
LPL Financial Holdings Inc.	21	1,722
Morgan Stanley	125	5,336
Raymond James Financial Inc.	20	1,609
The Goldman Sachs Group, Inc.	46	9,465
The Hartford Financial Services Group, Inc.	60	3,619
U.S. Bancorp	122	6,734
Voya Financial Inc.	105	5,713
Wells Fargo & Co.	60	3,032
Willis Towers Watson Public Limited Company	12	2,393
		113,231
Materials 10.3%
CF Industries Holdings Inc.	179	8,801
Dow Holdings Inc.	37	1,783
DuPont de Nemours, Inc	25	1,791
Freeport-McMoRan Inc. - Class B	178	1,704
Martin Marietta Materials Inc.	31	8,506
MOS Holdings Inc.	152	3,124
Newmont Goldcorp Corporation (b)	95	3,611
Vulcan Materials Co.	53	7,995
		37,315
Information Technology 10.2%
Applied Materials, Inc.	71	3,520
Broadcom Inc.	11	2,900
Cisco Systems, Inc.	147	7,256
Corning Inc.	187	5,330
International Business Machines Corp.	34	4,994
Microchip Technology Incorporated (c)	29	2,703
Qualcomm Incorporated	60	4,564
Texas Instruments Incorporated	23	2,979
Western Digital Corp.	45	2,709
		36,955
Energy 10.1%
Apergy Corporation (a)	71	1,924
Hess Corporation	128	7,747
Marathon Petroleum Corporation	159	9,661
Occidental Petroleum Corporation	88	3,924
Phillips 66	57	5,831
Pioneer Natural Resources Co.	19	2,399
Valero Energy Corporation	59	4,997
		36,483
Health Care 10.0%
Anthem, Inc.	12	2,981
Becton, Dickinson and Company	17	4,360
CVS Health Corporation	37	2,353
Humana Inc.	7	1,746
Medtronic Public Limited Company	108	11,782
Merck & Co., Inc.	85	7,179
Pfizer Inc.	161	5,768
		36,169
Industrials 8.3%
Delta Air Lines Inc.	67	3,888
Honeywell International Inc.	41	6,857
L3Harris Technologies, Inc.	22	4,667
Northrop Grumman Systems Corp.	5	1,745
Quanta Services, Inc.	77	2,908
Union Pacific Corp.	15	2,401
United Technologies Corp.	54	7,346
		29,812
Communication Services 5.9%
AT&T Inc.	349	13,212
Comcast Corporation - Class A	64	2,883
Omnicom Group Inc.	65	5,105
		21,200
Consumer Staples 4.7%
Archer-Daniels-Midland Company	65	2,686
Colgate-Palmolive Co.	61	4,520
ConAgra Brands Inc. (c)	181	5,552
PepsiCo Inc.	31	4,267
		17,025
Utilities 3.7%
Clearway Energy, Inc. - Class C	241	4,400
Edison International	71	5,381
PPL Corporation	118	3,710
		13,491
Consumer Discretionary 3.4%
General Motors Company	103	3,844
Lennar Corp. - Class A	86	4,807
Target Corporation	33	3,507
		12,158
Real Estate 1.6%
Lamar Advertising Co. - Class A	36	2,975
OUTFRONT Media Inc.	100	2,787
		5,762
Total Common Stocks (cost $335,253)		359,601
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	791	791
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (d) (e)	10	10
Total Short Term Investments (cost $801)		801
Total Investments 99.7% (cost $336,054)		360,402
Other Assets and Liabilities, Net 0.3%		1,182
Total Net Assets 100.0%		361,584

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund (a)
CORPORATE BONDS AND NOTES 63.4%
Financials 35.5%
AIG Global Funding
2.80%, (3M USD LIBOR + 0.48%), 07/02/20 (b) (c)	185	185
American Express Company
2.65%, (3M USD LIBOR + 0.53%), 05/17/21 (b)	2,150	2,156
American Honda Finance Corporation
2.58%, (3M USD LIBOR + 0.28%), 10/19/20 (b)	1,630	1,632
Bank of America Corporation
2.76%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	1,650	1,654
Bayer US Finance II LLC
2.74%, (3M USD LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,931
BMW US Capital, LLC
2.55%, (3M USD LIBOR + 0.37%), 08/14/20 (b) (c)	1,370	1,371
Capital One Financial Corporation
3.05%, (3M USD LIBOR + 0.95%), 03/09/22 (b)	2,130	2,145
Caterpillar Financial Services Corporation
2.38%, (3M USD LIBOR + 0.28%), 09/07/21 (b)	2,280	2,279
Citigroup Inc.
3.24%, (3M USD LIBOR + 0.96%), 04/25/22 (b)	2,540	2,567
Harley-Davidson Financial Services, Inc.
2.65%, (3M USD LIBOR + 0.50%), 05/21/20 (b) (c)	1,350	1,351
HSBC Holdings PLC
2.72%, (3M USD LIBOR + 0.60%), 05/18/21 (b)	1,895	1,897
John Deere Capital Corporation
2.50%, (3M USD LIBOR + 0.40%), 06/07/21 (b)	575	576
JPMorgan Chase & Co.
2.65%, (3M USD LIBOR + 0.55%), 03/09/21 (b)	1,130	1,131
2.76%, (3M USD LIBOR + 0.61%), 06/18/22 (b)	710	714
Marsh & Mclennan Companies, Inc.
3.30%, (3M USD LIBOR + 1.20%), 12/29/21 (b)	1,060	1,061
Morgan Stanley
3.46%, (3M USD LIBOR + 1.18%), 01/20/22 (b)	2,525	2,567
New York Life Global Funding
2.78%, (3M USD LIBOR + 0.44%), 07/12/22 (b) (c)	1,360	1,359
PNC Bank, National Association
2.71%, (3M USD LIBOR + 0.45%), 07/22/22 (b)	1,565	1,564
Santander UK PLC
2.76%, (3M USD LIBOR + 0.62%), 06/01/21 (b)	1,185	1,186
The Goldman Sachs Group, Inc.
3.38%, (3M USD LIBOR + 1.11%), 04/26/22 (b)	2,585	2,607
The Toronto-Dominion Bank
2.57%, (3M USD LIBOR + 0.43%), 06/11/21 (b)	1,020	1,024
U.S. Bank National Association
2.59%, (3M USD LIBOR + 0.32%), 04/26/21 (b)	1,375	1,375
Wells Fargo & Company
3.11%, (3M USD LIBOR + 0.93%), 02/11/22 (b)	2,425	2,439
Westpac Banking Corporation
2.97%, (3M USD LIBOR + 0.85%), 08/19/21 (b)	2,380	2,403
		39,174
Communication Services 6.6%
AT&T Inc.
3.25%, (3M USD LIBOR + 0.95%), 07/15/21 (b)	2,435	2,456
Comcast Corporation
2.76%, (3M USD LIBOR + 0.44%), 10/01/21 (b)	1,570	1,574
NBCUniversal Enterprise, Inc.
2.72%, (3M USD LIBOR + 0.40%), 04/01/21 (b) (c)	775	777
Verizon Communications Inc.
3.12%, (3M USD LIBOR + 1.00%), 03/16/22 (b)	2,400	2,435
		7,242
Energy 5.0%
BP Capital Markets P.L.C.
2.38%, (3M USD LIBOR + 0.25%), 11/24/20 (b)	1,120	1,121
2.99%, 09/16/21	375	379
Enterprise Products Operating LLC
5.25%, 01/31/20	965	975
MPLX LP
3.00%, (3M USD LIBOR + 0.90%), 09/09/21 (b)	1,515	1,524
Occidental Petroleum Corporation
3.44%, 08/13/21	1,520	1,529
		5,528
Health Care 4.5%
Bristol-Myers Squibb Company
2.55%, (3M USD LIBOR + 0.38%), 05/16/22 (b) (c)	825	825
Cigna Holding Company
2.79%, 09/17/21	1,490	1,493
CVS Health Corporation
2.82%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	1,900	1,910
GlaxoSmithKline Capital PLC
2.53%, (3M USD LIBOR + 0.35%), 05/14/21 (b)	785	786
		5,014
Utilities 4.1%
Duke Energy Progress, LLC
2.28%, (3M USD LIBOR + 0.18%), 09/08/20 (b)	1,000	1,000
Florida Power & Light Company
2.64%, (3M USD LIBOR + 0.40%), 05/06/22 (b)	1,515	1,515
Sempra Energy
2.80%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	2,040	2,037
		4,552
Industrials 2.6%
Honeywell International Inc.
2.56%, (3M USD LIBOR + 0.37%), 08/08/22 (b)	860	864
United Technologies Corporation
2.60%, 11/01/19	640	640
2.82%, (3M USD LIBOR + 0.65%), 08/16/21 (b)	1,330	1,336
		2,840
Consumer Staples 2.4%
BAT Capital Corp.
2.77%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	1,505	1,507
Diageo Capital PLC
2.36%, (3M USD LIBOR + 0.24%), 05/18/20 (b)	1,150	1,151
		2,658
Information Technology 2.0%
International Business Machines Corporation
2.58%, (3M USD LIBOR + 0.40%), 05/13/21 (b)	2,160	2,168
Consumer Discretionary 0.7%
Daimler Finance North America LLC
3.06%, 02/15/22 (c)	765	769
Total Corporate Bonds And Notes (cost $69,825)		69,945
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.3%
BMW Vehicle Lease Trust
Series 2019-A2-1, 2.79%, 08/20/20	1,790	1,794
CARDS II Trust
Series 2019-A-1A, 2.42%, (1M USD LIBOR + 0.39%), 05/17/21 (b) (c)	630	629
Chase Issuance Trust
Series 2018-A1-A1, 2.23%, (1M USD LIBOR + 0.20%), 04/15/21 (b)	1,400	1,401
Evergreen Credit Card Trust
Series 2019-A-1, 2.51%, (1M USD LIBOR + 0.48%), 01/15/21 (b) (c)	1,500	1,505
Fifth Third Auto Trust
Series 2019-A2B-1, 2.26%, (1M USD LIBOR + 0.17%), 01/15/21 (b)	490	490
Ford Credit Auto Lease Trust
Series 2017-A3-A, 1.67%, 01/15/20	640	639
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	482	484
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 2.29%, (1M USD LIBOR + 0.26%), 02/15/21 (b)	750	750
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 2.22%, (1M USD LIBOR + 0.18%), 09/20/20 (b)	510	510
Series 2019-A2B-3, 2.31%, 12/20/20	1,350	1,350
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	60	60
Series 2018-A2A-2, 2.55%, 05/17/21	447	448

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Mercedes-Benz Auto Lease Trust
Series 2019-A2-A, 3.01%, 02/16/21	2,132	2,137
Navient Student Loan Trust
Series 2018-A1-3A, 2.29%, (1M USD LIBOR + 0.27%), 06/25/20 (b) (c)	398	398
Toyota Auto Receivables Owner Trust
Series 2018-A2A-C, 2.77%, 05/15/20	986	989
USAA Auto Owner Trust
Series 2019-A2-1, REMIC, 2.26%, 01/15/21	400	400
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (c)	915	915
Series 2019-A1B-A, 2.37%, (1M USD LIBOR + 0.33%), 04/20/22 (b)	1,000	999
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	907	911
Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,779)		16,809
SHORT TERM INVESTMENTS 14.4%
Investment Companies 14.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	15,861	15,861
Total Short Term Investments (cost $15,861)		15,861
Total Investments 93.1% (cost $102,465)		102,615
Other Derivative Instruments (0.9)%		(1,008)
Other Assets and Liabilities, Net 7.8%		8,644
Total Net Assets 100.0%		110,251

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $12,015 and 10.9% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	48	November 2019	2,129	(65)	(63)
Brent Crude	122	November 2019	7,173	(209)	(38)
Cattle Feeder	38	October 2019	2,630	(36)	76
Cocoa	70	December 2019	1,672	(34)	38
Coffee "C"	25	December 2019	970	2	(22)
Copper	68	December 2019	4,587	(32)	(204)
Corn	397	December 2019	8,437	328	(735)
Cotton No. 2	52	December 2019	1,753	(2)	(172)
Crude Oil, WTI	117	December 2019	6,866	(212)	(550)
Gasoline, RBOB	106	November 2019	7,236	(178)	(262)
Gold, 100 Oz.	69	December 2019	9,709	(231)	454
KC HRW Wheat	150	December 2019	3,380	56	(268)
Lead	88	November 2019	4,554	150	151
Lean Hogs	63	December 2019	1,618	69	211
Live Cattle	63	January 2020	2,611	(7)	169
Low Sulfur Gasoil	77	November 2019	4,422	(87)	94
Natural Gas	89	November 2019	2,027	(66)	47
New York Harbor ULSD	93	November 2019	7,541	(151)	(130)
Nickel	35	November 2019	3,355	279	238
Platinum	127	January 2020	6,148	(298)	(502)
Silver	57	December 2019	4,181	(186)	663
Soybean	61	November 2019	2,710	70	54
Soybean Meal	139	December 2019	4,400	82	(216)
Soybean Oil	113	December 2019	1,917	16	55
Sugar No. 11	79	May 2020	1,059	3	60
Wheat	133	December 2019	3,338	57	(42)
Zinc	71	November 2019	4,084	197	196
				(485)	(698)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 27.0%
U.S. Government Agency Obligations 27.0%
Federal Farm Credit Banks Funding Corporation
1.30%, 11/07/19 (a)	3,000	2,997
Federal Home Loan Mortgage Corporation
1.25%, 10/02/19 (a)	8,500	8,500
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 10/09/19 (a) (b)	8,000	7,996
Total Government And Agency Obligations (cost $19,492)		19,493
SHORT TERM INVESTMENTS 70.6%
U.S. Treasury Bill 48.8%
Treasury, United States Department of
2.04%, 10/01/19 (c)	7,000	7,000
1.94%, 10/15/19 (c)	3,000	2,998
1.98%, 10/29/19 (c)	20,000	19,969
1.91%, 11/19/19 (c)	5,250	5,236
		35,203
Discount Notes 18.0%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.98%, 10/28/19 (a) (c)	5,000	4,992
Federal Home Loan Banks Office of Finance
2.01%, 10/01/19 (a) (c)	2,000	2,000
1.97%, 11/07/19 (a) (c)	6,000	5,988
		12,980
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (d) (e)	2,741	2,741
Total Short Term Investments (cost $50,926)		50,924
Total Investments 97.6% (cost $70,418)		70,417
Other Derivative Instruments (1.3)%		(972)
Other Assets and Liabilities, Net 3.7%		2,672
Total Net Assets 100.0%		72,117

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/17/19	AUD	31,134	21,027	(506)
AUD/USD	CIT	10/17/19	AUD	2,149	1,451	5
AUD/USD	GSC	10/17/19	AUD	61,092	41,258	(1,380)
AUD/USD	SCB	10/17/19	AUD	1,007	680	(22)
AUD/USD	SGB	10/17/19	AUD	20,960	14,155	(391)
BRL/USD	GSC	10/17/19	BRL	27,551	6,623	(185)
BRL/USD	SSB	10/17/19	BRL	25,064	6,025	(502)
CAD/USD	CIT	10/17/19	CAD	28,507	21,523	(222)
CAD/USD	CIT	10/17/19	CAD	3,982	3,006	2
CAD/USD	GSC	10/17/19	CAD	3,006	2,269	(14)
CAD/USD	JPM	10/17/19	CAD	3,695	2,790	(29)
CAD/USD	SCB	10/17/19	CAD	2,074	1,566	(23)
CAD/USD	SGB	10/17/19	CAD	109,785	82,887	(970)
CAD/USD	SSB	10/17/19	CAD	39,999	30,199	(332)
CHF/USD	CIT	10/17/19	CHF	22,241	22,319	(314)
CHF/USD	GSC	10/17/19	CHF	16,620	16,675	(275)
CHF/USD	JPM	10/17/19	CHF	1,606	1,611	(22)
CHF/USD	SCB	10/17/19	CHF	6,476	6,498	(106)
CHF/USD	SSB	10/17/19	CHF	86,341	86,634	(1,195)
CLP/USD	GSC	10/17/19	CLP	1,318,479	1,809	(115)
CZK/USD	CIT	10/17/19	CZK	45,560	1,926	(80)
CZK/USD	GSC	10/17/19	CZK	34,016	1,438	(21)
CZK/USD	SSB	10/17/19	CZK	51,112	2,160	(6)
EUR/USD	CIT	10/17/19	EUR	9,576	10,450	(276)
EUR/USD	GSC	10/17/19	EUR	33,474	36,531	(1,316)
EUR/USD	JPM	10/17/19	EUR	36,719	40,072	(1,428)
EUR/USD	RBC	10/17/19	EUR	6,650	7,257	(293)
EUR/USD	SCB	10/17/19	EUR	9,084	9,913	(343)
EUR/USD	SGB	10/17/19	EUR	119	130	(5)
EUR/USD	SSB	10/17/19	EUR	13,458	14,687	(487)
GBP/USD	CIT	10/17/19	GBP	1,189	1,462	(7)
GBP/USD	GSC	10/17/19	GBP	12,635	15,546	(311)
GBP/USD	JPM	10/17/19	GBP	26,012	32,004	(578)
GBP/USD	RBC	10/17/19	GBP	29,936	36,832	(845)
GBP/USD	SGB	10/17/19	GBP	6,056	7,451	(136)
GBP/USD	SSB	10/17/19	GBP	9,467	11,648	(225)
HUF/USD	GSC	10/17/19	HUF	1,137,570	3,706	(107)
JPY/USD	CIT	10/17/19	JPY	820,743	7,600	(79)
JPY/USD	CIT	10/17/19	JPY	638,105	5,908	8
JPY/USD	GSC	10/17/19	JPY	627,324	5,808	(17)
JPY/USD	RBC	10/17/19	JPY	2,550,191	23,612	(151)
JPY/USD	SCB	10/17/19	JPY	1,373,787	12,720	(26)
JPY/USD	SCB	10/17/19	JPY	275,467	2,550	—
JPY/USD	SSB	10/17/19	JPY	3,196,381	29,595	32
MXN/USD	CIT	10/17/19	MXN	28,216	1,426	(16)
MXN/USD	GSC	10/17/19	MXN	53,197	2,688	(31)
MXN/USD	GSC	10/17/19	MXN	57,737	2,918	40
MXN/USD	RBC	10/17/19	MXN	15,226	769	(14)
MXN/USD	SSB	10/17/19	MXN	138,898	7,019	(109)
NOK/USD	CIT	10/17/19	NOK	306,203	33,668	(1,545)
NOK/USD	GSC	10/17/19	NOK	16,672	1,833	(10)
NOK/USD	JPM	10/17/19	NOK	10,133	1,114	(61)
NOK/USD	RBC	10/17/19	NOK	125,152	13,760	(909)
NOK/USD	SGB	10/17/19	NOK	203,049	22,325	(1,231)
NOK/USD	SSB	10/17/19	NOK	95,318	10,480	(529)
NOK/USD	SSB	10/17/19	NOK	2,682	295	—
NZD/USD	CIT	10/17/19	NZD	59,352	37,181	(1,871)
NZD/USD	GSC	10/17/19	NZD	50,721	31,773	(1,917)
NZD/USD	RBC	10/17/19	NZD	17,223	10,789	(718)
NZD/USD	SSB	10/17/19	NZD	33,142	20,761	(951)
PLN/USD	CIT	10/17/19	PLN	9,449	2,357	(130)
PLN/USD	GSC	10/17/19	PLN	5,843	1,457	(35)
SEK/USD	GSC	10/17/19	SEK	50,576	5,144	(157)
SEK/USD	JPM	10/17/19	SEK	68,361	6,952	(310)
SEK/USD	RBC	10/17/19	SEK	363,074	36,922	(2,015)
SEK/USD	SCB	10/17/19	SEK	50,957	5,182	(265)
SEK/USD	SSB	10/17/19	SEK	317,184	32,256	(1,361)
TRY/USD	GSC	10/17/19	TRY	8,365	1,473	25
TRY/USD	SSB	10/17/19	TRY	4,069	717	3
USD/AUD	CIT	10/17/19	AUD	(21,106)	(14,255)	361
USD/AUD	GSC	10/17/19	AUD	(2,128)	(1,437)	(1)
USD/AUD	GSC	10/17/19	AUD	(6,451)	(4,356)	24
USD/AUD	JPM	10/17/19	AUD	(14,200)	(9,590)	266
USD/AUD	RBC	10/17/19	AUD	(19,900)	(13,440)	483
USD/AUD	SCB	10/17/19	AUD	(9,460)	(6,388)	201
USD/AUD	SSB	10/17/19	AUD	(45,440)	(30,688)	824
USD/BRL	CIT	10/17/19	BRL	(7,372)	(1,772)	170
USD/BRL	GSC	10/17/19	BRL	(11,950)	(2,873)	241
USD/CAD	CIT	10/17/19	CAD	(2,013)	(1,519)	(3)
USD/CAD	CIT	10/17/19	CAD	(10,334)	(7,802)	59
USD/CAD	GSC	10/17/19	CAD	(2,030)	(1,533)	(5)
USD/CAD	GSC	10/17/19	CAD	(81,393)	(61,452)	713
USD/CAD	JPM	10/17/19	CAD	(18,339)	(13,846)	146
USD/CAD	RBC	10/17/19	CAD	(56,831)	(42,907)	704

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	SCB	10/17/19	CAD	(4,658)	(3,517)	51
USD/CAD	SSB	10/17/19	CAD	(33,359)	(25,186)	277
USD/CHF	CIT	10/17/19	CHF	(10,688)	(10,724)	190
USD/CHF	JPM	10/17/19	CHF	(2,712)	(2,721)	37
USD/CHF	RBC	10/17/19	CHF	(40,104)	(40,240)	790
USD/CHF	SCB	10/17/19	CHF	(7,140)	(7,164)	112
USD/CHF	SGB	10/17/19	CHF	(69,273)	(69,508)	872
USD/CHF	SSB	10/17/19	CHF	(19,509)	(19,575)	271
USD/CLP	CIT	10/17/19	CLP	(303,615)	(417)	26
USD/CLP	GSC	10/17/19	CLP	(1,014,855)	(1,392)	49
USD/CZK	GSC	10/17/19	CZK	(45,563)	(1,926)	78
USD/EUR	CIT	10/17/19	EUR	(23,436)	(25,576)	746
USD/EUR	GSC	10/17/19	EUR	(4,679)	(5,106)	129
USD/EUR	RBC	10/17/19	EUR	(128)	(139)	6
USD/EUR	SSB	10/17/19	EUR	(91,952)	(100,348)	3,623
USD/GBP	CIT	10/17/19	GBP	(1,200)	(1,476)	(5)
USD/GBP	CIT	10/17/19	GBP	(12,850)	(15,810)	277
USD/GBP	GSC	10/17/19	GBP	(2,168)	(2,668)	(19)
USD/GBP	GSC	10/17/19	GBP	(21,212)	(26,099)	478
USD/GBP	SCB	10/17/19	GBP	(6,400)	(7,874)	172
USD/GBP	SSB	10/17/19	GBP	(40,308)	(49,594)	960
USD/HUF	CIT	10/17/19	HUF	(699,054)	(2,278)	143
USD/HUF	GSC	10/17/19	HUF	(438,623)	(1,429)	48
USD/HUF	SSB	10/17/19	HUF	(220,279)	(718)	2
USD/JPY	CIT	10/17/19	JPY	(530,173)	(4,909)	(6)
USD/JPY	CIT	10/17/19	JPY	(692,530)	(6,412)	105
USD/JPY	GSC	10/17/19	JPY	(736,009)	(6,815)	42
USD/JPY	JPM	10/17/19	JPY	(1,331,522)	(12,328)	(17)
USD/JPY	RBC	10/17/19	JPY	(1,255,226)	(11,622)	74
USD/JPY	SCB	10/17/19	JPY	(609,196)	(5,640)	11
USD/JPY	SGB	10/17/19	JPY	(1,428,258)	(13,224)	(24)
USD/JPY	SSB	10/17/19	JPY	(1,480,573)	(13,708)	(15)
USD/JPY	SSB	10/17/19	JPY	(74,743)	(692)	4
USD/KRW	SSB	10/17/19	KRW	(865,791)	(724)	(3)
USD/MXN	CIT	10/17/19	MXN	(264,273)	(13,355)	201
USD/MXN	GSC	10/17/19	MXN	(30,164)	(1,524)	(4)
USD/MXN	GSC	10/17/19	MXN	(85,796)	(4,336)	55
USD/MXN	SSB	10/17/19	MXN	(28,754)	(1,453)	(19)
USD/NOK	CIT	10/17/19	NOK	(28,678)	(3,153)	200
USD/NOK	GSC	10/17/19	NOK	(191,748)	(21,083)	1,294
USD/NOK	JPM	10/17/19	NOK	(124,876)	(13,730)	747
USD/NOK	SCB	10/17/19	NOK	(77,408)	(8,511)	462
USD/NOK	SSB	10/17/19	NOK	(63,374)	(6,968)	167
USD/NZD	CIT	10/17/19	NZD	(8,000)	(5,011)	236
USD/NZD	GSC	10/17/19	NZD	(13,313)	(8,339)	470
USD/NZD	JPM	10/17/19	NZD	(9,482)	(5,940)	329
USD/NZD	RBC	10/17/19	NZD	(14,527)	(9,100)	606
USD/NZD	SCB	10/17/19	NZD	(27,295)	(17,099)	956
USD/NZD	SGB	10/17/19	NZD	(76,556)	(47,957)	2,654
USD/NZD	SSB	10/17/19	NZD	(17,853)	(11,184)	632
USD/PLN	GSC	10/17/19	PLN	(15,292)	(3,814)	102
USD/SEK	CIT	10/17/19	SEK	(254,896)	(25,921)	988
USD/SEK	GSC	10/17/19	SEK	(351,153)	(35,711)	1,842
USD/SEK	JPM	10/17/19	SEK	(3,532)	(359)	16
USD/SEK	SGB	10/17/19	SEK	(144,121)	(14,656)	686
USD/SEK	SSB	10/17/19	SEK	(61,600)	(6,265)	222
USD/ZAR	SSB	10/17/19	ZAR	(10,278)	(677)	7
ZAR/USD	CIT	10/17/19	ZAR	21,152	1,394	(78)
ZAR/USD	GSC	10/17/19	ZAR	7	—	—
					7,101	(972)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
CORPORATE BONDS AND NOTES 92.0%
Information Technology 31.3%
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (b)	4,000	4,077
Alteryx, Inc.
0.50%, 08/01/24 (a) (b) (c)	3,080	2,989
Coupa Software Incorporated
0.13%, 06/15/25 (a) (b) (c)	1,960	2,147
Cree, Inc.
0.88%, 09/01/23 (a) (c)	3,420	3,745
CSG Systems International, Inc.
4.25%, 03/15/36 (a) (c)	3,000	3,413
DocuSign, Inc.
0.50%, 09/15/23 (a) (b)	2,900	3,253
Envestnet, Inc.
1.75%, 06/01/23 (a) (c)	2,160	2,331
LivePerson, Inc.
0.75%, 03/01/24 (a) (b)	1,200	1,406
Lumentum Holdings Inc.
0.25%, 03/15/24 (a) (c)	2,100	2,443
Microchip Technology Incorporated
1.63%, 02/15/27 (a) (c)	2,160	2,786
Okta, Inc.
0.13%, 09/01/25 (a) (b)	2,400	2,193
On Semiconductor Corporation
1.63%, 10/15/23 (a)	2,355	2,838
Proofpoint, Inc.
0.25%, 08/15/24 (a) (b)	2,200	2,387
Splunk Inc.
0.50%, 09/15/23 (a) (b)	4,285	4,590
Square, Inc.
0.50%, 05/15/23 (a)	3,365	3,736
Viavi Solutions Inc.
1.00%, 03/01/24 (a)	2,060	2,538
		46,872
Communication Services 18.4%
Dish Network Corporation
3.38%, 08/15/26 (a) (c)	3,750	3,432
GCI Liberty, Inc.
1.75%, 09/30/46 (a) (b) (c)	2,740	3,355
Iac Financeco, Inc.
0.88%, 06/15/26 (a) (b) (c)	2,160	2,244
Liberty Media Corporation
1.38%, 10/15/23 (a)	3,935	4,722
2.25%, 12/01/48 (a) (b) (c)	1,925	2,199
Snap Inc.
0.75%, 08/01/26 (a) (b)	3,740	3,856
Twitter, Inc.
0.25%, 06/15/24 (a)	3,900	4,146
Vonage Holdings Corp.
1.75%, 06/01/24 (a) (b)	1,725	1,788
Zillow Group, Inc.
1.38%, 09/01/26 (a) (b)	2,000	1,886
		27,628
Health Care 15.2%
Exact Sciences Corporation
0.38%, 03/15/27 (a)	3,000	3,246
Horizon Pharma Investment Limited
2.50%, 03/15/22 (a) (c)	1,935	2,253
Illumina, Inc.
0.50%, 06/15/21 (a) (c)	1,750	2,328
Insulet Corporation
0.38%, 09/01/26 (a) (b)	1,885	1,909
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (a)	1,100	1,509
Repligen Corporation
0.38%, 07/15/24 (a)	2,825	2,822
Sarepta Therapeutics, Inc.
1.50%, 11/15/24 (a)	1,000	1,317
Teladoc Health, Inc.
1.38%, 05/15/25 (a)	1,880	2,802
The Medicines Company
2.50%, 01/15/22 (a)	3,000	4,526
		22,712
Financials 11.1%
Ares Capital Corporation
4.63%, 03/01/24 (a)	2,360	2,498
MGIC Investment Corporation
9.00%, 04/01/63 (a) (b)	2,250	2,999
Palo Alto Networks, Inc.
0.75%, 07/01/23 (a)	3,840	4,056
The PRA Group, Inc.
3.50%, 06/01/23 (a)	3,200	3,228
Wix.Com Ltd.
0.00%, 07/01/23 (a) (d)	1,735	1,933
Workiva Inc.
1.13%, 08/15/26 (a) (b)	2,155	1,986
		16,700
Industrials 7.7%
Chart Industries, Inc.
1.00%, 11/15/24 (a) (b)	2,000	2,520
Dycom Industries, Inc.
0.75%, 09/15/21 (a) (c)	2,360	2,259
Meritor, Inc.
3.25%, 10/15/37 (a) (c)	3,975	3,885
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (a) (c)	3,030	2,893
		11,557
Consumer Discretionary 5.2%
Chegg, Inc.
0.13%, 03/15/25 (a) (b) (c)	3,945	3,614
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (a) (c)	4,100	4,104
		7,718
Energy 2.1%
Golar LNG Limited
2.75%, 02/15/22 (a) (c)	3,500	3,062
Real Estate 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
4.13%, 09/01/22 (a) (c)	1,385	1,552
Total Corporate Bonds And Notes (cost $134,479)		137,801
PREFERRED STOCKS 4.8%
Health Care 2.2%
Danaher Corporation, 4.75%, 04/15/22 (a)	3	3,352
Real Estate 1.5%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (a)	2	2,253
Information Technology 1.1%
Broadcom Inc., 8.00%, 09/30/22 (a) (e)	2	1,569
Total Preferred Stocks (cost $6,516)		7,174
SHORT TERM INVESTMENTS 9.0%
Investment Companies 9.0%
JNL Government Money Market Fund - Institutional Class, 1.86% (f) (g)	13,518	13,518
Total Short Term Investments (cost $13,518)		13,518
Total Investments 105.8% (cost $154,513)		158,493
Total Securities Sold Short (35.5)% (proceeds $51,854)		(53,177)
Other Assets and Liabilities, Net 29.7%		44,558
Total Net Assets 100.0%		149,874

(a) Convertible security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $51,398 and 34.3% of the Fund.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Non-income producing security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (35.5%)
COMMON STOCKS (35.5%)
Information Technology (14.6%)
Akamai Technologies, Inc.	(19)	(1,782)
Alteryx, Inc. - Class A	(6)	(655)
Broadcom Inc.	(4)	(1,035)
Coupa Software Incorporated	(7)	(955)
Cree, Inc.	(28)	(1,382)
CSG Systems International, Inc.	(18)	(946)
DocuSign, Inc.	(20)	(1,238)
Envestnet, Inc.	(14)	(811)
LivePerson, Inc.	(20)	(728)
Lumentum Holdings Inc.	(21)	(1,114)
Microchip Technology Incorporated	(24)	(2,193)
Okta, Inc. - Class A	(6)	(581)
On Semiconductor Corporation	(59)	(1,133)
Palo Alto Networks, Inc.	(6)	(1,182)
Proofpoint, Inc.	(6)	(736)
Splunk Inc.	(12)	(1,362)
Square, Inc. - Class A	(24)	(1,467)
Viavi Solutions Inc.	(93)	(1,309)
Wix.Com Ltd.	(7)	(782)
Workiva Inc. - Class A	(11)	(478)
		(21,869)
Health Care (8.8%)
Danaher Corporation	(14)	(2,017)
Exact Sciences Corporation	(17)	(1,581)
Horizon Therapeutics Public Limited Company	(24)	(644)
Illumina, Inc.	(5)	(1,430)
Insulet Corporation	(4)	(684)
Medicines Co.	(63)	(3,150)
Neurocrine Biosciences, Inc.	(8)	(718)
Repligen Corporation	(12)	(920)
Sarepta Therapeutics, Inc.	(11)	(829)
Teladoc Health, Inc.	(19)	(1,262)
		(13,235)
Communication Services (7.2%)
Charter Communications, Inc. - Class A	(5)	(1,937)
Dish Network Corporation - Class A	(29)	(981)
IAC/InterActiveCorp	(4)	(894)
Live Nation Inc.	(16)	(1,061)
Sirius XM Holdings Inc.	(342)	(2,139)
Snap Inc. - Class A	(71)	(1,127)
Twitter, Inc.	(31)	(1,265)
Vonage Holdings Corp.	(52)	(583)
Zillow Group, Inc. - Class C	(29)	(877)
		(10,864)
Real Estate (1.4%)
Crown Castle International Corp.	(10)	(1,376)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(23)	(666)
		(2,042)
Industrials (1.4%)
Chart Industries, Inc.	(19)	(1,185)
Dycom Industries, Inc.	(3)	(135)
Greenbrier Cos. Inc.	(13)	(392)
Meritor, Inc.	(18)	(329)
		(2,041)
Consumer Discretionary (1.1%)
Chegg, Inc.	(39)	(1,180)
Marriott Vacations Worldwide Corporation	(4)	(430)
		(1,610)
Financials (0.8%)
Ares Capital Corporation	(5)	(93)
The PRA Group, Inc.	(32)	(1,098)
		(1,191)
Energy (0.2%)
Golar LNG Limited	(25)	(325)
Total Common Stocks (proceeds $51,854)		(53,177)
Total Securities Sold Short (35.5%) (proceeds $51,854)		(53,177)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 85.0%
Financials 38.7%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	409
4.45%, 04/03/26	600	640
3.65%, 07/21/27	1,900	1,935
AerCap Ireland Limited
4.25%, 07/01/20	500	508
4.50%, 05/15/21	450	466
3.95%, 02/01/22	400	414
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,285
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	623
Ally Financial Inc.
3.88%, 05/21/24	100	103
8.00%, 11/01/31	500	691
Altice Financing S.A.
6.63%, 02/15/23 (a)	300	308
Ambac LSNI, LLC
7.10%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (b)	534	540
Amcor Finance (USA), Inc.
3.63%, 04/28/26 (c) (d)	400	411
American Express Company
2.75%, 05/20/22	400	406
American Financial Group, Inc.
3.50%, 08/15/26	900	925
American International Group, Inc.
5.75%, 04/01/48	100	107
4.38%, 01/15/55	400	427
Axis Bank Limited
3.25%, 05/21/20 (a)	500	501
Axis Bank Limited Singapore Branch
3.25%, 05/21/20 (d)	200	200
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	746
Azul Investments LLP
5.88%, 10/26/24 (a)	100	100
B.A.T. International Finance P.L.C.
2.75%, 06/15/20 (a)	200	201
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (d) (e)	600	691
6.75%, (callable at 100 beginning 02/18/20), EUR (d) (e)	800	888
Banco General, S.A.
4.13%, 08/07/27 (a)	200	209
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (e)	1,000	1,000
Banco Santander, S.A.
3.31%, 06/27/29	600	619
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (e)	1,600	1,654
3.56%, 04/23/27	500	528
3.82%, 01/20/28 (b)	5,000	5,369
3.42%, 12/20/28	631	658
4.27%, 07/23/29	900	1,000
Barclays Bank PLC
7.63%, 11/21/22	2,400	2,650
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (e)	900	1,171
7.75%, (callable at 100 beginning 09/15/23) (e) (f)	1,100	1,144
3.55%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	2,200	2,178
4.34%, 05/16/24 (b) (f)	200	209
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	522
4.25%, 12/15/25 (a)	300	320
BBVA Bancomer, S.A.
5.13%, 01/18/33 (d) (g)	600	572
5.88%, 09/13/34 (a)	500	497
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,135
Blackstone Holdings Finance Co LLC
1.50%, 04/10/29, EUR (a)	800	936
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (e)	200	220
4.40%, 08/14/28 (a)	900	994
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,600	1,639
BPCE
3.37%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	500	506
2.75%, 01/11/23 (a)	2,500	2,541
Braskem Finance Ltd
5.38%, 05/02/22 (d)	1,200	1,256
Brighthouse Financial, Inc.
4.70%, 06/22/47	200	179
Brookfield Financial, Inc.
3.90%, 01/25/28	500	524
Brookfield Financial, LLC
4.00%, 04/01/24	500	532
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	626
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (h)	600	633
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	495
Cemex Finance LLC
6.00%, 04/01/24 (d)	300	308
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (e)	2,200	2,223
5.95%, (callable at 100 beginning 05/15/25) (e)	1,100	1,162
2.90%, 12/08/21	100	101
2.88%, 07/24/23	900	912
3.22%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	200	202
3.16%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	600	605
4.08%, 04/23/29	1,200	1,306
Citizens Bank, National Association
3.75%, 02/18/26	600	642
CME Group Inc.
3.00%, 03/15/25	725	759
CNOOC Limited
3.00%, 05/09/23	600	610
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (e)	1,400	1,662
3.75%, 07/21/26	1,000	1,038
Credit Agricole SA
3.75%, 04/24/23 (a)	250	261
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	305
Credit Suisse Group AG
6.38%, (callable at 100 beginning 08/21/26) (a) (e)	1,100	1,143
7.25%, (callable at 100 beginning 09/12/25) (a) (e)	500	536
7.50%, (callable at 100 beginning 07/17/23) (a) (e)	400	428
6.50%, 08/08/23 (d)	300	333
6.50%, 08/08/23 (a)	200	223
2.59%, 09/11/25 (a)	1,700	1,682
3.87%, 01/12/29 (a)	700	737
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	936
3.75%, 03/26/25	800	840
4.55%, 04/17/26	700	769
CRH America Finance, Inc.
3.40%, 05/09/27 (a)	800	824
CSN Resources S.A.
6.50%, 07/21/20 (d)	200	204

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,157
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	1,008
Deutsche Bank Aktiengesellschaft
3.27%, (3M USD LIBOR + 0.97%), 07/13/20 (b)	1,100	1,100
3.15%, 01/22/21	500	499
4.25%, 10/14/21	2,200	2,238
5.00%, 02/14/22	900	931
3.30%, 11/16/22	300	299
3.36%, (3M USD LIBOR + 1.19%), 11/16/22 (b)	500	489
Diamond Finance International Limited
4.42%, 06/15/21 (a)	1,400	1,444
5.45%, 06/15/23 (a)	2,125	2,313
Discover Bank
3.10%, 06/04/20	250	251
Discover Financial Services
4.10%, 02/09/27	400	426
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (e)	1,000	1,068
Emerald Bay SA
0.00%, 10/19/20, EUR (c) (d) (i)	100	106
Enel Finance International N.V.
4.25%, 09/14/23 (a)	1,000	1,061
3.63%, 05/25/27 (a)	400	415
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	2,025
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	719
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	325
First American Financial Corporation
4.30%, 02/01/23	650	678
4.60%, 11/15/24	200	215
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	829
FMR LLC
4.95%, 02/01/33 (c) (d)	700	862
Ford Motor Credit Company LLC
2.68%, 01/09/20	300	300
8.13%, 01/15/20	150	152
5.88%, 08/02/21	300	314
5.60%, 01/07/22	1,700	1,783
3.37%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	1,400	1,371
3.10%, 05/04/23	200	196
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,189
8.13%, 11/15/24 (a)	100	92
8.25%, 04/15/25 (a)	100	92
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	841
General Motors Financial Company, Inc.
3.85%, (3M USD LIBOR + 1.55%), 01/14/22 (b)	200	201
3.41%, (3M USD LIBOR + 1.31%), 06/30/22 (b)	400	400
3.55%, 07/08/22	1,500	1,531
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	1,050
4.88%, 03/12/29 (a)	1,200	1,296
Global Payments Inc.
4.15%, 08/15/49 (g)	500	527
GLP Financing, LLC
5.30%, 01/15/29	700	772
Greene King Finance PLC
5.32%, 09/15/31, GBP (d) (j)	404	585
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	108
HSBC Holdings PLC
5.88%, (callable at 100 beginning 09/28/26), GBP (e)	700	908
6.00%, (callable at 100 beginning 09/29/23), EUR (d) (e)	395	489
6.50%, (callable at 100 beginning 03/23/28) (e) (f)	400	418
3.60%, 05/25/23	800	831
4.30%, 03/08/26	725	784
3.90%, 05/25/26	600	636
3.51%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (f)	500	504
3.00%, 07/22/28, GBP (f)	700	917
3.97%, 05/22/30	1,600	1,708
Hyundai Capital America
2.95%, (3M USD LIBOR + 0.80%), 09/18/20 (a) (b)	800	801
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	1,300	1,337
ING Groep N.V.
4.63%, 01/06/26 (a)	1,000	1,106
Intesa Sanpaolo S.p.A.
6.50%, 02/24/21 (a)	250	263
5.71%, 01/15/26 (a) (g)	875	929
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	398
JPMorgan Chase & Co.
5.74%, (callable at 100 beginning 01/30/20) (e)	788	790
3.22%, 03/01/25	1,380	1,428
3.90%, 07/15/25	200	215
2.30%, 10/15/25	2,800	2,790
3.30%, 04/01/26	1,700	1,776
3.78%, 02/01/28 (b)	7,000	7,491
Lazard Group LLC
3.75%, 02/13/25	300	314
4.50%, 09/19/28	1,200	1,310
4.38%, 03/11/29	400	434
Legg Mason, Inc.
3.95%, 07/15/24	100	106
Lloyds Bank PLC
3.30%, 05/07/21 (f)	300	305
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (e) (f)	1,000	1,337
2.96%, (3M USD LIBOR + 0.80%), 06/21/21 (b)	400	401
4.05%, 08/16/23 (f)	1,600	1,682
4.45%, 05/08/25 (f)	800	862
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	224
Mitsubishi UFJ Financial Group Inc
3.13%, (3M USD LIBOR + 0.86%), 07/26/23 (b)	300	301
2.80%, 07/18/24	1,800	1,829
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	703
Mitsubishi UFJ Trust & Banking Corp
2.45%, 10/16/19 (a)	3,600	3,600
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	703
3.02%, (3M USD LIBOR + 0.88%), 09/11/22 (b)	800	804
2.98%, (3M USD LIBOR + 0.85%), 09/13/23 (b)	2,200	2,205
Moody's Corporation
4.50%, 09/01/22	200	212
4.88%, 02/15/24	290	319
Morgan Stanley
3.13%, 01/23/23	3,400	3,488
4.00%, 07/23/25	1,000	1,079
3.88%, 01/27/26 (g)	300	322
3.63%, 01/20/27	3,700	3,911
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	816
Multibank, Inc.
4.38%, 11/09/22 (a)	200	206
Nationwide Building Society
10.25%, GBP (c) (e)	535	1,030
2.35%, 01/21/20 (a)	2,150	2,151
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (e) (f)	700	715
Navient Corporation
5.88%, 03/25/21	100	103
6.50%, 06/15/22	200	213
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	700

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Nordea Bank Abp
6.63%, (callable at 100 beginning 03/26/26) (a) (e)	300	323
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (d)	500	521
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	540
Pacific National Finance Pty Ltd
4.63%, 09/23/20 (a)	600	611
Petrobras Global Finance B.V.
5.09%, 01/15/30 (a)	178	186
Principal Financial Group, Inc.
3.70%, 05/15/29	100	108
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,095
3.40%, 01/15/30 (a)	700	714
Quicken Loans Inc.
5.25%, 01/15/28 (a)	800	825
RBS Capital Trust II
6.43%, (callable at 100 beginning 01/03/34) (e)	400	540
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (a)	900	916
Reckson Operating Partnership, L.P.
7.75%, 03/15/20	1,400	1,435
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	635
Rio Oil Finance Trust
9.25%, 07/06/24 (d) (j)	358	399
9.25%, 07/06/24 (a)	149	166
9.75%, 01/06/27 (a)	177	207
8.20%, 04/06/28 (a)	600	688
Santander Holdings USA, Inc.
4.45%, 12/03/21	1,000	1,039
3.70%, 03/28/22	1,200	1,233
3.40%, 01/18/23	1,100	1,125
3.50%, 06/07/24	600	616
4.40%, 07/13/27	100	107
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (e)	295	383
4.75%, 09/15/25 (a)	600	627
Santander UK PLC
3.40%, 06/01/21 (f)	500	509
3.75%, 11/15/21 (f)	2,100	2,167
5.00%, 11/07/23 (a)	300	319
2.88%, 06/18/24 (g)	800	812
Sasol Financing USA LLC
5.88%, 03/27/24	400	431
SB Capital S.A.
6.13%, 02/07/22 (d)	1,500	1,611
5.13%, 10/29/22 (d)	200	208
5.25%, 05/23/23 (d)	200	211
SLM Corporation
8.00%, 03/25/20	300	306
7.25%, 01/25/22	100	108
5.13%, 04/05/22	400	413
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	600	601
3.00%, 07/15/22 (a)	800	810
3.55%, 04/15/24 (a)	1,100	1,140
Spirit Realty, L.P.
4.00%, 07/15/29	500	524
Springleaf Finance Corporation
8.25%, 12/15/20	100	107
7.75%, 10/01/21	800	872
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,035
State Bank of India
3.25%, 01/24/22 (d)	700	707
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (e)	400	414
Stearns Holdings, LLC
0.00%, 08/15/20 (c) (d) (k) (l)	482	234
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (e) (j)	600	821
Sumitomo Mitsui Financial Group, Inc.
3.78%, (3M USD LIBOR + 1.68%), 03/09/21 (b)	1,200	1,222
3.44%, (3M USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,316
3.12%, (3M USD LIBOR + 0.78%), 07/12/22 (b)	500	502
Sunac China Holdings Limited
8.63%, 07/27/20 (d)	300	306
6.88%, 08/08/20 (d)	200	201
8.38%, 01/15/21 (d)	700	714
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	209
Synchrony Financial
2.70%, 02/03/20	100	100
3.52%, (3M USD LIBOR + 1.23%), 02/03/20 (b)	200	200
4.38%, 03/19/24	400	425
4.25%, 08/15/24	100	106
3.95%, 12/01/27	300	308
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	305
4.44%, 04/24/23 (a)	200	209
4.89%, 04/24/25 (a)	200	211
5.18%, 04/24/28 (a)	1,200	1,272
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP (d)	589	930
The Bank of New York Mellon Corporation
3.00%, 02/24/25	500	518
2.80%, 05/04/26	1,800	1,846
The Blackstone Group L.P.
2.50%, 01/10/30 (a)	5,700	5,530
5.00%, 06/15/44 (a)	300	362
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (e)	500	510
The Depository Trust & Clearing Corporation
4.88%, (callable at 100 beginning 06/15/20) (a) (e)	250	252
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	527
2.90%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	600	599
3.50%, 01/23/25	600	626
3.75%, 02/25/26	1,000	1,058
3.69%, 06/05/28 (b)	400	420
4.22%, 05/01/29	2,400	2,617
The Royal Bank of Scotland Group Public Limited Co
7.65%, (callable at 100 beginning 09/30/31) (e)	100	138
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (e) (f)	1,300	1,391
2.00%, 03/08/23, EUR	200	226
3.66%, (3M USD LIBOR + 1.55%), 06/25/24 (b)	200	200
4.52%, 06/25/24 (b) (f)	1,100	1,155
4.27%, 03/22/25 (f)	1,400	1,465
1.75%, 03/02/26, EUR (d)	600	682
5.08%, 01/27/30 (b) (f)	200	224
UBS AG
2.45%, 12/01/20 (a)	200	201
7.63%, 08/17/22	2,403	2,708
4.75%, 02/12/26, EUR (b) (d)	400	461
UBS Group AG
3.13%, 08/13/30 (a)	400	403
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	270
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,669
UniCredit S.p.A.
6.57%, 01/14/22 (a) (g)	500	537
7.83%, 12/04/23 (a)	1,200	1,398
Union Pacific Corporation
3.95%, 08/15/59	300	320
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	835
Virgin Media Secured Finance PLC
6.25%, 03/28/29, GBP (d)	90	118

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Volkswagen Group of America, Inc.
2.97%, (3M USD LIBOR + 0.86%), 09/24/21 (a) (b)	900	902
3.12%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (b)	500	503
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (d)	700	800
Wand Merger Corporation
8.13%, 07/15/23 (a)	300	312
Wells Fargo & Company
2.63%, 07/22/22	300	303
3.39%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	1,500	1,515
3.49%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,421
3.30%, 09/09/24	950	991
3.55%, 09/29/25	900	952
3.20%, 06/17/27	800	825
3.58%, 05/22/28 (b)	4,800	5,083
Wells Fargo Bank, National Association
2.75%, (3M USD LIBOR + 0.62%), 05/27/22 (b)	250	251
2.90%, 05/27/22	350	354
3.55%, 08/14/23	1,000	1,050
Willis North America Inc.
2.95%, 09/15/29	5,500	5,404
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	617
3.65%, 03/05/25 (a)	600	620
4.50%, 03/04/29 (a)	2,000	2,172
XLIT Ltd
4.45%, 03/31/25 (g)	400	434
ZLS Prestigia Ltd
4.75%, 08/01/28	400	447
		252,111
Real Estate 8.3%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	320
4.50%, 07/30/29	500	567
2.75%, 12/15/29	2,600	2,559
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,094
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,295
American Tower Corporation
3.45%, 09/15/21	200	205
2.25%, 01/15/22	100	100
3.50%, 01/31/23	750	777
3.00%, 06/15/23	600	614
2.95%, 01/15/25	1,700	1,737
4.00%, 06/01/25	1,000	1,068
2.75%, 01/15/27	1,900	1,898
3.13%, 01/15/27	400	408
3.80%, 08/15/29	700	745
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	205
3.90%, 03/15/27	700	733
CBL & Associates Limited Partnership
5.95%, 12/15/26 (g)	1,600	1,128
China Evergrande Group
7.00%, 03/23/20 (d)	300	294
6.25%, 06/28/21 (d)	1,000	899
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	710
Country Garden Holdings Company Limited
7.50%, 03/09/20 (d)	1,000	1,014
Crown Castle International Corp.
3.40%, 02/15/21	500	507
4.88%, 04/15/22	300	319
5.25%, 01/15/23	400	436
3.80%, 02/15/28	900	959
4.30%, 02/15/29	1,800	1,989
4.00%, 11/15/49	1,501	1,581
EPR Properties
4.50%, 04/01/25	100	105
4.75%, 12/15/26	200	216
4.95%, 04/15/28	1,100	1,198
3.75%, 08/15/29	200	200
Essex Portfolio, L.P.
3.50%, 04/01/25	900	940
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,159
GLP Financing, LLC
3.35%, 09/01/24	400	403
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	392
Hospitality Properties Trust
4.50%, 06/15/23 (g)	200	206
4.95%, 02/15/27	300	305
Host Hotels & Resorts, L.P.
6.00%, 10/01/21	50	53
3.88%, 04/01/24	200	210
4.00%, 06/15/25	300	317
4.50%, 02/01/26	100	108
Kilroy Realty, L.P.
4.38%, 10/01/25	300	323
3.05%, 02/15/30	6,000	5,884
KiMcO Realty Corporation
2.80%, 10/01/26	700	703
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	53
3.75%, 06/15/24	100	105
3.95%, 03/15/29	600	654
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (g)	900	963
Newmark Group, Inc.
6.13%, 11/15/23 (g) (h)	700	762
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	842
Physicians Realty L.P.
4.30%, 03/15/27	100	107
3.95%, 01/15/28	200	209
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	105
Regency Centers, L.P.
2.95%, 09/15/29	300	299
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,056
Select Income REIT
4.25%, 05/15/24	100	102
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	510
Spirit Realty, L.P.
4.45%, 09/15/26	200	214
Store Capital Corporation
4.63%, 03/15/29	200	219
UDR, Inc.
4.63%, 01/10/22	671	701
4.00%, 10/01/25	350	379
Vanke Real Estate (Hong Kong) Company Limited
3.95%, 12/23/19 (d)	700	702
4.20%, 06/07/24 (d)	800	830
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	997
Vereit Operating Partnership, L.P.
3.95%, 08/15/27	400	422
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,049
4.25%, 10/01/26	700	750
Washington Prime Group, L.P.
6.45%, 08/15/24 (g)	1,500	1,467
Welltower Inc.
3.63%, 03/15/24 (g)	500	525
Weyerhaeuser Company
4.63%, 09/15/23	500	541
8.50%, 01/15/25	500	640
7.38%, 03/15/32	1,600	2,242
		54,328

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Energy 6.5%
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	531
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	601
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,144
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	746
Cimarex Energy Co.
4.38%, 06/01/24	875	918
Cnooc Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (d)	1,100	1,182
Concho Resources Inc.
3.75%, 10/01/27	300	310
Continental Resources, Inc.
3.80%, 06/01/24	500	510
El Paso LLC
6.50%, 09/15/20	200	208
Enable Midstream Partners, LP
4.40%, 03/15/27	800	801
4.95%, 05/15/28	500	520
5.00%, 05/15/44 (j)	645	590
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	532
Energy Transfer LP
4.25%, 03/15/23	200	209
4.20%, 04/15/27	100	105
4.90%, 03/15/35	554	576
7.50%, 07/01/38	200	258
6.05%, 06/01/41	1,300	1,492
6.50%, 02/01/42	100	120
Energy Transfer Operating, L.P.
6.25%, 04/15/49	800	972
Enterprise Products Operating LLC
3.90%, 02/15/24	100	106
3.75%, 02/15/25	400	426
4.88%, 08/16/77 (b)	500	483
EQM Midstream Partners, LP
4.00%, 08/01/24 (g)	500	485
4.13%, 12/01/26	300	278
5.50%, 07/15/28	500	498
EQT Corporation
3.90%, 10/01/27	300	260
Gaz Capital S.A.
6.00%, 01/23/21 (a)	200	209
6.51%, 03/07/22 (d)	500	544
3.13%, 11/17/23, EUR (a)	400	478
2.95%, 01/24/24, EUR (d)	1,600	1,896
2.25%, 11/22/24, EUR (d)	200	231
4.95%, 03/23/27 (d)	600	647
GPN Capital S.A.
4.38%, 09/19/22 (d)	300	311
Greenko Dutch B.V.
5.25%, 07/24/24 (d)	400	401
5.25%, 07/24/24 (a)	200	200
Hess Corporation
7.30%, 08/15/31	65	80
Marathon Oil Corporation
4.40%, 07/15/27	300	320
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	400	410
MPLX LP
5.25%, 01/15/25 (a)	600	633
4.50%, 04/15/38	200	208
4.90%, 04/15/58	300	307
Occidental Petroleum Corporation
6.95%, 07/01/24	300	352
4.40%, 08/15/49	600	620
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	46	45
6.72%, 12/01/22 (d)	34	33
7.35%, 12/01/26 (a) (m)	134	80
7.72%, 12/01/26 (c) (d) (m)	143	38
Odebrecht Oleo E Gas S/A
0.00%, (callable at 100 beginning 11/12/19) (a) (e) (i)	89	1
Oneok Partners, L.P.
4.90%, 03/15/25	1,000	1,099
6.85%, 10/15/37	200	256
ONEOK, Inc.
4.00%, 07/13/27	300	313
4.35%, 03/15/29	2,500	2,674
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	103
Petroleos Mexicanos
6.50%, 03/13/27	1,000	1,040
6.84%, 01/23/30 (a)	1,700	1,760
Pioneer Natural Resources Company
7.50%, 01/15/20	100	102
3.45%, 01/15/21	1,400	1,419
4.45%, 01/15/26	400	437
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	200
3.60%, 11/01/24	100	102
5.15%, 06/01/42	200	204
Ras Laffan Liquefied Natural Gas Company Limited (II)
5.84%, 09/30/27 (a)	250	287
Regency Energy Partners LP
5.75%, 09/01/20	200	205
5.88%, 03/01/22	1,000	1,070
5.00%, 10/01/22	100	106
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (j)	100	103
6.25%, 03/15/22	300	323
5.63%, 04/15/23	800	869
5.75%, 05/15/24	1,510	1,682
5.88%, 06/30/26	1,200	1,376
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	102
TransCanada PipeLines Limited
4.63%, 03/01/34	800	908
TransCanada Trust
5.30%, 03/15/77 (b)	875	875
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	850
Transocean Guardian Limited
5.88%, 01/15/24 (a)	356	361
Transocean Ltd.
5.38%, 05/15/23 (a)	200	200
Transocean Pontus Limited
6.13%, 08/01/25 (a)	89	90
WPX Energy, Inc.
5.75%, 06/01/26 (g)	100	102
		42,123
Industrials 6.4%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	821
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	600	604
Air Lease Corporation
3.00%, 09/15/23	300	304
Aircastle Limited
4.40%, 09/25/23	600	630
Allegion Public Limited Company
3.50%, 10/01/29	2,100	2,121
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	406
3.55%, 10/01/27	100	102
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	785
2.88%, 01/20/22 (a)	300	302
3.88%, 05/01/23 (a)	100	103
4.38%, 01/30/24 (a)	200	211
3.50%, 11/01/27 (a)	100	100
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a) (g)	200	196

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
BOC Aviation Limited
2.75%, 09/18/22 (a) (g)	400	400
3.50%, 10/10/24 - 09/18/27 (a)	2,800	2,879
DP World Crescent Limited
4.85%, 09/26/28 (a)	1,500	1,646
FedEx Corporation
3.10%, 08/05/29	400	398
Fortress Transportation and Infrastructrue Investors LLC
6.50%, 10/01/25 (a)	600	617
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	200	201
4.00%, 09/21/23	200	211
3.25%, 09/15/29	800	796
GATX Corporation
3.50%, 03/15/28	500	515
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,032
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (e)	2,300	2,182
0.38%, 05/17/22, EUR	1,200	1,301
GMR Hyderabad International Airport Limited
5.38%, 04/10/24 (d)	600	619
Harris Corporation
2.70%, 04/27/20	100	100
2.75%, (3M USD LIBOR + 0.48%), 04/30/20 (b)	300	300
International Lease Finance Corporation
8.25%, 12/15/20	600	641
8.63%, 01/15/22	200	227
J. B. Hunt Transport Services, Inc.
3.88%, 03/01/26	400	424
Kansas City Southern
3.00%, 05/15/23	200	205
3.13%, 06/01/26	500	510
Masco Corporation
5.95%, 03/15/22	650	697
Massachusetts Institute of Technology
4.68%, 07/01/14	200	280
Norfolk Southern Corporation
4.15%, 02/28/48	400	453
Owens Corning
4.20%, 12/01/24	200	211
3.40%, 08/15/26	800	803
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	300	317
4.50%, 03/15/23 (a)	900	933
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,019
Pitney Bowes Inc.
3.63%, 09/15/20 (h)	200	202
Rockwell Collins, Inc.
3.20%, 03/15/24	100	104
Spirit AeroSystems, Inc.
4.60%, 06/15/28	3,300	3,571
SPX Flow, Inc.
5.88%, 08/15/26 (a)	200	209
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	207
4.75%, 01/15/28 (a)	2,100	2,157
Textron Inc.
2.73%, (3M USD LIBOR + 0.55%), 11/10/20 (b)	700	700
The ADT Security Corporation
3.50%, 07/15/22	100	100
The Boeing Company
2.95%, 02/01/30	300	309
Triumph Group, Inc.
4.88%, 04/01/21	400	400
6.25%, 09/15/24 (a)	300	312
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	546
Waste Management, Inc.
3.20%, 06/15/26	1,500	1,583
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,141
4.25%, 05/01/29	2,100	2,259
		41,402
Communication Services 6.0%
Activision Blizzard, Inc.
3.40%, 09/15/26	900	937
Altice France
7.38%, 05/01/26 (a)	900	966
America Movil, S.A.B. De C.V.
5.00%, 03/30/20	58	59
AT&T Inc.
2.89%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	2,100	2,110
3.95%, 01/15/25	100	107
4.10%, 02/15/28	220	238
4.80%, 06/15/44	200	222
4.35%, 06/15/45	100	105
5.15%, 11/15/46	2,200	2,552
5.45%, 03/01/47	1,400	1,690
4.50%, 03/09/48	600	645
4.55%, 03/09/49	700	757
Baidu, Inc.
3.00%, 06/30/20	400	401
4.38%, 05/14/24	200	213
4.88%, 11/14/28	1,100	1,240
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,609
3.75%, 02/15/28	300	308
5.05%, 03/30/29	100	112
5.38%, 05/01/47	400	435
5.75%, 04/01/48	300	342
Comcast Corporation
3.15%, 03/01/26	200	209
2.35%, 01/15/27	200	199
3.30%, 02/01/27	400	422
4.15%, 10/15/28	1,700	1,906
4.50%, 01/15/43	500	583
4.60%, 08/15/45	400	479
3.40%, 07/15/46	1,200	1,221
4.00%, 11/01/49	300	333
Crown Communication Inc.
4.24%, 07/15/28 (a)	100	110
Discovery Communications, LLC
3.45%, 03/15/25	100	102
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,053
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (a)	200	208
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	203
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	462
OI S.A. - In Judicial Reorganization
12.00%, 07/27/25 (c) (m)	400	368
RELX Capital Inc.
3.50%, 03/16/23	200	207
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,017
6.75%, 06/15/39	700	856
4.50%, 09/15/42	300	295
Sprint Corporation
7.25%, 09/15/21	1,300	1,388
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	750	755
Telefonica Emisiones, S.A.U.
4.10%, 03/08/27	1,100	1,199
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,244
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	138
TWDC Enterprise 18 Corp.
2.00%, 09/01/29	3,200	3,115
United Group B.V.
4.38%, 07/01/22, EUR (a)	200	222

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Univision Communications Inc.
5.13%, 02/15/25 (a)	400	389
Verizon Communications Inc.
3.26%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	2,200	2,235
4.13%, 03/16/27	300	331
4.27%, 01/15/36	700	788
5.25%, 03/16/37	100	124
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	221
7.00%, 04/04/79	200	230
		38,870
Consumer Discretionary 4.6%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	315
Amazon.com, Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24	100	109
5.20%, 12/03/25	100	117
3.15%, 08/22/27	300	319
Aptiv PLC
4.35%, 03/15/29	800	867
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,242
2.75%, 07/15/26 (a)	300	291
Cedar Fair, L.P.
5.38%, 04/15/27	200	214
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	822
D.R. Horton, Inc.
4.38%, 09/15/22	200	209
Discovery Communications, LLC
4.13%, 05/15/29	700	737
Ford Motor Credit Company LLC
3.55%, 10/07/22	2,200	2,204
GLP Financing, LLC
5.25%, 06/01/25	400	441
5.75%, 06/01/28	300	341
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	423
IHO Verwaltungs GmbH
4.63%, 05/15/27, EUR (a) (m)	400	444
7.13%, 05/15/29 (a) (m)	100	101
Las Vegas Sands Corp.
3.20%, 08/08/24	5,400	5,501
3.50%, 08/18/26	800	814
McDonald's Corporation
3.63%, 09/01/49	400	407
MCE Finance Limited
4.88%, 06/06/25 (a)	800	808
5.25%, 04/26/26 (a)	500	508
5.63%, 07/17/27 (a)	200	206
MGM China Holdings Limited
5.88%, 05/15/26 (a)	1,200	1,259
MGM Resorts International
5.50%, 04/15/27	100	110
Newell Brands Inc.
3.85%, 04/01/23 (h)	1,300	1,339
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	500	503
QVC, Inc.
5.13%, 07/02/22	200	211
4.38%, 03/15/23	900	930
4.85%, 04/01/24	200	211
4.45%, 02/15/25	500	517
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	206
Sands China Ltd.
4.60%, 08/08/23 (h)	200	212
5.13%, 08/08/25 (h)	600	660
Schaeffler Finance B.V.
3.25%, 05/15/25, EUR (d)	100	112
Studio City Company Limited
5.88%, 11/30/19 (c) (d)	300	301
Studio City Finance Ltd.
7.25%, 02/11/24 (a)	500	527
Whirlpool Corporation
4.75%, 02/26/29	200	223
Wyndham Destinations, Inc.
5.75%, 04/01/27 (h)	800	866
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	398
5.50%, 10/01/27 (a)	1,800	1,812
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	1,100	1,153
		30,090
Health Care 4.3%
Allergan Funding SCS
3.45%, 03/15/22	975	999
Amgen Inc.
2.25%, 08/19/23 (g)	800	804
2.60%, 08/19/26	700	703
3.20%, 11/02/27 (g)	1,900	1,984
Anthem, Inc.
4.10%, 03/01/28	600	648
2.88%, 09/15/29	900	891
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	795
Boston Scientific Corporation
3.38%, 05/15/22	775	797
3.75%, 03/01/26	700	748
4.00%, 03/01/29	600	662
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	1,300	1,390
Celgene Corporation
4.35%, 11/15/47	200	234
4.55%, 02/20/48	100	121
CommonSpirit Health
2.76%, 10/01/24	500	505
Community Health Systems, Inc.
5.13%, 08/01/21 (g)	100	100
6.25%, 03/31/23	400	398
8.63%, 01/15/24 (a) (g)	600	622
CVS Health Corporation
4.30%, 03/25/28	1,100	1,194
3.25%, 08/15/29	1,600	1,609
7.51%, 01/10/32 (a)	51	63
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	753
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	287
HCA Inc.
5.25%, 06/15/26	300	335
5.50%, 06/15/47	900	1,017
Humana Inc.
3.95%, 08/15/49	400	401
Kinetic Concepts, Inc.
7.88%, 02/15/21 (a)	88	90
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	943
Medtronic, Inc.
3.50%, 03/15/25	112	120
Merck & Co., Inc.
2.75%, 02/10/25	300	310
Mylan N.V.
3.95%, 06/15/26	3,000	3,102
Stryker Corporation
3.50%, 03/15/26	475	505
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (d)	200	212
1.13%, 10/15/24, EUR (d)	200	163
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,500	1,372
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	600	559
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	938
3.55%, 04/01/25	900	945

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Zoetis Inc.
4.50%, 11/13/25	200	222
3.00%, 09/12/27	300	308
		27,849
Information Technology 3.8%
Apple Inc.
2.85%, 05/11/24	1,100	1,141
2.20%, 09/11/29	1,500	1,472
Arrow Electronics, Inc.
3.25%, 09/08/24	600	609
Broadcom Corporation
3.00%, 01/15/22	1,400	1,413
3.63%, 01/15/24	1,500	1,532
3.88%, 01/15/27	1,700	1,706
Broadcom Inc.
3.63%, 10/15/24 (a)	200	204
4.25%, 04/15/26 (a)	500	516
4.75%, 04/15/29 (a)	500	529
Dell International L.L.C.
4.00%, 07/15/24 (a) (h)	1,200	1,256
4.90%, 10/01/26 (a) (h)	100	107
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,112
Flex Ltd.
5.00%, 02/15/23	100	106
4.75%, 06/15/25	300	320
KLA Corporation
4.10%, 03/15/29	900	993
Marvell Technology Group Ltd
4.20%, 06/22/23	500	523
4.88%, 06/22/28	400	443
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,122
Micron Technology, Inc.
4.64%, 02/06/24	800	850
5.50%, 02/01/25	700	720
4.19%, 02/15/27	800	823
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,417
NXP B.V.
4.13%, 06/01/21 (a)	500	513
3.88%, 09/01/22 (a)	700	722
QualityTech, LP
4.75%, 11/15/25 (a)	100	103
Thomson Reuters Corporation
3.35%, 05/15/26	700	722
Visa Inc.
3.15%, 12/14/25	400	427
VMware, Inc.
3.90%, 08/21/27	600	617
Western Digital Corporation
4.75%, 02/15/26	500	514
		24,532
Utilities 3.5%
American Electric Power Company, Inc.
3.20%, 11/13/27	400	418
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	699
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,265
Duke Energy Corporation
2.79%, (3M USD LIBOR + 0.65%), 03/11/22 (b)	1,100	1,106
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,228
Exelon Corporation
2.85%, 06/15/20	600	603
3.95%, 06/15/25	500	536
4.45%, 04/15/46	600	679
FirstEnergy Corp.
4.25%, 03/15/23 (h)	300	317
Ipalco Enterprises Inc
3.70%, 09/01/24	503	521
NextEra Energy Capital Holdings, Inc.
3.15%, 04/01/24	700	723
3.25%, 04/01/26	800	830
3.50%, 04/01/29	500	529
5.65%, 05/01/79	800	868
NiSource Inc.
2.95%, 09/01/29	700	705
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/27 (c) (k) (l)	1,500	1,492
0.00%, 08/01/28 (c) (d) (k) (l)	200	212
PECO Energy Company
3.00%, 09/15/49	800	783
San Diego Gas & Electric Company
4.10%, 06/15/49	200	227
Sempra Energy
3.55%, 06/15/24	200	208
3.75%, 11/15/25	200	211
3.40%, 02/01/28 (g)	800	826
Southern California Edison Company
3.70%, 08/01/25	1,100	1,168
6.05%, 03/15/39	400	519
3.60%, 02/01/45	400	406
4.00%, 04/01/47	1,100	1,183
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,779
The Southern Company
2.95%, 07/01/23	200	204
4.25%, 07/01/36	400	434
5.50%, 03/15/57	200	208
		22,940
Consumer Staples 1.9%
Adecoagro S.A.
6.00%, 09/21/27 (d)	200	192
Anheuser-Busch InBev
3.70%, 02/01/24	2,200	2,344
BAT Capital Corp.
3.56%, 08/15/27	900	905
Campbell Soup Company
3.65%, 03/15/23	1,000	1,040
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,320
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,177
General Mills, Inc.
4.55%, 04/17/38	100	113
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (h)	500	501
3.50%, 07/26/26 (a) (h)	200	200
Kraft Heinz Foods Company
3.38%, 06/15/21	1,900	1,926
3.00%, (3M USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,400
4.88%, 02/15/25 (a)	888	918
3.95%, 07/15/25	100	105
Tesco PLC
6.13%, 02/24/22, GBP	50	68
The J. M. Smucker Company
3.50%, 03/15/25	100	105
		12,314
Materials 1.0%
Boise Cascade Company
5.63%, 09/01/24 (a)	300	310
Crown Americas LLC
4.75%, 02/01/26	100	105
Gerdau S.A.
4.88%, 10/24/27 (d) (g)	300	315
Graphic Packaging International, LLC
4.75%, 04/15/21	50	52
Huntsman International LLC
4.50%, 05/01/29	400	421
Joint-Stock Company Alrosa (Public Joint-Stock Company)
4.65%, 04/09/24 (a)	900	942
Newmont Goldcorp Corporation
3.63%, 06/09/21	100	102

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
5.80%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (b)	200	200
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	600
Vale Overseas Ltd
4.38%, 01/11/22	76	79
6.25%, 08/10/26	1,500	1,734
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	406
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	422
Yara International ASA
3.80%, 06/06/26 (a)	300	308
4.75%, 06/01/28 (a)	300	328
		6,387
Total Corporate Bonds And Notes (cost $535,043)		552,946
GOVERNMENT AND AGENCY OBLIGATIONS 27.1%
Mortgage-Backed Securities 11.9%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	500	515
TBA, 2.50%, 11/15/47 (n) (o)	4,700	4,676
TBA, 4.00%, 11/15/47 (o)	12,900	13,392
TBA, 4.50%, 11/15/47 (o)	10,000	10,535
TBA, 3.00%, 12/15/47 (o)	7,600	7,704
TBA, 3.50%, 11/15/47 - 12/15/47 (o)	39,800	40,829
		77,651
U.S. Treasury Bond 7.3%
Treasury, United States Department of
3.50%, 02/15/39	814	1,020
Principal Only, 0.00%, 08/15/44 - 05/15/45 (i)	50	29
2.50%, 02/15/46 (o) (p)	8,175	8,809
2.50%, 05/15/46	5,657	6,097
2.88%, 11/15/46	182	211
2.75%, 11/15/47	8	9
3.00%, 02/15/48 (p)	411	488
3.13%, 05/15/48	2,956	3,595
3.00%, 02/15/49	11,797	14,077
2.88%, 05/15/49	11,470	13,389
		47,724
U.S. Treasury Note 4.4%
Treasury, United States Department of
1.88%, 07/31/22 (p)	31	31
2.00%, 11/30/22 (p)	20	20
1.75%, 01/31/23 (p)	16	16
2.00%, 05/31/24 (o)	4,780	4,877
2.13%, 05/15/25 (p)	2,940	3,024
2.25%, 08/15/27 (o) (p)	8,600	8,991
2.88%, 08/15/28 (p)	2,776	3,053
2.38%, 05/15/29	7,954	8,449
		28,461
Sovereign 1.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	9,800	3,686
6.35%, 08/12/28, PEN (a)	5,000	1,734
6.95%, 08/12/31, PEN (a)	2,400	867
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,399
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,481
Presidencia De La Nacion
67.42%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (b)	13,250	104
55.47%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (b)	230	2
6.88%, 01/26/27	300	126
3.75%, 12/31/38 (j)	1,100	436
Saudi Arabia, Government of
4.00%, 04/17/25 (a)	900	965
Saudi Arabia, Kingdom of
3.25%, 10/26/26 (d)	800	826
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	114
		11,740
U.S. Treasury Inflation Indexed Securities 1.6%
Treasury, United States Department of
0.38%, 01/15/27 (p) (q)	2,762	2,796
0.50%, 01/15/28 (p) (q)	707	725
0.25%, 07/15/29 (o) (q)	6,620	6,690
		10,211
Treasury Inflation Indexed Securities 0.1%
Segretariato Generale Della Presidenza Della Repubblica
2.10%, 09/15/21, EUR (d) (q)	566	652
Total Government And Agency Obligations (cost $175,683)		176,439
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.7%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25 (a)	74	78
Series 2017-A-1, 3.55%, 01/15/30 (c) (d)	1,613	1,643
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 3.80%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (b)	104	92
American Airlines, Inc.
Series 2011-A-1, 5.25%, 01/31/21	22	22
Series 2015-A-1, 3.38%, 05/01/27	241	249
Series 2016-AA-2, 3.20%, 06/15/28	175	180
Series 2017-AA-2, 3.35%, 10/15/29	946	982
Series 2017-A-2, 3.60%, 10/15/29	568	580
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 3.42%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (b) (j)	493	447
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	35	34
Bayview Koitere Fund Trust
Series 2019-A1-RN3, 3.97%, 04/29/24 (a) (j)	528	532
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 4.25%, 04/25/35 (b)	678	665
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24 (a)	587	622
Centex LLC
Series 2004-MV1-D, REMIC, 2.95%, (1M USD LIBOR + 0.93%), 09/25/34 (b)	34	33
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	904	743
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 12/25/36 (b)	90	88
Series 2007-3A3A-10, REMIC, 4.38%, 09/25/37 (b)	8	7
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 2.52%, (1M USD LIBOR + 0.42%), 11/25/34 (a) (b)	1,086	970
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (a)	291	293
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	832	914
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 07/25/35 (b)	88	79
Series 2007-1A1-12, REMIC, 2.76%, (1M USD LIBOR + 0.74%), 06/25/37 (b) (j)	1,155	1,148
CWABS, Inc.
Series 2004-M1-4, REMIC, 2.74%, (1M USD LIBOR + 0.72%), 07/25/34 (b)	53	52
Series 2004-M1-5, REMIC, 2.87%, (1M USD LIBOR + 0.86%), 08/25/34 (b)	18	18
Series 2005-1A-AB4, REMIC, 2.50%, (1M USD LIBOR + 0.48%), 03/25/36 (b)	33	30

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	371	408
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 3.44%, (1M USD LIBOR + 1.43%), 10/25/34 (b)	36	34
GS Mortgage Securities Corp Trust
Series 2005-1A1-15, REMIC, 2.53%, (1M USD LIBOR + 0.26%), 01/25/36 (b) (j)	880	829
GSAMP Trust
Series 2006-A1-FM2, REMIC, 2.16%, (1M USD LIBOR + 0.14%), 09/25/36 (b) (j)	3,236	1,563
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25 (a)	300	312
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.56%, (1M USD LIBOR + 0.54%), 10/25/35 (b)	9	9
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.38%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	100	98
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 2.50%, (1M USD LIBOR + 0.48%), 07/25/35 (b) (j)	544	536
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.29%, (1M USD LIBOR + 0.27%), 07/25/36 (b)	300	287
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (j)	1,400	1,067
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (a) (j)	2,275	2,311
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 2.96%, (1M USD LIBOR + 0.95%), 09/25/34 (b)	40	40
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 2.12%, (1M USD LIBOR + 0.10%), 04/25/37 (b)	12	8
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 2.22%, (1M USD LIBOR + 0.20%), 04/25/36 (b) (j)	625	559
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 2.49%, (1M USD LIBOR + 0.47%), 02/25/36 (b) (j)	300	259
New Century Home Equity Loan Trust
Series 2006-A2B-2, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 08/25/36 (b) (j)	666	645
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a) (b)	990	1,056
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	31	31
OMX Timber Finance Investments II, LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	301
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 3.01%, (1M USD LIBOR + 0.99%), 09/25/34 (b)	47	47
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (j)	165	99
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	61	58
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	67	61
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 2.48%, (1M USD LIBOR + 0.46%), 12/25/35 (b)	203	172
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 2.18%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	116	114
SBA Towers, LLC
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	605
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (a)	414	426
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	798	838
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (a)	280	285
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	9	10
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,500	4,491
United Airlines Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	77	82
Series 2016-A-2, 3.10%, 10/07/28	460	467
United Airlines, Inc.
Series 2009-A-2, 7.25%, 11/10/19	40	40
Series 2012-A-1, 4.15%, 04/11/24	1,186	1,245
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	112	116
Series 2013-A-1, 3.95%, 11/15/25	619	648
Industrials 0.0%
Air Canada
3.60%, 03/15/27 (a)	163	171
Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,341)		30,829
SENIOR LOAN INTERESTS 2.0%
Financials 0.7%
Citadel Securities LP
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 02/20/26 (b)	298	299
Fortress Investment Group LLC
Term Loan, 4.11%, (3M LIBOR + 2.00%), 12/27/22 (b)	147	148
ILFC Delos Finance SARL
Term Loan, 4.08%, (3M LIBOR + 1.50%), 10/06/23 (b)	250	251
Jefferies Finance LLC
2019 Term Loan, 5.87%, (3M LIBOR + 3.75%), 05/22/26 (b)	1,097	1,096
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (b)	2,200	2,203
RPI Finance Trust
Term Loan B6, 4.04%, (3M LIBOR + 2.00%), 03/13/23 (b)	315	316
		4,313
Consumer Discretionary 0.5%
Altra Industrial Motion Corp.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/26/25 (b)	184	183
Aramark Services, Inc.
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (b)	233	233
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (b)	688	683
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,075	1,081
CSC Holdings, LLC
2018 Term Loan B, 4.53%, (3M LIBOR + 2.50%), 01/12/26 (b)	296	296
Diamond Resorts International, Inc.
Term Loan, 5.86%, (3M LIBOR + 3.75%), 09/02/23 (b)	396	384
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (b)	100	97
Wyndham Hotels & Resorts, Inc.
Term Loan B, 3.79%, (3M LIBOR + 1.75%), 03/29/25 (b)	297	298
		3,255
Industrials 0.3%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.35%, (3M LIBOR + 4.25%), 06/16/24 (b)	1	1
Term Loan, 6.52%, (3M LIBOR + 4.25%), 06/16/24 (b)	229	223
2017 Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (b)	113	110
Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (b)	145	142

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
NCI Building Systems, Inc.
Term Loan, 5.79%, (3M LIBOR + 3.75%), 04/12/25 (b)	1,393	1,362
Sequa Corporation
Term Loan, 7.19%, (3M LIBOR + 5.00%), 11/28/21 (b)	195	194
		2,032
Information Technology 0.2%
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (b)	519	522
MH Sub I, LLC
2017 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 08/09/24 (b)	980	972
		1,494
Health Care 0.1%
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (b)	198	161
HCA Inc.
2018 Term Loan B10, 4.33%, (3M LIBOR + 2.00%), 03/07/25 (b)	295	296
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.56%, (3M LIBOR + 3.25%), 06/01/25 (b)	284	275
		732
Communication Services 0.1%
E.W. Scripps Company (The)
Incremental Term Loan B1, 4.79%, (3M LIBOR + 2.75%), 04/04/26 (b)	100	99
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (b)	400	401
		500
Materials 0.1%
CPG International Inc.
Term Loan, 5.93%, (3M LIBOR + 3.75%), 05/03/24 (b)	387	385
W. R. Grace & Co.
Term Loan, 4.35%, (3M LIBOR + 1.75%), 02/23/25 (b)	99	100
		485
Energy 0.0%
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (b)	68	68
Total Senior Loan Interests (cost $12,920)		12,879
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (e)	3	314
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 11/14/19) (e)	2	39
Total Preferred Stocks (cost $334)		353
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (r) (s)	6,956	6,956
Treasury Securities 0.0%
Presidencia De La Nacion
79.65%, 03/11/20, ARS (t)	159	2
46.69%, 04/08/20, ARS (t)	3,338	36
68.92%, 04/28/20, ARS (t)	259	3
51.35%, 05/13/20, ARS (t)	4,760	46
58.25%, 08/27/20, ARS (t)	3,338	27
		114
Total Short Term Investments (cost $7,250)		7,070
Total Investments 120.0% (cost $761,571)		780,516
Total Forward Sales Commitments (0.5)% (proceeds $2,994)		(2,998)
Other Derivative Instruments 0.0%		218
Other Assets and Liabilities, Net (19.5)%		(127,041)
Total Net Assets 100.0%		650,695

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $149,152 and 22.9% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) All or a portion of the security was on loan as of September 30, 2019.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(k) Non-income producing security.

(l) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) All or a portion of the security is subject to a written call option.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $106,537.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

(t) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
U.S. Treasury Note (0.5%)
Treasury, United States Department of
1.63%, 08/15/29	(3,010)	(2,998)
Total Government And Agency Obligations (proceeds $2,994)		(2,998)
Total Forward Sales Commitments (0.5%) (proceeds $2,994)		(2,998)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	192	—
Air Canada, Series 2017-A-1, 3.55%, 01/15/30	12/07/17	1,613	1,643	0.3
Amcor Finance (USA), Inc., 3.63%, 04/28/26	06/15/18	400	411	0.1
Axis Bank Limited Singapore Branch, 3.25%, 05/21/20	02/16/18	200	200	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	02/04/19	663	691	0.1
Banco Bilbao Vizcaya Argentaria, S.A., 6.75%, callable at 100 beginning 02/18/20	12/08/17	944	888	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/11/18	597	572	0.1
Braskem Finance Ltd, 5.38%, 05/02/22	06/09/16	1,178	1,256	0.2
Cemex Finance LLC, 6.00%, 04/01/24	12/18/15	274	308	0.1
China Evergrande Group, 7.00%, 03/23/20	02/19/19	299	294	—
China Evergrande Group, 6.25%, 06/28/21	10/31/18	954	899	0.1
Cnooc Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,159	1,182	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	08/19/16	1,617	1,662	0.3
Country Garden Holdings Company Limited, 7.50%, 03/09/20	07/06/18	1,004	1,014	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	322	333	0.1
CSN Resources S.A., 6.50%, 07/21/20	10/11/18	196	204	—
Emerald Bay SA, 0.00%, 10/19/20	09/20/17	112	106	—
FMR LLC, 4.95%, 02/01/33	02/06/15	776	862	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	526	544	0.1
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,851	1,896	0.3
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	231	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	570	647	0.1
Gerdau S.A., 4.88%, 10/24/27	10/12/17	298	315	0.1
GMR Hyderabad International Airport Limited, 5.38%, 04/10/24	09/23/19	620	619	0.1
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	301	311	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	609	585	0.1
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	402	401	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	09/01/16	456	489	0.1
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	09/27/16	1,304	1,337	0.2
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	509	521	0.1
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	43	33	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	75	38	—
Pacific Gas And Electric Company, 0.00%, 08/01/28	08/02/18	199	212	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	331	399	0.1
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	09/28/16	381	383	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	792	826	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,573	1,611	0.3
SB Capital S.A., 5.13%, 10/29/22	09/19/19	209	208	—
SB Capital S.A., 5.25%, 05/23/23	09/19/19	211	211	—
Schaeffler Finance B.V., 3.25%, 05/15/25	03/27/15	108	112	—
Segretariato Generale Della Presidenza Della Repubblica, 2.10%, 09/15/21	06/01/15	636	652	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	702	707	0.1
Stearns Holdings, LLC, 0.00%, 08/15/20	11/18/15	483	234	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	745	821	0.1
Studio City Company Limited, 5.88%, 11/30/19	11/22/16	300	301	—
Sunac China Holdings Limited, 8.63%, 07/27/20	12/04/18	300	306	0.1
Sunac China Holdings Limited, 6.88%, 08/08/20	05/17/19	202	201	—
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	714	714	0.1
Tesco Property Finance 5 PLC, 5.66%, 10/13/41	01/31/17	724	930	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/18/18	241	212	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.13%, 10/15/24	08/03/18	211	163	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	679	682	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	471	461	0.1
Vanke Real Estate (Hong Kong) Company Limited, 3.95%, 12/23/19	12/07/17	701	702	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	834	830	0.1
Virgin Media Secured Finance PLC, 6.25%, 03/28/29	07/06/16	116	118	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	821	800	0.1
		32,981	33,480	5.1

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	269	December 2019	35,454	(21)	(401)
United States Ultra Bond	45	December 2019	8,818	3	(182)
				(18)	(583)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(26)	December 2019	EUR	(4,553)	2	26
United States 2 Year Note	(40)	January 2020		(8,640)	1	20
United States 5 Year Note	(66)	January 2020		(7,888)	3	24
					6	70

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.61	(M)	07/07/21	MXN	14,100	(1)	(9)
28-Day MEXIBOR (M)	Paying	5.84	(M)	09/14/21	MXN	1,600	—	—
28-Day MEXIBOR (M)	Paying	5.81	(M)	09/29/21	MXN	1,300	—	(4)
28-Day MEXIBOR (M)	Paying	5.75	(M)	09/30/21	MXN	1,600	—	(5)
28-Day MEXIBOR (M)	Paying	5.63	(M)	10/11/21	MXN	12,900	(1)	(6)
28-Day MEXIBOR (M)	Paying	7.68	(M)	12/29/22	MXN	52,400	(12)	100
28-Day MEXIBOR (M)	Paying	8.04	(M)	02/29/24	MXN	18,500	(6)	57
28-Day MEXIBOR (M)	Paying	7.85	(M)	04/17/24	MXN	92,800	(30)	256
28-Day MEXIBOR (M)	Paying	7.91	(M)	04/18/24	MXN	8,600	(3)	25
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		500	—	(129)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	2	(66)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	4	(42)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	3	(56)
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(2)	25
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(5)	73
6M EURIBOR (S)	Receiving	0.50	(A)	12/18/29	EUR	5,400	7	(151)
6M EURIBOR (S)	Receiving	(0.15)	(A)	03/18/30	EUR	3,500	5	(50)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	500	7	(31)
6M GBP LIBOR (S)	Receiving	1.00	(S)	12/18/29	GBP	100	(1)	(2)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/30	GBP	1,500	(6)	(36)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	1,700	7	(69)
6M GBP LIBOR (S)	Paying	0.75	(S)	03/18/25	GBP	300	1	3
BRAZIBOR (A)	Paying	0.00	(A)	01/02/23	BRL	25,400	6	60
BRAZIBOR (A)	Paying	0.00	(A)	01/04/27	BRL	14,400	3	45
							(22)	(12)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Darden Restaurants, Inc. (Q)	1.00	06/20/20	200	(1)	—	2
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(13)	1	4
				(14)	1	6
Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	1	—	4
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	7	—	25
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	12	—	25
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	2	—	6
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	7	—	1
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	20	—	3
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	123	—	(2)
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	4	—	6
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	13	—	—
CDX.NA.IG.32 (Q)	1.00	06/20/29	(85,800)	(259)	45	(160)
CDX.NA.IG.33 (Q)	1.00	12/20/29	(60,200)	(411)	48	(99)
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	1	—	1
Daimler AG (Q)	1.00	12/20/20	(400)	5	—	(1)
Enbridge Inc. (Q)	1.00	12/20/21	(100)	2	—	6
Enbridge Inc. (Q)	1.00	06/20/22	(50)	1	—	1
Ford Motor Company (Q)	5.00	12/20/21	(100)	10	—	(5)
Ford Motor Company (Q)	5.00	06/20/23	(700)	89	(1)	(19)
General Electric Company (Q)	1.00	06/20/24	(300)	(2)	—	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
General Electric Company (Q)	1.00	12/20/24	(400)	(6)	—	1
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	7	—	(5)
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	20	—	(5)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	20	—	3
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	3	—	1
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	27	(1)	26
MetLife, Inc. (Q)	1.00	06/20/22	(800)	15	(1)	5
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	22	—	—
Morgan Stanley (Q)	1.00	12/20/20	(300)	3	—	(2)
Prudential Financial (Q)	1.00	06/20/21	(100)	1	—	1
Rolls-Royce Group PLC (Q)	1.00	06/20/24	(1,400)	5	(1)	2
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	8	—	(1)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	8	—	7
Sprint Communications, Inc. (Q)	5.00	09/20/20	(100)	4	—	1
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	20	—	4
Viacom Inc. (Q)	1.00	06/20/21	(300)	4	—	1
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	9	—	6
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	17	—	9
				(188)	89	(152)

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Dec. 2019	(160)	EUR	112.20	11/22/19	3	9

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 12/18/49	GSC	Put	3.63	12/16/19	600,000	—

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	BNP	Call	0.45	11/20/19		2,100,000	(1)
CDX.NA.IG.32, 06/20/24	CSI	Call	0.45	11/20/19		3,900,000	(1)
CDX.NA.IG.32, 06/20/24	MSC	Call	0.48	10/16/19		2,300,000	—
CDX.NA.IG.32, 06/20/24	MSC	Call	0.45	11/20/19		2,300,000	(1)
CDX.NA.IG.32, 06/20/24	BCL	Put	0.90	11/20/19		900,000	—
CDX.NA.IG.32, 06/20/24	BNP	Put	0.90	11/20/19		600,000	—
CDX.NA.IG.32, 06/20/24	BOA	Put	0.85	11/20/19		1,000,000	—
CDX.NA.IG.32, 06/20/24	CGM	Put	0.65	10/16/19		3,400,000	—
CDX.NA.IG.32, 06/20/24	CGM	Put	0.90	11/20/19		1,500,000	—
CDX.NA.IG.32, 06/20/24	CSI	Put	0.70	10/16/19		1,000,000	—
CDX.NA.IG.32, 06/20/24	CSI	Put	0.75	11/20/19		1,000,000	—
CDX.NA.IG.32, 06/20/24	CSI	Put	0.95	12/18/19		2,400,000	(1)
CDX.NA.IG.32, 06/20/24	GSC	Put	0.65	10/16/19		1,700,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	0.85	11/20/19		2,200,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	0.90	11/20/19		14,000,000	(3)
CDX.NA.IG.32, 06/20/24	GSC	Put	2.90	06/17/20		2,600,000	—
CDX.NA.IG.32, 06/20/24	MSC	Put	0.75	11/20/19		2,900,000	(1)
CDX.NA.IG.33, 12/20/24	MSC	Call	0.53	12/18/19		2,700,000	(1)
CDX.NA.IG.33, 12/20/24	CGM	Put	0.80	12/18/19		1,600,000	(2)
CDX.NA.IG.33, 12/20/24	CGM	Put	1.20	01/15/20		3,100,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	BCL	Call	0.40	12/18/19	EUR	900,000	—
ITRAXX.EUR.31.V2, 06/20/24	BNP	Call	0.40	11/20/19	EUR	4,000,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	BNP	Call	0.40	12/18/19	EUR	2,300,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	CIT	Call	0.43	11/20/19	EUR	3,000,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	DUB	Call	0.40	12/18/19	EUR	1,700,000	—
ITRAXX.EUR.31.V2, 06/20/24	JPM	Call	0.43	11/20/19	EUR	7,100,000	(3)
ITRAXX.EUR.31.V2, 06/20/24	BCL	Put	0.70	12/18/19	EUR	900,000	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.31.V2, 06/20/24	CIT	Put	0.75	11/20/19	EUR	3,000,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	CSI	Put	0.85	11/20/19	EUR	14,000,000	(3)
ITRAXX.EUR.31.V2, 06/20/24	DUB	Put	0.70	12/18/19	EUR	1,700,000	(2)
ITRAXX.EUR.31.V2, 06/20/24	GSC	Put	3.00	06/17/20	EUR	2,800,000	—
ITRAXX.EUR.31.V2, 06/20/24	JPM	Put	0.85	11/20/19	EUR	2,900,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	JPM	Put	0.75	11/20/19	EUR	7,100,000	(2)
ITRAXX.EUR.31.V2, 06/20/24	JPM	Put	0.80	11/20/19	EUR	2,900,000	(1)
ITRAXX.EUR.32, 12/20/24	BNP	Call	0.48	01/15/20	EUR	500,000	—
ITRAXX.EUR.32, 12/20/24	DUB	Call	0.48	01/15/20	EUR	1,200,000	(1)
ITRAXX.EUR.32, 12/20/24	BNP	Put	0.80	01/15/20	EUR	500,000	(1)
ITRAXX.EUR.32, 12/20/24	DUB	Put	0.80	01/15/20	EUR	1,200,000	(2)
							(33)
Interest Rate Swaptions[10]
3M LIBOR, 12/17/49	GSC	Call	0.25	12/13/19	EUR	1,400,000	(71)
3M LIBOR, 12/18/24	GSC	Put	3.75	12/16/19		2,800,000	—
							(71)
Options on Securities
Federal National Mortgage Association, Inc., 2.5%, 08/25/2049	JPM	Call	100.47	11/06/19		1,200,000	(3)
Federal National Mortgage Association, Inc., 2.5%, 08/25/2049	JPM	Put	98.47	11/06/19		1,200,000	(4)
							(7)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	10/02/19	BRL	2,845	685	(11)
BRL/USD	DUB	10/02/19	BRL	10,454	2,516	4
BRL/USD	CSI	11/04/19	BRL	13,300	3,193	16
COP/USD	CIT	10/15/19	COP	3,451,700	991	(88)
EUR/USD	BNP	10/02/19	EUR	948	1,034	(17)
EUR/USD	CIT	10/02/19	EUR	783	853	(8)
EUR/USD	JPM	10/02/19	EUR	16,746	18,252	(31)
GBP/USD	BOA	10/02/19	GBP	4,861	5,977	(13)
GBP/USD	CIT	10/02/19	GBP	1,361	1,673	(11)
GBP/USD	JPM	10/02/19	GBP	1,586	1,950	(6)
IDR/USD	SCB	12/18/19	IDR	22,307,786	1,558	23
JPY/USD	UBS	10/02/19	JPY	1,788,400	16,540	(412)
JPY/USD	UBS	11/05/19	JPY	1,788,400	16,581	(74)
MXN/USD	BCL	10/09/19	MXN	23,388	1,184	(10)
MXN/USD	BCL	10/16/19	MXN	2,111	107	(1)
MXN/USD	BNP	10/23/19	MXN	7,488	378	(4)
MXN/USD	CIT	11/05/19	MXN	2,504	126	(1)
MXN/USD	BNP	01/16/20	MXN	7,488	373	(6)
MXN/USD	CIT	01/22/20	MXN	23,388	1,165	(30)
MXN/USD	JPM	01/22/20	MXN	2,363	118	—
PLN/USD	SCB	02/10/20	PLN	5,068	1,266	(27)
RUB/USD	CIT	10/17/19	RUB	70,733	1,088	(19)
RUB/USD	SCB	11/15/19	RUB	69,720	1,069	7
RUB/USD	CIT	12/16/19	RUB	6,752	103	3
TRY/USD	JPM	10/16/19	TRY	7,221	1,272	14
USD/BRL	CSI	10/02/19	BRL	(13,300)	(3,201)	(17)
USD/EUR	BNP	10/02/19	EUR	(17,979)	(19,596)	370
USD/EUR	CIT	10/02/19	EUR	(498)	(543)	8
USD/EUR	JPM	11/04/19	EUR	(16,746)	(18,301)	27
USD/GBP	CIT	10/02/19	GBP	(7,808)	(9,600)	(73)
USD/GBP	BOA	11/04/19	GBP	(4,861)	(5,985)	12
USD/JPY	UBS	10/02/19	JPY	(1,788,400)	(16,540)	77
USD/MXN	CIT	10/09/19	MXN	(23,388)	(1,184)	31
USD/MXN	CIT	10/16/19	MXN	(2,111)	(107)	(2)
USD/MXN	BNP	10/23/19	MXN	(7,488)	(378)	6
USD/PEN	BNP	11/25/19	PEN	(11,181)	(3,310)	76
USD/PEN	CIT	11/29/19	PEN	(2,247)	(665)	(6)
ZAR/USD	CIT	10/07/19	ZAR	19,191	1,266	(77)
					1,908	(270)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance (USA) Limited (Q)	BNP	0.13	1.00	06/20/21	(200)	3	(6)	9
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	6	1	5
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	32	46	(14)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	63	52	11
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	21	17	4
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	15	14	1
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	29	32	(3)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	17	12	5
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	33	21	12
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	80	59	21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	64	45	19
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	16	12	4
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	4	(15)	19
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	52	(161)	213
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	6	(19)	25
CNAC (HK) Finbridge Company Limited (Q)	BCL	1.44	1.00	12/20/24	(300)	(6)	(6)	—
Gazprom OAO (Q)	BOA	0.25	1.00	06/20/20	(100)	1	(16)	17
Gazprom OAO (Q)	JPM	0.25	1.00	06/20/20	(50)	1	(8)	9
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.84	1.00	06/20/23	(800)	5	(8)	13
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.92	1.00	12/20/23	(300)	1	(6)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.06	1.00	06/20/24	(200)	—	(3)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.84	1.00	06/20/23	(1,300)	8	(12)	20
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.16	1.00	12/20/24	(100)	(1)	(1)	—
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	1.06	1.00	06/20/24	(100)	(1)	(2)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.16	1.00	12/20/24	(800)	(7)	(5)	(2)
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	5	(5)	10
Mexico (United Mexican States) (Q)	BCL	0.66	1.00	06/20/22	(2,600)	25	(37)	62
Pemex Project Funding Master Trust (Q)	BCL	1.92	1.00	06/20/22	(400)	(10)	(17)	7
Pemex Project Funding Master Trust (Q)	BCL	1.00	1.00	09/20/20	(900)	1	(46)	47
Pemex Project Funding Master Trust (Q)	BNP	1.92	1.00	06/20/22	(1,700)	(41)	(103)	62
Pemex Project Funding Master Trust (Q)	DUB	1.64	1.00	12/20/21	(200)	(3)	(18)	15
Pemex Project Funding Master Trust (Q)	DUB	1.92	1.00	06/20/22	(700)	(16)	(28)	12
Pemex Project Funding Master Trust (Q)	GSC	1.00	1.00	09/20/20	(250)	—	(13)	13
Petrobras International Finance Co (Q)	BNP	0.17	1.00	12/20/19	(400)	—	(45)	45
Presidência Da República Federativa Do Brasil (Q)	CGM	1.37	1.00	12/20/24	(600)	(10)	(10)	—
Presidência Da República Federativa Do Brasil (Q)	CSI	0.53	1.00	09/20/20	(200)	1	(14)	15
Presidência Da República Federativa Do Brasil (Q)	DUB	0.80	1.00	06/20/22	(200)	1	(13)	14
Presidência Da República Federativa Do Brasil (Q)	GSC	1.37	1.00	12/20/24	(500)	(9)	(8)	(1)
Presidencia de la República de Colombia (Q)	DUB	0.37	1.00	06/20/21	(650)	7	(19)	26
Presidencia de la República de Colombia (Q)	UBS	0.37	1.00	06/20/21	(650)	7	(19)	26
PT Pertamina (Persero) (Q)	BCL	1.23	1.00	12/20/24	(400)	(4)	(4)	—
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.23	1.00	06/20/20	(1,200)	7	(2)	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.25	1.00	06/20/24	(400)	(5)	(9)	4
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.23	1.00	06/20/20	(400)	2	(1)	3
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.25	1.00	06/20/24	(400)	(4)	(8)	4
Segretariato Generale Della Presidenza Della Repubblica (Q)	GSC	0.23	1.00	06/20/20	(300)	2	—	2
South Africa, Parliament of (Q)	CGM	1.00	1.00	06/20/21	(600)	—	(50)	50
State Grid Overseas Investment Limited (Q)	BCL	0.72	1.00	12/20/24	(300)	4	4	—
The Central People's Government of the People's Republic of China (Q)	BCL	0.14	1.00	06/20/21	(900)	13	(10)	23
The Central People's Government of the People's Republic of China (Q)	BNP	0.14	1.00	06/20/21	(600)	9	(6)	15
The Central People's Government of the People's Republic of China (Q)	CGM	0.09	1.00	09/20/20	(100)	1	—	1
The Central People's Government of the People's Republic of China (Q)	GSC	0.14	1.00	06/20/21	(100)	1	(1)	2
The Central People's Government of the People's Republic of China (Q)	JPM	0.14	1.00	06/20/21	(100)	1	(1)	2
The Central People's Government of the People's Republic of China (Q)	MSC	0.14	1.00	06/20/21	(300)	5	(2)	7
The Central People's Government of the People's Republic of China (Q)	UBS	0.14	1.00	06/20/21	(200)	3	(2)	5
The Republic of Indonesia, The Government of (Q)	GSC	0.62	1.00	06/20/23	(300)	5	(4)	9
					(28,950)	442	(459)	901

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	MSC	12/20/19	2,100	—	98

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 58.2%
Information Technology 15.3%
Fiserv Inc. (a) (b)	1,584	164,050
Global Payments Inc.	288	45,760
Maxim Integrated Products, Inc.	1,230	71,220
Microsoft Corp. (b)	1,419	197,228
NXP Semiconductors N.V.	540	58,911
TE Connectivity Ltd.	908	84,581
Texas Instruments Incorporated (b)	685	88,555
Visa Inc. - Class A (b)	782	134,580
		844,885
Health Care 12.5%
Alcon AG (a)	1,327	77,413
Anthem, Inc. (b)	35	8,513
Avantor, Inc. (a)	952	13,999
Becton, Dickinson and Company	510	128,937
Danaher Corporation (b)	1,142	164,922
PerkinElmer Inc.	1,801	153,400
Thermo Fisher Scientific Inc.	412	120,040
UnitedHealth Group Incorporated (b)	108	23,435
		690,659
Industrials 8.0%
Fortive Corporation	1,553	106,504
General Electric Company	17,949	160,468
Roper Industries Inc.	332	118,433
Waste Connections, Inc. (c)	575	52,870
		438,275
Utilities 6.9%
American Electric Power Company, Inc. (b)	787	73,712
American Water Works Company, Inc.	317	39,354
Eversource Energy	867	74,136
NextEra Energy, Inc. (b)	292	68,120
NiSource Inc.	1,588	47,500
Xcel Energy Inc.	1,218	79,057
		381,879
Financials 5.8%
Intercontinental Exchange, Inc.	688	63,517
Marsh & McLennan Cos. Inc.	1,561	156,222
PNC Financial Services Group Inc. (b)	97	13,525
S&P Global Inc. (b)	340	83,247
		316,511
Consumer Discretionary 4.9%
Amazon.com, Inc. (a) (b)	60	104,835
Aptiv PLC (c)	605	52,892
Hilton Worldwide Holdings Inc.	672	62,534
McDonald's Corporation (b)	73	15,695
Yum! Brands Inc. (b)	282	31,998
		267,954
Communication Services 3.4%
Alphabet Inc. - Class A (a) (b)	8	9,801
Alphabet Inc. - Class C (a) (b)	96	117,443
Facebook, Inc. - Class A (a) (b)	339	60,458
		187,702
Consumer Staples 0.8%
Keurig Dr Pepper Inc.	1,524	41,634
Real Estate 0.4%
American Tower Corporation (b)	107	23,624
Energy 0.2%
Concho Resources Inc.	182	12,378
Total Common Stocks (cost $2,787,540)		3,205,501
CORPORATE BONDS AND NOTES 15.2%
Communication Services 5.1%
CCO Holdings, LLC
5.25%, 03/15/21 - 09/30/22	9,050	9,142
5.13%, 02/15/23	2,550	2,588
4.00%, 03/01/23 (d)	3,972	4,032
5.13%, 05/01/23 - 05/01/27 (d)	27,321	28,364
5.75%, 09/01/23 - 01/15/24	11,990	12,240
5.88%, 04/01/24 (d)	6,915	7,212
5.00%, 02/01/28 (d)	25,039	25,920
Charter Communications Operating, LLC
3.58%, 07/23/20	2,525	2,547
Comcast Corporation
2.65%, (3M USD LIBOR + 0.33%), 10/01/20 (e)	5,085	5,093
3.30%, 10/01/20	6,020	6,102
2.76%, (3M USD LIBOR + 0.44%), 10/01/21 (e)	2,335	2,341
3.45%, 10/01/21	2,730	2,814
Netflix, Inc.
5.38%, 02/01/21	2,870	2,960
4.38%, 11/15/26	19,735	20,013
4.88%, 04/15/28	36,597	37,200
5.88%, 02/15/25 - 11/15/28	44,465	48,459
6.38%, 05/15/29 (d)	20,815	23,053
SBA Communications Corporation
4.88%, 09/01/24	3,230	3,352
Sirius XM Radio Inc.
3.88%, 08/01/22 (d)	5,070	5,160
4.63%, 05/15/23 (d)	4,215	4,294
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,849
Verizon Communications Inc.
3.12%, (3M USD LIBOR + 1.00%), 03/16/22 (e)	3,100	3,145
3.13%, 03/16/22	5,400	5,557
Zayo Group, LLC
5.75%, 01/15/27 (d)	15,110	15,475
		278,912
Health Care 2.2%
Avantor, Inc.
6.00%, 10/01/24 (d)	10,440	11,184
9.00%, 10/01/25 (d)	41,415	46,568
Becton, Dickinson and Company
2.68%, 12/15/19	673	673
2.89%, 06/06/22	9,005	9,143
3.14%, (3M USD LIBOR + 1.03%), 06/06/22 (e)	2,765	2,776
3.36%, 06/06/24	6,350	6,625
Bristol-Myers Squibb Company
2.37%, (3M USD LIBOR + 0.20%), 11/16/20 (d) (e)	7,380	7,381
2.55%, 05/14/21 (d)	11,285	11,401
Centene Corporation
5.63%, 02/15/21	1,245	1,263
Elanco Animal Health
3.91%, 08/27/21 (f)	3,940	4,029
4.27%, 08/28/23 (f)	460	483
4.90%, 08/28/28 (f)	2,335	2,548
Fresenius Medical Care
5.75%, 02/15/21 (d)	380	394
HCA Healthcare, Inc.
6.25%, 02/15/21	1,725	1,807
Hologic, Inc.
4.38%, 10/15/25 (d)	4,536	4,649
Teleflex Incorporated
4.88%, 06/01/26	4,900	5,131
4.63%, 11/15/27	2,755	2,876
		118,931
Consumer Discretionary 2.0%
Amazon.com, Inc.
2.60%, 12/05/19	3,865	3,865
Aptiv PLC
4.35%, 03/15/29	415	450
AutoZone, Inc.
2.50%, 04/15/21	2,740	2,755
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	12,337	13,036
Dollar Tree, Inc.
3.00%, (3M USD LIBOR + 0.70%), 04/17/20 (e)	945	946
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	3,154
KFC Holding Co.
5.00%, 06/01/24 (d)	6,235	6,465
5.25%, 06/01/26 (d)	13,015	13,762
4.75%, 06/01/27 (d)	19,350	20,165

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Marriott International, Inc.
2.75%, (3M USD LIBOR + 0.65%), 03/08/21 (e)	1,485	1,488
Netflix, Inc.
5.50%, 02/15/22	2,080	2,207
Restaurant Brands International Limited Partnership
4.63%, 01/15/22 (d)	3,298	3,298
Service Corporation International
5.38%, 05/15/24	3,800	3,921
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	1,600	1,657
5.50%, 04/15/27 (d)	575	614
The Home Depot, Inc.
2.45%, (3M USD LIBOR + 0.31%), 03/01/22 (e)	2,235	2,238
3.25%, 03/01/22	1,860	1,924
Yum! Brands, Inc.
3.75%, 11/01/21	10,046	10,275
3.88%, 11/01/20 - 11/01/23	11,095	11,341
6.88%, 11/15/37	3,355	3,760
5.35%, 11/01/43	6,035	5,733
		113,054
Financials 1.7%
Caterpillar Financial Services Corporation
2.25%, 12/01/19	1,935	1,936
Level 3 Financing, Inc.
5.38%, 08/15/22	4,775	4,792
Marsh & Mclennan Companies, Inc.
2.35%, 03/06/20	440	440
2.75%, 01/30/22	1,090	1,103
3.30%, 03/14/23	1,205	1,247
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (d)	7,925	7,969
2.69%, (3M USD LIBOR + 0.56%), 06/24/22 (d) (e)	3,800	3,785
Shell International Finance B.V.
2.63%, (3M USD LIBOR + 0.45%), 05/11/20 (e)	7,290	7,309
Solera, LLC
10.50%, 03/01/24 (d)	31,290	33,104
State Street Corporation
5.25%, (callable at 100 beginning 09/15/20) (g)	2,150	2,193
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (g)	7,025	7,157
4.95%, (callable at 100 beginning 06/20/20) (g)	6,475	6,550
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (g)	9,685	10,110
Trinity Acquisition PLC
4.40%, 03/15/26	1,715	1,860
U.S. Bancorp
5.30%, (callable at 100 beginning 04/15/27) (g)	2,995	3,206
		92,761
Real Estate 0.9%
American Tower Corporation
3.30%, 02/15/21	4,075	4,132
Crown Castle International Corp.
4.88%, 04/15/22	8,850	9,403
5.25%, 01/15/23	15,275	16,648
Equinix, Inc.
5.38%, 01/01/22 - 04/01/23	2,150	2,197
SBA Communications Corporation
4.88%, 07/15/22	9,862	9,997
4.00%, 10/01/22	8,155	8,315
		50,692
Consumer Staples 0.8%
B&G Foods, Inc.
4.63%, 06/01/21	3,825	3,826
Conagra Brands, Inc.
3.03%, (3M USD LIBOR + 0.75%), 10/22/20 (e)	1,510	1,510
3.80%, 10/22/21	11,360	11,719
Nestle Holdings, Inc.
3.10%, 09/24/21 (d) (h)	16,155	16,497
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,649
2.57%, (3M USD LIBOR + 0.42%), 02/21/20 (e)	1,280	1,282
2.63%, 02/18/22	4,360	4,410
Unilever Capital Corporation
3.00%, 03/07/22	1,930	1,979
		43,872
Industrials 0.7%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (g)	15,862	15,049
Lennox International Inc.
3.00%, 11/15/23	340	343
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,067	2,224
Moog Inc.
5.25%, 12/01/22 (d)	160	163
Northrop Grumman Corporation
2.55%, 10/15/22	5,385	5,455
Roper Technologies, Inc.
3.65%, 09/15/23	4,780	5,017
4.20%, 09/15/28	1,440	1,584
Sensata Technologies B.V.
4.88%, 10/15/23 (d)	2,715	2,862
5.63%, 11/01/24 (d)	670	729
5.00%, 10/01/25 (d)	4,400	4,709
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	2,235	2,383
Xylem Inc.
4.88%, 10/01/21	125	132
3.25%, 11/01/26	250	257
		40,907
Utilities 0.7%
American Electric Power Company, Inc.
3.65%, 12/01/21	720	742
Berkshire Hathaway Energy Company
2.40%, 02/01/20	1,255	1,257
DTE Energy Company
3.70%, 08/01/23	2,685	2,816
Edison International
2.13%, 04/15/20	1,740	1,737
Eversource Energy
2.75%, 03/15/22	2,725	2,760
3.80%, 12/01/23	1,160	1,227
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,535	2,580
NiSource Finance Corp.
3.49%, 05/15/27	10,385	10,894
4.38%, 05/15/47	5,555	6,218
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (g)	4,655	4,670
Wisconsin Public Service Corporation
3.35%, 11/21/21	1,850	1,901
		36,802
Materials 0.5%
Reynolds Group Holdings Inc.
5.75%, 10/15/20	14,843	14,882
6.88%, 02/15/21	1,670	1,675
5.80%, (3M USD LIBOR + 3.50%), 07/15/21 (d) (e) (h)	3,425	3,432
5.13%, 07/15/23 (d)	4,670	4,794
Sealed Air Corporation
6.50%, 12/01/20 (d)	4,560	4,715
		29,498
Information Technology 0.5%
Amphenol Corporation
2.20%, 04/01/20	2,765	2,763
Fiserv, Inc.
2.70%, 06/01/20	4,825	4,848
3.80%, 10/01/23 (f)	3,100	3,278
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (d)	7,023	7,542
8.25%, 11/15/26 (d)	8,750	9,650
		28,081
Energy 0.1%
Enterprise Products Operating LLC
3.50%, 02/01/22	2,960	3,055

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
NuStar Logistics, L.P.
4.80%, 09/01/20	2,190	2,225
		5,280
Telecommunication Services 0.0%
T-Mobile USA, Inc.
6.50%, 01/15/26	1,025	1,103
Total Corporate Bonds And Notes (cost $811,670)		839,893
PREFERRED STOCKS 4.5%
Financials 1.6%
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (g) (h)	4	108
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (g) (h)	75	1,978
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (g) (h)	275	7,549
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (g) (h)	6	163
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (g) (h)	25	684
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (g) (h)	200	5,386
Wells Fargo & Co. - Series L, 7.50% (g) (i)	45	69,167
		85,035
Health Care 1.4%
Avantor, Inc., 6.25%, 05/15/22 (i)	707	37,940
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (i)	667	41,322
		79,262
Utilities 1.3%
Alabama Power Company - Series A, 5.00%, (callable at 25 beginning 10/01/22) (g) (h)	55	1,458
American Electric Power Company, Inc., 6.13%, 03/15/22 (i)	128	7,055
CMS Energy Corporation, 5.88%, 10/15/78 (h)	525	14,842
CMS Energy Corporation, 5.88%, 03/01/79 (h)	750	21,187
DTE Energy Company, 5.25%, 12/01/77 (h)	367	10,221
Duke Energy Corporation, 5.63%, 09/15/78	280	7,689
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (g) (h)	330	9,152
		71,604
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (i)	13	11,355
Total Preferred Stocks (cost $224,476)		247,256
SENIOR LOAN INTERESTS 3.8%
Information Technology 2.2%
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 03/30/24 (e) (j)	235	234
2017 1st Lien Term Loan, 4.87%, (1M LIBOR + 2.75%), 03/30/24 (e)	15,233	15,154
Emerald TopCo Inc
Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/16/26 (e) (j)	1,540	1,535
Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/16/26 (e)	3,535	3,523
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (e) (j)	1,910	1,920
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (e)	42,847	43,061
Gartner, Inc.
2016 Term Loan A, 3.61%, (3M LIBOR + 1.50%), 03/20/22 (e)	855	859
Kronos Incorporated
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (e) (j)	5,950	5,959
2017 Term Loan B, 5.25%, (3M LIBOR + 3.00%), 11/01/23 (e)	46,579	46,653
Ultimate Software Group Inc(The)
Term Loan B, 5.79%, (3M LIBOR + 3.75%), 04/08/26 (e)	1,890	1,899
		120,797
Financials 0.6%
Hub International Limited
2018 Term Loan B, 5.27%, (3M LIBOR + 3.00%), 04/25/25 (e)	33,498	33,084
Consumer Staples 0.3%
Nestle Skin Health SA
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (e) (j)	16,765	16,835
Health Care 0.2%
NVA Holdings, Inc.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 09/19/22 (e) (j)	11,625	11,567
Prestige Brands, Inc.
Term Loan B4, 4.11%, (3M LIBOR + 2.00%), 01/20/24 (e)	103	103
		11,670
Industrials 0.2%
Trans Union, LLC
Term Loan A2, 3.61%, (3M LIBOR + 1.50%), 08/09/22 (e)	6,241	6,202
2018 Term Loan B4, 4.11%, (3M LIBOR + 2.00%), 06/12/25 (e)	4,468	4,480
		10,682
Consumer Discretionary 0.2%
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (e)	3,050	3,007
NVA Holdings, Inc.
Term Loan B3, 4.79%, (3M LIBOR + 2.75%), 01/31/25 (e)	4,232	4,226
		7,233
Communication Services 0.1%
Zayo Group, LLC
2017 Term Loan B1, 4.11%, (3M LIBOR + 2.00%), 01/19/21 (e)	2,178	2,181
2017 Incremental Term Loan, 4.36%, (3M LIBOR + 2.25%), 01/19/24 (e)	4,550	4,557
		6,738
Materials 0.0%
H.B. Fuller Company
2017 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 10/11/24 (e)	1,158	1,152
Total Senior Loan Interests (cost $207,831)		208,191
TRUST PREFERREDS 0.3%
Utilities 0.3%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g)	149	3,669
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (g)	366	8,721
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (g) (h)	21	510
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (g) (h)	47	1,104
Total Trust Preferreds (cost $12,559)		14,004
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25 (d)	3,402	3,552
Series 2017-A23-1A, 4.12%, 07/26/27 (d)	3,680	3,886
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	14	15
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21 (c)	122	131
Series 2012-PTT-2A, 4.63%, 06/03/25	330	356
Series 2013-A-1, 3.95%, 11/15/25	202	212
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48 (d)	2,309	2,339
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,995)		10,491
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	126	1,242
Total Investment Companies (cost $1,288)		1,242

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 18.9%
Investment Companies 18.8%
JNL Government Money Market Fund - Institutional Class, 1.86% (k) (l)	29,096	29,096
T. Rowe Price Government Reserve Fund, 1.95% (k) (l)	1,005,608	1,005,608
		1,034,704
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (k) (l)	8,828	8,828
Total Short Term Investments (cost $1,043,532)		1,043,532
Total Investments 101.1% (cost $5,098,891)		5,570,110
Other Derivative Instruments (0.7)%		(38,442)
Other Assets and Liabilities, Net (0.4)%		(24,059)
Total Net Assets 100.0%		5,507,609

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $353,159 and 6.4% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) All or a portion of the security was on loan as of September 30, 2019.

(i) Convertible security.

(j) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,159	49	—	48	—	34	1,242	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,400.00	01/17/20	40	(38)
Alphabet Inc.	CGM	Call	1,350.00	01/17/20	65	(112)
Alphabet Inc.	CGM	Call	1,365.00	01/17/20	172	(246)
Alphabet Inc.	CGM	Call	1,340.00	01/17/20	40	(80)
Alphabet Inc.	CGM	Call	1,500.00	01/17/20	41	(11)
Alphabet Inc.	CGM	Call	1,300.00	01/17/20	187	(588)
Alphabet Inc.	GSC	Call	1,270.00	01/17/20	25	(110)
Alphabet Inc.	GSC	Call	1,300.00	01/17/20	25	(81)
Alphabet Inc.	GSC	Call	1,350.00	01/17/20	25	(45)
Amazon.com, Inc.	CGM	Call	2,100.00	01/17/20	12	(11)
Amazon.com, Inc.	CGM	Call	2,300.00	01/17/20	44	(10)
Amazon.com, Inc.	CGM	Call	2,025.00	01/17/20	12	(20)
Amazon.com, Inc.	CGM	Call	1,800.00	01/17/20	35	(268)
Amazon.com, Inc.	CGM	Call	2,000.00	01/17/20	12	(24)
Amazon.com, Inc.	CSI	Call	2,700.00	01/17/20	21	—
Amazon.com, Inc.	CSI	Call	2,600.00	01/17/20	21	—
Amazon.com, Inc.	CSI	Call	2,500.00	01/17/20	20	(2)
American Electric Power Company, Inc.	CGM	Call	95.00	01/17/20	1,336	(358)
American Electric Power Company, Inc.	CGM	Call	85.00	01/17/20	1,551	(1,489)
American Electric Power Company, Inc.	CGM	Call	82.50	01/17/20	336	(397)
American Tower Corporation	CGM	Call	175.00	01/17/20	247	(1,191)
American Tower Corporation	CSI	Call	175.00	01/17/20	506	(2,438)
American Tower Corporation	CSI	Call	170.00	01/17/20	265	(1,403)
Anthem, Inc.	CGM	Call	330.00	01/17/20	108	(2)
Anthem, Inc.	CGM	Call	310.00	01/17/20	62	(4)
Anthem, Inc.	CGM	Call	300.00	01/17/20	62	(7)
Danaher Corporation	CGM	Call	150.00	01/17/20	214	(103)
Facebook, Inc.	JPM	Call	220.00	01/17/20	1,036	(106)
Facebook, Inc.	JPM	Call	200.00	01/17/20	630	(238)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Fiserv, Inc.	CSI	Call	95.00	12/20/19	523	(581)
McDonald's Corporation	CGM	Call	200.00	01/17/20	241	(441)
McDonald's Corporation	CGM	Call	195.00	01/17/20	241	(532)
McDonald's Corporation	CSI	Call	200.00	01/17/20	96	(176)
McDonald's Corporation	CSI	Call	195.00	01/17/20	97	(214)
Microsoft Corporation	CGM	Call	130.00	01/17/20	916	(1,191)
Microsoft Corporation	CGM	Call	135.00	01/17/20	969	(950)
Microsoft Corporation	CGM	Call	125.00	01/17/20	914	(1,554)
Microsoft Corporation	CGM	Call	120.00	01/17/20	562	(1,188)
Microsoft Corporation	CSI	Call	130.00	01/17/20	280	(364)
Microsoft Corporation	CSI	Call	125.00	01/17/20	1,212	(2,060)
Microsoft Corporation	RDR	Call	130.00	01/17/20	872	(1,133)
NextEra Energy, Inc.	CSI	Call	200.00	01/17/20	1,166	(4,041)
NextEra Energy, Inc.	CSI	Call	195.00	01/17/20	196	(773)
S&P Global Inc.	CGM	Call	230.00	01/17/20	423	(987)
S&P Global Inc.	CGM	Call	220.00	01/17/20	424	(1,296)
Texas Instruments Incorporated	GSC	Call	130.00	01/17/20	69	(47)
Texas Instruments Incorporated	GSC	Call	135.00	01/17/20	128	(58)
Texas Instruments Incorporated	GSC	Call	140.00	01/17/20	128	(36)
Texas Instruments Incorporated	JPM	Call	120.00	01/17/20	390	(508)
Texas Instruments Incorporated	JPM	Call	130.00	01/17/20	969	(656)
Texas Instruments Incorporated	RDR	Call	125.00	01/17/20	1,891	(1,816)
The PNC Financial Services Group, Inc.	CSI	Call	140.00	01/17/20	965	(651)
UnitedHealth Group Incorporated	CGM	Call	290.00	01/17/20	131	(3)
UnitedHealth Group Incorporated	CGM	Call	300.00	01/17/20	228	(4)
UnitedHealth Group Incorporated	CGM	Call	270.00	01/17/20	171	(12)
UnitedHealth Group Incorporated	CGM	Call	280.00	01/17/20	171	(8)
UnitedHealth Group Incorporated	GSC	Call	290.00	01/17/20	83	(2)
UnitedHealth Group Incorporated	JPM	Call	310.00	01/17/20	20	—
Visa Inc.	CSI	Call	165.00	01/17/20	420	(640)
Visa Inc.	CSI	Call	170.00	01/17/20	483	(558)
Visa Inc.	CSI	Call	175.00	01/17/20	484	(404)
Visa Inc.	CSI	Call	155.00	01/17/20	262	(553)
Visa Inc.	CSI	Call	150.00	01/17/20	262	(707)
Visa Inc.	CSI	Call	160.00	01/17/20	434	(759)
Visa Inc.	GSC	Call	180.00	01/17/20	425	(217)
Visa Inc.	GSC	Call	170.00	01/17/20	489	(564)
Visa Inc.	GSC	Call	175.00	01/17/20	1,194	(998)
Yum! Brands, Inc.	CGM	Call	115.00	01/17/20	425	(170)
Yum! Brands, Inc.	CGM	Call	120.00	01/17/20	419	(84)
Yum! Brands, Inc.	CGM	Call	100.00	01/17/20	482	(706)
Yum! Brands, Inc.	CGM	Call	105.00	01/17/20	907	(950)
Yum! Brands, Inc.	MLP	Call	105.00	01/17/20	448	(468)
						(38,442)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 97.4%
Financials 22.1%
Berkshire Hathaway Inc. - Class B (a)	25	5,217
BlackRock, Inc.	7	3,035
Charles Schwab Corp.	45	1,866
MBIA Inc. (a)	208	1,918
Wells Fargo & Co.	49	2,467
		14,503
Industrials 16.8%
General Dynamics Corp.	15	2,681
Norfolk Southern Corp.	17	3,092
Old Dominion Freight Line Inc.	21	3,545
Southwest Airlines Co.	32	1,735
		11,053
Information Technology 14.3%
Apple Inc.	18	4,047
Citrix Systems Inc.	25	2,459
Versum Materials, Inc.	55	2,920
		9,426
Consumer Discretionary 12.4%
Carnival Plc (b)	35	1,514
Dollar Tree Inc. (a)	30	3,401
Mohawk Industries Inc. (a)	10	1,264
Penske Automotive Group, Inc.	42	1,988
		8,167
Materials 10.0%
Martin Marietta Materials Inc.	15	4,166
NewMarket Corp.	5	2,434
		6,600
Consumer Staples 7.9%
Altria Group, Inc.	34	1,404
Lamb Weston Holdings Inc.	52	3,780
		5,184
Health Care 4.3%
Johnson & Johnson	22	2,839
Real Estate 3.5%
STORE Capital Corp.	61	2,263
Communication Services 3.2%
Fox Corporation - Class A	67	2,111
Energy 2.9%
Chevron Corp.	16	1,898
Total Common Stocks (cost $50,757)		64,044
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	1,683	1,683
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	675	675
Total Short Term Investments (cost $2,358)		2,358
Total Investments 101.0% (cost $53,115)		66,402
Other Assets and Liabilities, Net (1.0)%		(658)
Total Net Assets 100.0%		65,744

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund
COMMON STOCKS 99.8%
Materials 99.8%
Agnico Eagle Mines Limited	66	3,562
Alamos Gold Inc - Class A	223	1,295
Allegiant Gold Ltd. (a) (b)	130	9
AngloGold Ashanti - ADR	40	729
Argonaut Gold Inc. (a)	362	573
Auryn Resources Inc (a)	107	129
B2Gold Corp. (a)	1,351	4,364
Barrick Gold Corporation	274	4,741
Bear Creek Mining Corp. (a)	334	499
Bellevue Gold Limited (a)	2,273	932
BonTerra Resources Inc. (a) (b)	64	112
BonTerra Resources Inc. (a)	287	477
Cardinal Resources Limited (a) (c)	1,973	564
Columbus Gold Corp. (a) (b)	486	48
Continental Gold, Inc. (a)	681	1,892
Corvus Gold Inc. (a) (c)	597	983
Detour Gold Corporation (a)	42	611
Eastmain Resources Inc. (a)	709	64
Endeavour Mining Corporation (a) (c)	18	344
Equinox Gold Corp. (a)	48	252
Evolution Mining Limited	1,253	3,817
First Mining Gold Corp. (a)	383	71
Fresnillo PLC (c)	91	763
Gold Fields Limited - ADR	73	357
Gold Road Resources Limited (a)	1,874	1,570
Gold Standard Ventures Corp. (a) (c)	406	312
Kinross Gold Corp. (a)	438	2,015
Kirkland Lake Gold Ltd. (c)	125	5,592
Leagold Mining Corp. (a)	385	744
Liberty Gold Corp. (a)	304	153
Liberty Gold Corp. (a) (c)	1,604	848
Lundin Gold Inc. (a) (c)	62	359
Marathon Gold Corp. (a)	340	389
Midas Gold Corp. (a)	276	125
Newcrest Mining Ltd.	74	1,727
Newmont Goldcorp Corporation (b)	84	3,201
Nighthawk Gold Corp. (a) (c)	308	107
Northern Star Resources Ltd.	287	2,126
NovaGold Resources Inc. (a)	48	290
Oceana Gold Pty Ltd	412	1,077
Orezone Gold Corporation (a) (b)	1,287	651
Osisko Gold Royalties Ltd (c)	35	321
Osisko Mining Inc. (a) (c)	483	1,141
Otis Gold Corp. (a) (b)	405	29
Premier Gold Mines Limited (a)	224	316
Pretium Resources Inc. (a)	86	994
Probe Metals Inc. (a) (b)	337	278
Pure Gold Mining Inc. (a) (b)	566	266
Pure Gold Mining Inc. (a) (c)	1,031	451
Rio2 Limited (a)	786	255
Royal Gold Inc.	8	983
Sabina Gold & Silver Corp. (a)	902	1,171
Saracen Mineral Holdings Ltd. (a) (c)	526	1,225
SEMAFO Inc. (a)	442	1,419
SSR Mining Inc. (a)	83	1,212
TMAC Resources Inc (a)	121	407
West African Resources Ltd. (a) (c)	4,201	1,371
Wheaton Precious Metals Corp.	112	2,942
Yamana Gold Inc. (c)	548	1,743
Total Common Stocks (cost $56,143)		64,998
WARRANTS 0.3%
Liberty Gold Corp. (a) (b) (d)	826	172
Probe Metals Inc. (a) (b) (d)	164	16
Pure Gold Mining Inc. (a) (b) (d)	427	12
Total Warrants (cost $98)		200
RIGHTS 0.0%
Alio Gold Inc. (a) (b) (d)	175	—
Allegiant Gold Ltd. (a) (b) (d)	130	—
BonTerra Resources Inc. (a) (b) (d)	25	—
Leagold Mining Corp. (a) (b) (c) (d)	90	12
Total Rights (cost $124)		12
SHORT TERM INVESTMENTS 12.2%
Securities Lending Collateral 12.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (e) (f)	7,960	7,960
Total Short Term Investments (cost $7,960)		7,960
Total Investments 112.3% (cost $64,325)		73,170
Other Assets and Liabilities, Net (12.3)%		(8,039)
Total Net Assets 100.0%		65,131

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(c) All or a portion of the security was on loan as of September 30, 2019.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 94.4%
France 12.2%
Cie Generale d'Optique Essilor International SA	383	55,171
LVMH Moet Hennessy Louis Vuitton SE	144	57,351
Pernod-Ricard SA	233	41,497
Ubisoft Entertainment (a)	373	26,989
		181,008
Switzerland 10.7%
Alcon AG (a)	749	43,656
Geberit AG	64	30,610
Nestle SA	517	56,113
Sika AG	196	28,634
		159,013
United Kingdom 10.3%
Compass Group PLC	1,984	51,065
Experian PLC	1,963	62,667
Smith & Nephew PLC	1,593	38,407
		152,139
United States of America 9.3%
Chubb Limited	329	53,127
Mettler-Toledo International Inc. (a)	49	34,220
ResMed Inc.	368	49,765
		137,112
Canada 9.2%
Canadian Pacific Railway Limited (b)	258	57,485
Dollarama Inc.	611	21,876
Shopify Inc. - Class A (a)	184	57,314
		136,675
Ireland 5.9%
Accenture Public Limited Company - Class A	324	62,247
Icon Public Limited Company (a)	166	24,463
		86,710
Australia 4.3%
CSL Ltd.	402	63,534
Germany 3.8%
Adidas AG	180	56,137
Denmark 3.8%
Chr. Hansen Holding A/S	297	25,208
DSV A/S	319	30,368
		55,576
Taiwan 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,095	50,894
India 3.3%
HDFC Bank Limited - ADR	866	49,428
Hong Kong 3.3%
AIA Group Limited	5,117	48,392
China 3.2%
Tencent Holdings Limited	1,117	47,040
Japan 2.8%
Keyence Corp.	67	41,759
Spain 2.4%
Amadeus IT Group SA	504	36,101
Mexico 2.4%
Wal - Mart de Mexico, S.A.B. de C.V.	12,061	35,711
Netherlands 2.3%
ASML Holding - ADR	140	34,718
Sweden 1.8%
Atlas Copco Aktiebolag - Class A	869	26,719
Total Common Stocks (cost $1,017,793)		1,398,666
SHORT TERM INVESTMENTS 6.3%
Investment Companies 5.4%
JNL Government Money Market Fund - Institutional Class, 1.86% (c) (d)	79,701	79,701
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (c) (d)	13,260	13,260
Total Short Term Investments (cost $92,961)		92,961
Total Investments 100.7% (cost $1,110,754)		1,491,627
Other Assets and Liabilities, Net (0.7)%		(10,551)
Total Net Assets 100.0%		1,481,076

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
ASX - Australian Stock Exchange	MBS - Mortgage-Backed Security
BIBOR - Bangkok Interbank Offered Rate	MCDX.CDSI – Municipal Credit Default Swap Index
BRAZIBOR – Brazil Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MSCI - Morgan Stanley Capital International
CDX.EM - Credit Default Swap Index - Emerging Markets	OAO - Russian Open Joint Stock Company
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	REMIC - Real Estate Mortgage Investment Conduit
CLICP – Sinacofi Chile Interbank Rate Average	SIBOR - Singapore Interbank Offered Rate
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	S&P - Standard & Poor’s
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	TIPS – Treasury Inflation-Protected Securities
CVA - Commanditaire Vennootschap op Aandelen	ULSD - Ultra Low Sulfur Diesel
EAFE - Europe, Australia and Far East	UK - United Kingdom
ETF - Exchange Traded Fund	US - United States
EURIBOR - Europe Interbank Offered Rate	WIBOR - Warsaw Interbank Offered Rate
HICP - Harmonised Index of Consumer Prices	WTI - West Texas Intermediate
iTraxx - Group of international credit derivative indexes monitored by the International Index Company

Currency Abbreviations:

AED - United Arab Emirates Dirham	GHS - Ghanaian Cedi	PLN - Polish Zloty
AUD - Australian Dollar	HUF - Hungarian Forint	RSD - Serbian Dinar
BHD - Bahraini Dinar	IDR - Indonesian Rupiah	RUB - Russian Ruble
BRL - Brazilian Real	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	KRW - Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNY - Chinese Yuan	NGN - Nigerian Naira	UAH - Ukrainian Hryvnia
COP - Colombian Peso	NOK - Norwegian Krone	UGX - Ugandan Shilling
CZK - Czech Republic Korunas	NZD - New Zealand Dollar	USD - United States Dollar
EGP - Egyptian Pound	OMR - Omani Rial	ZAR - South African Rand
EUR - European Currency Unit (Euro)	PEN - Peruvian Nuevo Sol
GBP - British Pound	PHP - Philippine Peso
GEL - Georgian Lari

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NMS - NatWest Markets Securities Inc.
BOA - Bank of America	NSI - Nomura Securities International Inc
CGM - Citigroup Global Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RDR - RBC Dain Raucher Inc.
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
HSB - HSBC Securities Inc.	TDS - TD Securities Inc.
JPM - JPMorgan Chase Bank N.A.	UBS - UBS Securities LLC
MLP - Merrill Lynch, Pierce, Fenner, & Smith

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (B) - Bi-Monthly; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Payments delivered or received are based on the notional amount.

10Swaptions are illiquid investments.

"-" Amount rounds to less than one thousand or 0.05%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. JNL/T. Rowe Price Capital Appreciation Fund is sub-advised by T. Rowe Price Associates, Inc. and invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2019. The following table details the investments held during the period ended September 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	7,555	32,597	37,496	85	2,656	1.1
JNL iShares Tactical Moderate Fund	9,516	30,089	36,361	120	3,244	2.2
JNL iShares Tactical Moderate Growth Fund	13,858	33,576	42,053	167	5,381	1.9
JNL/DFA U.S. Small Cap Fund	551	33,651	33,530	14	672	0.5
JNL/DoubleLine Total Return Fund	205,649	750,692	829,113	2,498	127,228	4.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	17,062	378,670	384,883	210	10,849	4.8
JNL/FAMCO Flex Core Covered Call Fund	4,574	43,186	45,399	51	2,361	1.5
JNL/Lazard International Strategic Equity Fund	4,997	32,144	28,287	131	8,854	4.9
JNL/Mellon Equity Income Fund	2,299	96,278	97,786	69	791	0.2
JNL/Neuberger Berman Commodity Strategy Fund	15,021	178,901	178,061	314	15,861	14.4
JNL/Neuberger Berman Currency Fund	2,655	300,240	300,154	52	2,741	3.8
JNL/Nicholas Convertible Arbitrage Fund	6,569	104,066	97,117	219	13,518	9.0
JNL/T. Rowe Price Capital Appreciation Fund	5,165	434,466	410,535	286	29,096	0.5
JNL/The London Company Focused U.S. Equity Fund	3,583	12,410	14,310	46	1,683	2.6
JNL/VanEck International Gold Fund	486	22,761	23,247	11	—	—
JNL/WCM Focused International Equity Fund	51,322	271,614	243,235	891	79,701	5.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	124,990	1,674,535	793,917	8,382	1,005,608	18.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended September 30, 2019.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act") and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Security Valuation. Under the Jackson Variable Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Derivatives, including swaps and certain types of over-the-counter options, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost,

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	240,382	—	—	240,382
Short Term Investments	9,414	—	—	9,414
	249,796	—	—	249,796
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	142,888	—	—	142,888
Short Term Investments	5,564	—	—	5,564
	148,452	—	—	148,452
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	279,616	—	—	279,616
Short Term Investments	28,366	—	—	28,366
	307,982	—	—	307,982
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	136,589	—	1	136,590
Preferred Stocks	11	—	—	11
Rights	—	—	3	3
Short Term Investments	5,061	—	—	5,061
	141,661	—	4	141,665
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,387,406	—	1,387,406
Non-U.S. Government Agency Asset-Backed Securities	—	1,156,172	—	1,156,172
Short Term Investments	127,228	—	—	127,228
	127,228	2,543,578	—	2,670,806
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Government And Agency Obligations	—	137,300	—	137,300
Common Stocks	450	10,984	—	11,434
Senior Loan Interests	—	—	10,876	10,876
Corporate Bonds And Notes	—	6,065	—	6,065
Short Term Investments	10,849	26,043	—	36,892
	11,299	180,392	10,876	202,567
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	192	—	—	192
Centrally Cleared Interest Rate Swap Agreements	—	5,377	—	5,377
Centrally Cleared Credit Default Swap Agreements	—	83	—	83
OTC Purchased Options	—	3,850	—	3,850
Open Forward Foreign Currency Contracts	—	8,788	—	8,788
OTC Interest Rate Swap Agreements	—	251	—	251
OTC Cross-Currency Swap Agreements	—	520	—	520
OTC Credit Default Swap Agreements	—	2	—	2
OTC Non-Deliverable Bond Forward Contracts	—	36	—	36
	192	18,907	—	19,099

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(100)	—	—	(100)
Centrally Cleared Interest Rate Swap Agreements	—	(9,436)	—	(9,436)
Centrally Cleared Credit Default Swap Agreements	—	(119)	—	(119)
Open Forward Foreign Currency Contracts	—	(6,840)	—	(6,840)
OTC Interest Rate Swap Agreements	—	(669)	—	(669)
OTC Credit Default Swap Agreements	—	(1,939)	—	(1,939)
	(100)	(19,003)	—	(19,103)
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	160,543	—	—	160,543
Short Term Investments	2,361	—	—	2,361
	162,904	—	—	162,904
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(7,684)	—	—	(7,684)
	(7,684)	—	—	(7,684)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	36,056	129,571	—	165,627
Preferred Stocks	4,942	—	—	4,942
Short Term Investments	12,308	—	—	12,308
	53,306	129,571	—	182,877
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	359,601	—	—	359,601
Short Term Investments	801	—	—	801
	360,402	—	—	360,402
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	69,945	—	69,945
Non-U.S. Government Agency Asset-Backed Securities	—	16,809	—	16,809
Short Term Investments	15,861	—	—	15,861
	15,861	86,754	—	102,615
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,506	—	—	2,506
	2,506	—	—	2,506
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,204)	—	—	(3,204)
	(3,204)	—	—	(3,204)
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	19,493	—	19,493
Short Term Investments	2,741	48,183	—	50,924
	2,741	67,676	—	70,417
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	26,752	—	26,752
	—	26,752	—	26,752
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(27,724)	—	(27,724)
	—	(27,724)	—	(27,724)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Corporate Bonds And Notes	—	137,801	—	137,801
Preferred Stocks	7,174	—	—	7,174
Short Term Investments	13,518	—	—	13,518
	20,692	137,801	—	158,493
Liabilities - Securities
Common Stocks	(53,177)	—	—	(53,177)
	(53,177)	—	—	(53,177)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	552,946	—	552,946
Government And Agency Obligations	—	176,439	—	176,439
Non-U.S. Government Agency Asset-Backed Securities	—	30,829	—	30,829
Senior Loan Interests	—	12,879	—	12,879
Preferred Stocks	353	—	—	353
Short Term Investments	6,956	114	—	7,070
	7,309	773,207	—	780,516

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Liabilities - Securities
Government And Agency Obligations	—	(2,998)	—	(2,998)
	—	(2,998)	—	(2,998)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	70	—	—	70
Centrally Cleared Interest Rate Swap Agreements	—	644	—	644
Centrally Cleared Credit Default Swap Agreements	—	153	—	153
Exchange Traded Futures Options	9	—	—	9
OTC Purchased Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	674	—	674
OTC Credit Default Swap Agreements	—	921	—	921
OTC Total Return Swap Agreements	—	98	—	98
	79	2,490	—	2,569
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(583)	—	—	(583)
Centrally Cleared Interest Rate Swap Agreements	—	(656)	—	(656)
Centrally Cleared Credit Default Swap Agreements	—	(299)	—	(299)
OTC Written Options	—	(111)	—	(111)
Open Forward Foreign Currency Contracts	—	(944)	—	(944)
OTC Credit Default Swap Agreements	—	(20)	—	(20)
	(583)	(2,030)	—	(2,613)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	3,128,088	77,413	—	3,205,501
Corporate Bonds And Notes	—	839,893	—	839,893
Preferred Stocks	247,256	—	—	247,256
Senior Loan Interests	—	208,191	—	208,191
Trust Preferreds	14,004	—	—	14,004
Non-U.S. Government Agency Asset-Backed Securities	—	10,491	—	10,491
Investment Companies	1,242	—	—	1,242
Short Term Investments	1,043,532	—	—	1,043,532
	4,434,122	1,135,988	—	5,570,110
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(38,442)	—	(38,442)
	—	(38,442)	—	(38,442)
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	64,044	—	—	64,044
Short Term Investments	2,358	—	—	2,358
	66,402	—	—	66,402
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	49,983	15,015	—	64,998
Warrants	—	200	—	200
Rights	—	12	—	12
Short Term Investments	7,960	—	—	7,960
	57,943	15,227	—	73,170
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
France	—	181,008	—	181,008
Switzerland	—	159,013	—	159,013
United Kingdom	—	152,139	—	152,139
United States of America	137,112	—	—	137,112
Canada	136,675	—	—	136,675
Ireland	86,710	—	—	86,710
Australia	—	63,534	—	63,534
Germany	—	56,137	—	56,137
Denmark	—	55,576	—	55,576
Taiwan	50,894	—	—	50,894
India	49,428	—	—	49,428
Hong Kong	—	48,392	—	48,392
China	—	47,040	—	47,040
Japan	—	41,759	—	41,759
Spain	—	36,101	—	36,101
Mexico	35,711	—	—	35,711
Netherlands	34,718	—	—	34,718
Sweden	—	26,719	—	26,719
Short Term Investments	92,961	—	—	92,961
	624,209	867,418	—	1,491,627

1 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	4,991	—	—	(699)	—	—	4,292[3]	(699)
Senior Loan Interests	—	—	—	1	2,488	—	2,489[4]	1
JNL/VanEck International Gold Fund
Common Stocks	—	568	(568)[5]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2019.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2019, other than those noted.

3 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may results in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	1,434.32 bps

4 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	1,084.42 bps

5 During the period, the valuation of the common stock held in JNL/VanEck International Gold Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.